UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-06322

Exact name of registrant as specified in charter:	Delaware Pooled® Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2012

Item 1. Reports to Stockholders

Semiannual report 2012

April 30, 2012

U.S. equities	International equities
The Large-Cap Value Equity Portfolio	The International Equity Portfolio
The Select 20 Portfolio	The Labor Select International Equity Portfolio
The Large-Cap Growth Equity Portfolio	The Emerging Markets Portfolio
The Focus Smid-Cap Growth Equity Portfolio	The Emerging Markets Portfolio II
The Real Estate Investment Trust Portfolio II	The Global Real Estate Securities Portfolio

U.S. fixed income	International fixed income
The Core Focus Fixed Income Portfolio	The Global Fixed Income Portfolio
The High-Yield Bond Portfolio
The Core Plus Fixed Income Portfolio

Delaware Pooled® Trust

Contents

Portfolio objectives	2
Disclosure of Portfolio expenses	4
Sector allocations, security types, country allocations,
and top 10 equity holdings	6
Statements of net assets	18
Statements of operations	61
Statements of changes in net assets	65
Financial highlights	70
Notes to financial statements	85
Other Portfolio information	109

Delaware Pooled® Trust
Delaware Pooled Trust, based in Philadelphia, is a registered investment company that offers no-load, open-end equity and fixed income mutual funds to institutional and high net worth individual investors.

Delaware Management Company, a series of Delaware Management Business Trust, serves as investment advisor for the Portfolios. Mondrian Investment Partners Limited serves as investment sub-advisor for The International Equity,* Labor Select International Equity, Emerging Markets,* and Global Fixed Income* Portfolios.

Shareholder services
Delaware Investments provides its Delaware Pooled Trust shareholders with annual and semiannual reports, monthly account reports, and other communications.

A dedicated shareholder services staff is available to assist with account questions and provide net asset values of the Delaware Pooled Trust Portfolios weekdays from 9 a.m. to 5 p.m. Eastern time. Shareholders may call 800 231-8002 or write to: Client Services, Delaware Pooled Trust, 2005 Market Street, Philadelphia, PA 19103.

The performance quoted in this report represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 231-8002 or visiting www.delawareinvestments.com/institutional/performance. Carefully consider the Portfolios’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Portfolios’ prospectus and, if available, their summary prospectuses, which may be obtained by visiting www.delawareinvestments.com or calling 800 231-8002. Investors should read the prospectus and, if available, the summary prospectus carefully before investing. Performance includes reinvestment of all distributions.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested. Mutual fund advisory services are provided by Delaware Management Company, a series of Delaware Management Business Trust (DMBT), which is a registered investment advisor. Delaware Investments is the marketing name of Delaware Management Holdings, Inc. (DMHI) and its subsidiaries.

Investments in the Portfolios are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Portfolios, the repayment of capital from the Portfolios, or any particular rate of return.

*Closed to new investors.
©2012 Delaware Management Holdings, Inc.	2012 Semiannual report • Delaware Pooled Trust
All third-party marks cited are the property of their respective owners.

Portfolio objectives

The Large-Cap Value Equity Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in securities of large-capitalization companies that we believe have long-term capital appreciation potential. The Portfolio currently defines large-capitalization stocks as those with market capitalizations of $5 billion or greater at the time of purchase. Typically, we seek to select securities that we believe are undervalued in relation to their intrinsic value as indicated by multiple factors.

The Select 20 Portfolio seeks long-term capital appreciation. The Portfolio seeks to achieve its objective by investing in a portfolio of twenty (20) securities, primarily common stocks of companies that we believe have long-term capital appreciation potential and are expected to grow faster than the U.S. economy.

The Large-Cap Growth Equity Portfolio seeks capital appreciation. The Portfolio invests primarily in common stocks of growth-oriented companies that we believe have long-term capital appreciation potential and expect to grow faster than the U.S. economy. For purposes of the Portfolio, we generally consider large-capitalization companies to be those that, at the time of purchase, have total market capitalizations within the range of market capitalizations of companies in the Russell 1000® Growth Index.

The Focus Smid-Cap Growth Equity Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in common stocks of growth-oriented companies that we believe have long-term capital appreciation potential and expect to grow faster than the U.S. economy. For purposes of the Portfolio, we will generally consider companies that, at the time of purchase, have total market capitalizations within the range of market capitalizations of companies in the Russell 2500™ Growth Index.

The Real Estate Investment Trust Portfolio II seeks maximum long-term total return, with capital appreciation as a secondary objective. The Portfolio invests primarily in securities of companies principally engaged in the real estate industry.

The Core Focus Fixed Income Portfolio seeks maximum long-term total return, consistent with reasonable risk. The Portfolio will invest primarily in a diversified portfolio of investment grade, fixed income obligations, including securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, mortgage-backed securities, asset-backed securities, corporate bonds, and other fixed income securities.

The High-Yield Bond Portfolio seeks high total return. The Portfolio will primarily invest its assets at the time of purchase in: (1) corporate bonds rated BB or lower by Standard & Poor’s (S&P) or similarly rated by another nationally recognized statistical rating organization; (2) securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; or (3) commercial paper of companies rated A-1 or A-2 by S&P, rated P-1 or P-2 by Moody’s Investors Service, Inc., or unrated but considered to be of comparable quality.

The Core Plus Fixed Income Portfolio seeks maximum long-term total return, consistent with reasonable risk. The Portfolio allocates its investments principally among three sectors of the fixed income securities markets: U.S. investment grade sector, U.S. high yield sector, and international sector.

The International Equity Portfolio seeks maximum long-term total return. The Portfolio invests primarily in equity securities of companies that are organized, have a majority of their assets, or derive most of their operating income outside the United States, and that, in our opinion, are undervalued at the time of purchase based on our fundamental analysis. Investments will be made mainly in marketable securities of companies in developed countries. The International Equity Portfolio is presently closed to new investors.

The Labor Select International Equity Portfolio seeks maximum long-term total return. The Portfolio invests primarily in equity securities of companies that are organized, have a majority of their assets, or derive most of their operating income outside of the United States, and that, in our opinion, are undervalued at the time of purchase based on the rigorous fundamental analysis that we employ. In addition to following these quantitative guidelines, we will select securities of issuers that present certain characteristics that are compatible or operate in accordance with certain investment policies or restrictions followed by organized labor.

The Emerging Markets Portfolio seeks long-term capital appreciation. The Portfolio, an international fund, generally invests in equity securities of companies that are organized in, have a majority of their assets in, or derive a majority of their operating income from emerging countries. The Emerging Markets Portfolio is presently closed to new investors.

The Emerging Markets Portfolio II seeks long-term capital appreciation. The Portfolio invests primarily in equity securities of issuers from emerging or developing foreign countries. Under normal market conditions, at least 80% of the Portfolio’s total assets will be invested in equity securities of issuers from countries whose economies are considered to be emerging.

2012 Semiannual report • Delaware Pooled Trust

The Global Real Estate Securities Portfolio seeks maximum long-term total return through a combination of current income and capital appreciation. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in securities issued by U.S. and non-U.S. companies in the real estate and real estate–related sectors. The Portfolio may invest in companies across all market capitalizations and may invest its assets in securities of companies located in emerging market countries. Under normal circumstances, the Portfolio will invest at least 40% of its total assets in securities of non-U.S. issuers.

The Global Fixed Income Portfolio seeks current income consistent with the preservation of principal. The Portfolio invests primarily in fixed income securities that may also provide the potential for capital appreciation. The Portfolio is a global fund that invests in issuers located throughout the world. The Global Fixed Income Portfolio is presently closed to new investors.

Carefully consider the Portfolios’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Portfolios’ prospectuses and, if available, their summary prospectuses, which may be obtained by visiting www.delawareinvestments.com or calling 800 231-8002. Investors should read the applicable prospectus and, if available, the applicable summary prospectus carefully before investing.

The Portfolios of Delaware Pooled® Trust (DPT) are designed exclusively for institutional investors and high net worth individuals.

International investments entail risks not ordinarily associated with U.S. investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations. Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility and lower trading volume.

Narrowly focused investments may exhibit higher volatility than investments in multiple industry sectors.

REIT investments are subject to many of the risks associated with direct real estate ownership, including changes in economic conditions, credit risk, and interest rate fluctuations.

A REIT fund’s tax status as a regulated investment company could be jeopardized if it holds real estate directly, as a result of defaults, or receives rental income from real estate holdings.

The Portfolios’ share prices and yields will fluctuate in response to movements in stock prices.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Portfolios may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Portfolios may be prepaid prior to maturity, potentially forcing the Portfolios to reinvest that money at a lower interest rate.

Securities in the lowest of the rating categories considered to be investment grade (that is, Baa or BBB) have some speculative characteristics.

High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds.

The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons. In addition, a less liquid secondary market makes it more difficult for a Portfolio to obtain precise valuations of the high yield securities in its portfolio.

Because the Portfolios expect to hold a concentrated portfolio of a limited number of securities, the Portfolios’ risk is increased because each investment has a greater effect on the Portfolios’ overall performance.

The Real Estate Investment Trust II, The Global Real Estate Securities, The Select 20, and The Global Fixed Income Portfolios are considered “nondiversified” as defined in the Investment Company Act of 1940. “Nondiversified” Portfolios may allocate more of their net assets to investments in single securities than “diversified” Portfolios. Resulting adverse effects may subject these Portfolios to greater risks and volatility.

2012 Semiannual report • Delaware Pooled Trust

Disclosure of Portfolio expenses

For the six month period from November 1, 2011 to April 30, 2012

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including reimbursement fees on The Emerging Markets Portfolio; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees on Class P shares of The Global Real Estate Securities Portfolio and other Portfolio expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from November 1, 2011 to April 30, 2012.

Actual Expenses

The first section of the table shown, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Certain of the Portfolios’ actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

In each case, “Expenses Paid During Period” are equal to the relevant Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Delaware Pooled® Trust
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	11/1/11 to
	11/1/11	4/30/12	Ratio	4/30/12
Actual Portfolio Return
The Large-Cap
Value Equity
Portfolio	$1,000.00	$1,128.00	0.70%	$3.70
The Select 20
Portfolio	1,000.00	1,168.40	0.88%	4.74
The Large-Cap
Growth Equity
Portfolio	1,000.00	1,167.10	0.64%	3.45
The Focus Smid-Cap
Growth Equity
Portfolio	1,000.00	1,127.20	0.92%	4.87
The Real Estate
Investment Trust
Portfolio II	1,000.00	1,145.00	0.95%	5.07
The Core Focus
Fixed Income
Portfolio	1,000.00	1,032.20	0.43%	2.17
The High-Yield
Bond Portfolio	1,000.00	1,084.10	0.59%	3.06
The Core Plus
Fixed Income
Portfolio	1,000.00	1,038.50	0.45%	2.28
The International
Equity Portfolio	1,000.00	998.70	0.82%	4.07
The Labor Select
International Equity
Portfolio	1,000.00	1,004.60	0.87%	4.34
The Emerging
Markets Portfolio	1,000.00	1,068.60	1.21%	6.22
The Emerging
Markets Portfolio II	1,000.00	1,027.40	1.20%	6.05
The Global Real Estate
Securities Portfolio
Original Class	1,000.00	1,106.90	1.10%	5.76

2012 Semiannual report • Delaware Pooled Trust

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	11/1/11 to
	11/1/11	4/30/12	Ratio	4/30/12
Actual Portfolio Return (continued)
The Global Real
Estate Securities
Portfolio Class P	$1,000.00	$1,106.00	1.35%	$7.07
The Global Fixed
Income Portfolio	1,000.00	999.00	0.60%	2.98
Hypothetical 5% Return (5% return before expenses)
The Large-Cap
Value Equity
Portfolio	$1,000.00	$1,021.38	0.70%	$3.52
The Select 20
Portfolio	1,000.00	1,020.49	0.88%	4.42
The Large-Cap
Growth Equity
Portfolio	1,000.00	1,021.68	0.64%	3.22
The Focus Smid-Cap
Growth Equity
Portfolio	1,000.00	1,020.29	0.92%	4.62
The Real Estate
Investment Trust
Portfolio II	1,000.00	1,020.14	0.95%	4.77
The Core Focus
Fixed Income
Portfolio	1,000.00	1,022.73	0.43%	2.16
The High-Yield
Bond Portfolio	1,000.00	1,021.93	0.59%	2.97
The Core Plus
Fixed Income
Portfolio	1,000.00	1,022.63	0.45%	2.26
The International
Equity Portfolio	1,000.00	1,020.79	0.82%	4.12
The Labor Select
International
Equity Portfolio	1,000.00	1,020.54	0.87%	4.37
The Emerging
Markets Portfolio	1,000.00	1,018.85	1.21%	6.07
The Emerging
Markets Portfolio II	1,000.00	1,018.90	1.20%	6.02
The Global Real Estate
Securities Portfolio
Original Class	1,000.00	1,019.39	1.10%	5.52
The Global Real Estate
Securities Portfolio
Class P	1,000.00	1,018.15	1.35%	6.77
The Global Fixed
Income Portfolio	1,000.00	1,021.88	0.60%	3.02

2012 Semiannual report • Delaware Pooled Trust

Security type/sector allocations and
top 10 equity holdings

Delaware Pooled® Trust
As of April 30, 2012

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

The Large-Cap Value Equity Portfolio

Percentage
Security type/Sector	of Net Assets
Common Stock	96.08%
Consumer Discretionary	6.54%
Consumer Staples	14.36%
Energy	11.51%
Financials	12.71%
Healthcare	17.65%
Industrials	8.97%
Information Technology	12.06%
Materials	3.07%
Telecommunications	6.21%
Utilities	3.00%
Short-Term Investments	3.77%
Total Value of Securities	99.85%
Receivables and Other Assets Net of Liabilities	0.15%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets
Comcast Class A	3.68%
Allstate	3.43%
Bank of New York Mellon	3.28%
Verizon Communications	3.18%
Raytheon	3.18%
Williams	3.18%
Pfizer	3.16%
Intel	3.15%
Cisco Systems	3.09%
duPont (E.I.) deNemours	3.07%

The Select 20 Portfolio

Percentage
Security type/Sector	of Net Assets
²Common Stock	90.55%
Consumer Discretionary	9.84%
Energy	8.74%
Financial Services	14.57%
Healthcare	13.94%
Materials & Processing	3.96%
Producer Durables	5.00%
Technology	31.02%
Utilities	3.48%
Short-Term Investments	9.37%
Total Value of Securities	99.92%
Receivables and Other Assets Net of Liabilities	0.08%
Total Net Assets	100.00%

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets
Apple	9.85%
Allergan	6.58%
QUALCOMM	5.71%
Visa Class A	5.38%
priceline.com	5.27%
Crown Castle International	5.00%
IntercontinentalExchange	4.87%
EOG Resources	4.70%
Adobe Systems	4.59%
Intuit	4.48%

2012 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust
As of April 30, 2012

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

The Large-Cap Growth Equity Portfolio

Percentage
Security type/Sector	of Net Assets
²Common Stock	99.66%
Consumer Discretionary	13.12%
Consumer Staples	1.82%
Energy	9.07%
Financial Services	20.63%
Healthcare	9.91%
Materials & Processing	2.80%
Producer Durables	8.65%
Technology	33.66%
Short-Term Investments	0.61%
Securities Lending Collateral	0.09%
Total Value of Securities	100.36%
Obligation to Return Securities Lending Collateral	(0.20%)
Other Liabilities Net of Receivables and Other Assets	(0.16%)
Total Net Assets	100.00%

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets
Apple	8.24%
Visa Class A	5.56%
MasterCard Class A	5.46%
QUALCOMM	5.23%
EOG Resources	5.03%
Crown Castle International	5.01%
priceline.com	4.97%
Allergen	4.63%
Google Class A	4.16%
VeriSign	3.82%

The Focus Smid-Cap Growth Equity Portfolio

Percentage
Security type/Sector	of Net Assets
²Common Stock	95.79%
Consumer Discretionary	17.96%
Consumer Staples	4.37%
Energy	5.41%
Financials	15.85%
Healthcare	13.64%
Producer Durables	8.61%
Technology	26.45%
Utilities	3.50%
Short-Term Investments	3.86%
Total Value of Securities	99.65%
Receivables and Other Assets Net of Liabilities	0.35%
Total Net Assets	100.00%

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets
SBA Communications Class A	5.76%
Core Laboratories	5.41%
Affiliated Managers Group	4.50%
Peet’s Coffee & Tea	4.37%
Weight Watchers International	4.24%
Teradata	4.22%
VeriFone Systems	4.08%
Techne	4.01%
Heartland Payment Systems	3.92%
VeriSign	3.88%

2012 Semiannual report • Delaware Pooled Trust

(continues)       7

Security type/sector allocations and
top 10 equity holdings

Delaware Pooled® Trust — The Real Estate Investment Trust Portfolio II
As of April 30, 2012

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

Percentage
Security type/Sector	of Net Assets
Common Stock	95.97%
Diversified REITs	3.42%
Healthcare REITs	11.61%
Hotel REITs	6.09%
Industrial REITs	4.41%
Mall REITs	19.43%
Manufactured Housing REIT	0.97%
Multifamily REITs	18.09%
Office REITs	11.97%
Office/Industrial REITs	5.25%
Self-Storage REITs	5.04%
Shopping Center REITs	7.89%
Single Tenant REIT	1.25%
Specialty REIT	0.55%
Short-Term Investments	3.12%
Total Value of Securities	99.09%
Receivables and Other Assets Net of Liabilities	0.91%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets
Simon Property Group	12.86%
Equity Residential	4.87%
Boston Properties	4.72%
Ventas	4.49%
Public Storage	4.19%
Host Hotels & Resorts	4.06%
HCP	3.72%
ProLogis	3.67%
Macerich	3.59%
AvalonBay Communities	3.48%

2012 Semiannual report • Delaware Pooled Trust

Security type/sector allocations

Delaware Pooled® Trust — The Core Focus Fixed Income Portfolio
As of April 30, 2012

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

Percentage
Security type/Sector	of Net Assets
Agency Asset-Backed Security	0.29%
Agency Collateralized Mortgage Obligations	2.09%
Agency Mortgage-Backed Securities	30.30%
Commercial Mortgage-Backed Securities	3.61%
Corporate Bonds	26.54%
Banking	6.33%
Basic Industry	2.01%
Brokerage	0.51%
Capital Goods	0.07%
Communications	2.56%
Consumer Cyclical	1.00%
Consumer Non-Cyclical	3.20%
Electric	2.69%
Energy	2.65%
Finance Companies	0.45%
Insurance	0.86%
Natural Gas	1.41%
Real Estate	1.29%
Technology	1.15%
Transportation	0.36%
Municipal Bond	2.81%
Non-Agency Asset-Backed Securities	2.44%
Non-Agency Collateralized Mortgage Obligation	0.10%
Regional Bond	0.14%
Supranational Bank	0.28%
U.S. Treasury Obligations	28.49%
Preferred Stock	0.40%
Option Purchased	0.12%
Short-Term Investments	18.27%
Securities Lending Collateral	0.00%
Total Value of Securities	115.88%
Obligation to Return Securities Lending Collateral	(0.59%)
Other Liabilities Net of Receivables and Other Assets	(15.29%)
Total Net Assets	100.00%

2012 Semiannual report • Delaware Pooled Trust

(continues)       9

Security type/sector allocations

Delaware Pooled® Trust — The High-Yield Bond Portfolio
As of April 30, 2012

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

Percentage
Security type/Sector	of Net Assets
Corporate Bonds	92.35%
Automotive	3.61%
Banking	2.95%
Basic Industry	13.15%
Capital Goods	4.91%
Consumer Cyclical	6.28%
Consumer Non-Cyclical	2.24%
Energy	12.16%
Financials	2.56%
Healthcare	5.10%
Insurance	3.05%
Media	7.30%
Services	9.90%
Technology & Electronics	7.74%
Telecommunications	9.45%
Utilities	1.95%
Senior Secured Loans	0.98%
Common Stock	0.14%
Preferred Stock	0.86%
Warrant	0.00%
Short-Term Investments	3.77%
Securities Lending Collateral	0.04%
Total Value of Securities	98.14%
Obligation to Return Securities Lending Collateral	(0.08%)
Receivables and Other Assets Net of Other Liabilities	1.94%
Total Net Assets	100.00%

2012 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio
As of April 30, 2012

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

Percentage
Security type/Sector	of Net Assets
Agency Asset-Backed Security	0.24%
Agency Collateralized Mortgage Obligations	2.40%
Agency Mortgage-Backed Securities	16.69%
Commercial Mortgage-Backed Securities	5.21%
Corporate Bonds	43.62%
Banking	6.13%
Basic Industry	5.30%
Brokerage	0.38%
Capital Goods	0.80%
Communications	5.42%
Consumer Cyclical	2.18%
Consumer Non-Cyclical	4.19%
Electric	4.03%
Energy	4.67%
Finance Companies	2.33%
Insurance	1.15%
Natural Gas	2.51%
Real Estate	1.86%
Technology	1.54%
Transportation	1.13%
Non-Agency Asset-Backed Securities	4.03%
Non-Agency Collateralized Mortgage Obligations	0.16%
Regional Bonds	2.63%
Senior Secured Loans	4.94%
Sovereign Bonds	3.85%
Supranational Banks	0.59%
U.S. Treasury Obligations	11.32%
Preferred Stock	0.35%
Short-Term Investment	13.93%
Securities Lending Collateral	0.07%
Total Value of Securities	110.03%
Written Options	(0.01%)
Obligation to Return Securities Lending Collateral	(0.16%)
Other Liabilities Net of Receivables and Other Assets	(9.86%)
Total Net Assets	100.00%

2012 Semiannual report • Delaware Pooled Trust

(continues)       11

Security type/country and sector allocations

Delaware Pooled® Trust — The International Equity Portfolio
As of April 30, 2012

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

Percentage
Security type/Country	of Net Assets
Common Stock	99.95%
Australia	5.50%
Belgium	0.00%
France	16.35%
Germany	5.75%
Ireland	0.46%
Israel	2.68%
Italy	3.55%
Japan	21.56%
Netherlands	4.90%
Singapore	4.06%
Spain	6.16%
Switzerland	6.30%
Taiwan	1.97%
United Kingdom	20.71%
Short-Term Investments	0.09%
Securities Lending Collateral	1.73%
Total Value of Securities	101.77%
Obligation to Return Securities Lending Collateral	(1.99%)
Receivables and Other Assets Net of Other Liabilities	0.22%
Total Net Assets	100.00%

Percentage
Common Stock by Sector	of Net Assets
Consumer Discretionary	5.55%
Consumer Staples	16.16%
Energy	12.43%
Financials	14.35%
Healthcare	16.80%
Industrials	7.26%
Information Technology	7.58%
Materials	2.42%
Telecommunication Services	11.75%
Utilities	5.65%
Total	99.95%

2012 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust — The Labor Select International Equity Portfolio
As of April 30, 2012

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s or sub-adviser’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

Percentage
Security type/Country	of Net Assets
Common Stock	98.63%
Australia	5.98%
Belgium	0.00%
France	17.53%
Germany	3.50%
Ireland	0.74%
Israel	2.74%
Italy	1.25%
Japan	20.82%
Netherlands	5.71%
Singapore	4.75%
Spain	6.26%
Switzerland	6.62%
United Kingdom	22.73%
Short-Term Investments	0.57%
Securities Lending Collateral	7.43%
Total Value of Securities	106.63%
Obligation to Return Securities Lending Collateral	(7.53%)
Receivables and Other Assets Net of Other Liabilities	0.90%
Total Net Assets	100.00%

Percentage
Common Stock by Sector	of Net Assets
Consumer Discretionary	3.97%
Consumer Staples	15.17%
Energy	11.62%
Financials	16.31%
Healthcare	17.38%
Industrials	6.43%
Information Technology	5.88%
Materials	2.81%
Telecommunication Services	10.69%
Utilities	8.37%
Total	98.63%

2012 Semiannual report • Delaware Pooled Trust

(continues)       13

Security type/country and sector allocations

Delaware Pooled® Trust — The Emerging Markets Portfolio
As of April 30, 2012

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s or sub-adviser’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

Percentage
Security type/Country	of Net Assets
Common Stock	88.44%
Brazil	7.69%
Chile	3.45%
China	22.70%
Colombia	0.52%
India	9.78%
Indonesia	5.19%
Kazakhstan	0.96%
Malaysia	0.93%
Mexico	3.84%
Peru	2.43%
Philippines	1.76%
Republic of Korea	7.07%
Russia	4.72%
South Africa	4.41%
Taiwan	5.10%
Thailand	4.62%
Turkey	3.27%
Preferred Stock	10.58%
Brazil	9.24%
Republic of Korea	1.34%
Right	0.00%
Short-Term Investments	2.74%
Securities Lending Collateral	2.34%
Total Value of Securities	104.10%
Obligation to Return Securities Lending Collateral	(2.46%)
Other Liabilities Net of Receivables and Other Assets	(1.64%)
Total Net Assets	100.00%

Percentage
Common and Preferred Stock by Sector	of Net Assets
Consumer Discretionary	10.30%
Consumer Staples	6.76%
Energy	15.51%
Financials	23.95%
Healthcare	1.06%
Industrials	8.40%
Information Technology	11.83%
Materials	6.95%
Telecommunication Services	5.17%
Utilities	9.09%
Total	99.02%

2012 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust — The Emerging Markets Portfolio II
As of April 30, 2012

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

Percentage
Security type/Country	of Net Assets
Common Stock	96.31%
Argentina	0.96%
Bahrain	0.06%
Brazil	11.72%
China/Hong Kong	12.76%
Guernsey	0.14%
Hungary	0.44%
India	3.09%
Indonesia	1.72%
Israel	0.61%
Malaysia	1.33%
Mexico	7.06%
Peru	0.78%
Poland	0.79%
Republic of Korea	19.86%
Russia	5.98%
South Africa	5.92%
Taiwan	6.47%
Thailand	2.74%
Turkey	1.73%
United Kingdom	0.71%
United States	11.44%
Exchange-Traded Fund	2.65%
Short-Term Investments	0.06%
Securities Lending Collateral	5.03%
Total Value of Securities	104.05%
Obligation to Return Securities Lending Collateral	(5.03%)
Receivables and Other Assets Net of Other Liabilities	0.98%
Total Net Assets	100.00%

Percentage
Common Stock by Sector	of Net Assets
Consumer Discretionary	3.40%
Consumer Staples	18.13%
Energy	12.74%
Financials	15.80%
Industrials	4.29%
Information Technology	17.19%
Materials	11.52%
Telecommunication Services	13.06%
Utilities	0.18%
Total	96.31%

2012 Semiannual report • Delaware Pooled Trust

(continues)      15

Security type/country and sector allocations

Delaware Pooled® Trust — The Global Real Estate Securities Portfolio
As of April 30, 2012

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

Percentage
Security type/Country	of Net Assets
Common Stock	95.86%
Australia	7.89%
Belgium	0.70%
Canada	5.34%
China/Hong Kong	11.46%
France	2.52%
Germany	1.16%
Japan	9.49%
Netherlands	0.34%
Singapore	4.57%
United Kingdom	5.29%
United States	47.10%
Warrant	0.00%
Short-Term Investments	2.93%
Securities Lending Collateral	5.45%
Total Value of Securities	104.24%
Obligation to Return Securities Lending Collateral	(6.23%)
Receivables and Other Assets Net of Other Liabilities	1.99%
Total Net Assets	100.00%

Percentage
Common Stock by Sector	of Net Assets
Diversified REITs	21.14%
Healthcare REITs	4.00%
Hotel REITs	3.83%
Industrial REITs	2.16%
Mall REITs	9.93%
Manufactured Homes REIT	0.72%
Multifamily REITs	10.45%
Office REITs	9.40%
Real Estate Operating Companies	19.28%
Self-Storage REITs	3.59%
Shopping Center REITs	10.68%
Single Tenant REIT	0.68%
Total	95.86%

2012 Semiannual report • Delaware Pooled Trust

Security type/country allocation

Delaware Pooled® Trust — The Global Fixed Income Portfolio
As of April 30, 2012

Percentage
Security type/Country	of Net Assets
Corporate Bonds	18.67%
Austria	3.81%
Germany	5.25%
Netherlands	2.93%
Norway	3.71%
Spain	0.94%
United Kingdom	2.03%
Sovereign Bonds	62.80%
Australia	4.78%
Canada	2.92%
Denmark	2.66%
Germany	8.81%
Japan	23.69%
Mexico	3.83%
Netherlands	3.24%
Poland	6.70%
Qatar	4.08%
Supranational	2.09%
Supranational Banks	12.40%
U.S. Treasury Obligations	5.37%
Short-Term Investments	0.09%
Total Value of Securities	99.33%
Receivables and Other Assets Net of Liabilities	0.67%
Total Net Assets	100.00%

2012 Semiannual report • Delaware Pooled Trust

Statements of net assets

Delaware Pooled® Trust — The Large-Cap Value Equity Portfolio
April 30, 2012 (Unaudited)

	Number of
	Shares	Value
Common Stock – 96.08%
Consumer Discretionary – 6.54%
Comcast Class A	9,100	$276,003
Lowe’s	6,800	213,996
		489,999
Consumer Staples – 14.36%
Archer-Daniels-Midland	6,800	209,644
CVS Caremark	5,100	227,562
Kimberly-Clark	2,700	211,869
Kraft Foods Class A	5,200	207,324
Safeway	10,800	219,564
		1,075,963
Energy – 11.51%
Chevron	2,000	213,120
ConocoPhillips	2,700	193,401
Marathon Oil	7,400	217,116
Williams	7,000	238,210
		861,847
Financials – 12.71%
Allstate	7,700	256,641
Bank of New York Mellon	10,400	245,960
Marsh & McLennan	6,700	224,115
Travelers	3,500	225,120
		951,836
Healthcare – 17.65%
Baxter International	3,800	210,558
Cardinal Health	5,400	228,258
Johnson & Johnson	3,400	221,306
Merck	5,700	223,668
Pfizer	10,311	236,432
Quest Diagnostics	3,500	201,915
		1,322,137
Industrials – 8.97%
Northrop Grumman	3,400	215,152
Raytheon	4,400	238,216
Waste Management	6,400	218,880
		672,248
Information Technology – 12.06%
Cisco Systems	11,500	231,725
Intel	8,300	235,720
Motorola Solutions	4,300	219,429
Xerox	27,800	216,284
		903,158
Materials – 3.07%
duPont (E.I.) deNemours	4,300	229,878
		229,878
Telecommunications – 6.21%
AT&T	6,900	227,079
Verizon Communications	5,900	238,242
		465,321
Utilities – 3.00%
Edison International	5,100	224,451
		224,451
Total Common Stock
(cost $6,614,125)		7,196,838

	Principal
	Amount
Short-Term Investments – 3.77%
≠Discount Notes – 0.98%
Federal Home Loan Bank
0.11% 5/25/12	$53,811	53,810
0.115% 6/29/12	19,695	19,693
		73,503
Repurchase Agreements – 2.79%
Bank of America 0.17%, dated
4/30/12, to be repurchased on
5/1/12, repurchase price $51,481
(collateralized by U.S. Government
obligations 2.25%-4.125%
1/31/15-5/15/15; market
value $52,510)	51,480	51,480
BNP Paribas 0.17%, dated 4/30/12,
to be repurchased on 5/1/12,
repurchase price $157,520
(collateralized by U.S. Government
obligations 0.00%-2.375%
7/26/12-10/31/16; market
value $160,670)	157,520	157,520
		209,000
Total Short-Term Investments
(cost $282,499)		282,503

Total Value of Securities – 99.85%
(cost $6,896,624)		7,479,341
Receivables and Other Assets
Net of Liabilities – 0.15%		11,150
Net Assets Applicable to 409,919
Shares Outstanding; Equivalent to
$18.27 Per Share – 100.00%		$7,490,491

Components of Net Assets at April 30, 2012:
Shares of beneficial interest
(unlimited authorization – no par)		$8,009,767
Undistributed net investment income		45,676
Accumulated net realized loss on investments		(1,147,669)
Net unrealized appreciation of investments		582,717
Total net assets		$7,490,491

≠The rate shown is the effective yield at the time of purchase.

See accompanying notes, which are an integral part of the financial statements.

2012 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust — The Select 20 Portfolio
April 30, 2012 (Unaudited)

	Number of
	Shares	Value
²Common Stock – 90.55%
Consumer Discretionary – 9.84%
† Apollo Group Class A	23,050	$811,821
† priceline.com	6,150	4,679,043
Weight Watchers International	42,700	3,243,492
		8,734,356
Energy – 8.74%
EOG Resources	37,950	4,167,290
Kinder Morgan	99,800	3,582,820
		7,750,110
Financial Services – 14.57%
† IntercontinentalExchange	32,500	4,323,800
Progressive	179,700	3,827,610
Visa Class A	38,800	4,771,624
		12,923,034
Healthcare – 13.94%
Allergan	60,800	5,836,800
Novo Nordisk ADR	22,500	3,307,950
Perrigo	30,750	3,225,675
		12,370,425
Materials & Processing – 3.96%
Syngenta ADR	50,200	3,515,506
		3,515,506
Producer Durables – 5.00%
† Crown Castle International	78,350	4,435,394
		4,435,394
Technology – 31.02%
† Adobe Systems	121,400	4,074,184
† Apple	14,950	8,734,387
† Google Class A	6,300	3,812,949
Intuit	68,500	3,970,945
† Polycom	140,300	1,861,781
QUALCOMM	79,400	5,068,896
		27,523,142
Utilities – 3.48%
j2 Global Communications	119,400	3,084,102
		3,084,102
Total Common Stock (cost $69,071,219)		80,336,069

	Principal
	Amount
Short-Term Investments – 9.37%
≠Discount Notes – 2.48%
Federal Home Loan Bank
0.11% 5/25/12	$1,608,922	1,608,890
0.115% 6/29/12	588,865	588,808
		2,197,698
Repurchase Agreements – 6.89%
Bank of America 0.17%, dated
4/30/12, to be repurchased
on 5/1/12, repurchase price
$1,505,503 (collateralized by
U.S. government obligations
2.25%-4.125% 1/31/15-5/15/15;
market value $1,535,606)	1,505,496	1,505,496
BNP Paribas 0.17%, dated 4/30/12,
to be repurchased on 5/1/12,
repurchase price $4,606,526
(collateralized by U.S. government
obligations 0.00%-2.375%
7/26/12-10/31/16; market value
$4,698,634)	4,606,504	4,606,504
		6,112,000
Total Short-Term Investments
(cost $8,309,558)		8,309,698

Total Value of Securities – 99.92%
(cost $77,380,777)		88,645,767
Receivables and Other Assets
Net of Liabilities – 0.08%		70,399
Net Assets Applicable to 10,910,778
Shares Outstanding; Equivalent to
$8.13 Per Share – 100.00%		$88,716,166

Components of Net Assets at April 30, 2012:
Shares of beneficial interest
(unlimited authorization – no par)		$78,434,123
Undistributed net investment income		46,392
Accumulated net realized loss on investments		(1,029,339)
Net unrealized appreciation of investments		11,264,990
Total net assets		$88,716,166

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non income producing security.
≠	The rate shown is the effective yield at time of purchase.

ADR — American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

2012 Semiannual report • Delaware Pooled Trust

(continues)       19

Statements of net assets

Delaware Pooled® Trust — The Large-Cap Growth Equity Portfolio
April 30, 2012 (Unaudited)

	Number of
	Shares	Value
²Common Stock – 99.66%
Consumer Discretionary – 13.12%
† Apollo Group Class A	101,500	$3,574,830
†* Ctrip.com International ADR	100,300	2,173,501
NIKE Class B	54,600	6,108,102
† priceline.com	13,100	9,966,742
Staples	291,400	4,487,560
		26,310,735
Consumer Staples – 1.82%
Walgreen	104,000	3,646,240
		3,646,240
Energy – 9.07%
El Paso	156,600	4,646,322
EOG Resources	91,950	10,097,030
* Kinder Morgan	96,400	3,460,760
		18,204,112
Financial Services – 20.63%
CME Group	21,250	5,648,675
† IntercontinentalExchange	52,850	7,031,164
MasterCard Class A	24,215	10,951,718
Progressive	309,800	6,598,740
Visa Class A	90,750	11,160,435
		41,390,732
Healthcare – 9.91%
Allergan	96,700	9,283,200
Novo Nordisk ADR	46,050	6,770,271
Perrigo	36,525	3,831,473
		19,884,944
Materials & Processing – 2.80%
Syngenta ADR	80,300	5,623,409
		5,623,409
Producer Durables – 8.65%
Caterpillar	33,700	3,463,349
† Crown Castle International	177,600	10,053,936
Expeditors International of Washington	95,900	3,836,000
		17,353,285
Technology – 33.66%
† Adobe Systems	215,900	7,245,604
† Apple	28,300	16,533,991
† BMC Software	47,700	1,968,102
† Google Class A	13,790	8,346,122
Intuit	130,800	7,582,476
† Polycom	163,300	2,166,991
QUALCOMM	164,300	10,488,912
† Teradata	79,200	5,526,576
VeriSign	186,300	7,658,793
		67,517,567
Total Common Stock
(cost $139,230,849)		199,931,024

	Principal
	Amount
Short-Term Investments – 0.61%
≠Discount Notes – 0.20%
Federal Home Loan Bank
0.11% 5/25/12	$291,124	291,117
0.115% 6/29/12	106,551	106,541
		397,658
Repurchase Agreements – 0.41%
Bank of America 0.17%, dated
4/30/12, to be repurchased on
5/1/12, repurchase price $200,504
(collateralized by U.S. government
obligations 2.25%-4.125%
1/31/15-5/15/15; market
value $204,513)	200,503	200,503
BNP Paribas 0.17%, dated 4/30/12,
to be repurchased on 5/1/12,
repurchase price $613,500
(collateralized by U.S. government
obligations 0.00%-2.375%
7/26/12-10/31/16; market
value $625,767)	613,497	613,497
		814,000
Total Short-Term Investments
(cost $1,211,633)		1,211,658

Total Value of Securities Before Securities
Lending Collateral – 100.27%
(cost $140,442,482)		201,142,682

	Number of
	Shares
**Securities Lending Collateral – 0.09%
Investment Companies
BNY Mellon SL DBT II
Liquidating Fund	100,795	98,245
Delaware Investments Collateral
Fund No. 1	83,801	83,801
@† Mellon GSL Reinvestment Trust II	213,107	0
Total Securities Lending Collateral
(cost $397,703)		182,046

Total Value of Securities – 100.36%
(cost $140,840,185)		201,324,728 ©
**Obligation to Return Securities
Lending Collateral – (0.20%)		(397,703)
Other Liabilities Net of Receivables
and Other Assets – (0.16%)		(316,578)
Net Assets Applicable to 17,437,421
Shares Outstanding; Equivalent to
$11.50 per share – 100.00%		$200,610,447

2012 Semiannual report • Delaware Pooled Trust

Components of Net Assets at April 30, 2012:
Shares of beneficial interest
(unlimited authorization – no par)	$188,194,767
Undistributed net investment income	230,732
Accumulated net realized loss	(48,299,595)
Net unrealized appreciation of investments	60,484,543
Total net assets	$200,610,447

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non income producing security.
≠	The rate shown is the effective yield at the time of purchase.
*	Fully or partially on loan.
**	See Note 9 in “Notes to financial statements” for additional information on securities lending collateral.
©	Includes $388,944 of securities loaned.
@	Illiquid security. At April 30, 2012, the aggregate value of illiquid securities was $0, which represented 0.00% of the Portfolio’s net assets. See Note 10 in “Notes to financial statements.”

ADR — American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

2012 Semiannual report • Delaware Pooled Trust

(continues)       21

Statements of net assets

Delaware Pooled® Trust — The Focus Smid-Cap Growth Equity Portfolio
April 30, 2012 (Unaudited)

	Number of
	Shares	Value
²Common Stock – 95.79%
Consumer Discretionary – 17.96%
† DineEquity	11,900	$578,102
Gentex	13,600	298,792
Interval Leisure Group	17,000	293,760
† K12	24,900	634,950
Strayer Education	5,400	532,872
Weight Watchers International	9,500	721,620
		3,060,096
Consumer Staples – 4.37%
† Peet’s Coffee & Tea	9,700	745,154
		745,154
Energy – 5.41%
Core Laboratories	6,725	921,191
		921,191
Financials – 15.85%
† Affiliated Managers Group	6,750	766,935
Heartland Payment Systems	21,900	667,293
† IntercontinentalExchange	4,850	645,244
† MSCI Class A	16,950	620,201
		2,699,673
Healthcare – 13.64%
† ABIOMED	19,600	476,868
† athenahealth	7,600	550,620
Perrigo	5,850	613,665
Techne	10,200	682,788
		2,323,941
Producer Durables – 8.61%
Expeditors International of Washington	11,500	460,000
Graco	12,400	661,044
Ritchie Bros Auctioneers	16,400	346,532
		1,467,576
Technology – 26.45%
Blackbaud	20,200	625,796
† NeuStar Class A	12,300	447,105
† Polycom	28,400	376,868
† SBA Communications Class A	18,250	980,754
† Teradata	10,300	718,734
† VeriFone Systems	14,600	695,544
VeriSign	16,100	661,871
		4,506,672
Utilities – 3.50%
j2 Global	23,100	596,673
		596,673
Total Common Stock
(cost $12,912,018)		16,320,976

	Principal
	Amount
Short-Term Investments – 3.86%
≠Discount Notes – 1.02%
Federal Home Loan Bank
0.11% 5/25/12	$127,173	127,170
0.115% 6/29/12	46,545	46,541
		173,711
Repurchase Agreements – 2.84%
Bank of America 0.17%, dated
4/30/12, to be repurchased on
5/1/12, repurchase price $119,218
(collateralized by U.S. Government
obligations 2.25%-4.125% 1/31/15-
5/15/15; market value $121,602)	119,218	119,218
BNP Paribas 0.17%, dated 4/30/12, to be
repurchased on 5/1/12, repurchase
price $364,784 (collateralized by U.S.
Government obligations 0.00%-
2.375% 7/26/12-10/31/16; market
value $372,078)	364,782	364,782
		484,000
Total Short-Term Investments
(cost $657,700)		657,711

Total Value of Securities – 99.65%
(cost $13,569,718)		16,978,687
Receivables and Other Assets
Net of Liabilities – 0.35%		60,434
Net Assets Applicable to 1,021,653
Shares Outstanding; Equivalent to
$16.68 Per Share – 100.00%		$17,039,121

Components of Net Assets at April 30, 2012:
Shares of beneficial interest
(unlimited authorization – no par)		$14,852,535
Accumulated net realized loss on investments		(1,222,383)
Net unrealized appreciation of investments		3,408,969
Total net assets		$17,039,121

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non income producing security.
≠	The rate shown is the effective yield at the time of purchase.

See accompanying notes, which are an integral part of the financial statements.

2012 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust — The Real Estate Investment Trust Portfolio II
April 30, 2012 (Unaudited)

	Number of
	Shares	Value
Common Stock – 95.97%
Diversified REITs – 3.42%
Lexington Realty Trust	2,210	$19,669
Vornado Realty Trust	1,190	102,150
		121,819
Healthcare REITs – 11.61%
HCP	3,190	132,226
Health Care REIT	1,820	103,121
Healthcare Realty Trust	830	17,828
Ventas	2,720	159,909
		413,084
Hotel REITs – 6.09%
Host Hotels & Resorts	8,678	144,401
LaSalle Hotel Properties	995	29,263
† Strategic Hotels & Resorts	3,960	26,968
† Sunstone Hotel Investors	1,560	15,912
		216,544
Industrial REITs – 4.41%
EastGroup Properties	530	26,659
ProLogis	3,645	130,418
		157,077
Mall REITs – 19.43%
CBL & Associates Properties	850	15,836
General Growth Properties	2,763	49,181
Macerich	2,073	127,635
Simon Property Group	2,941	457,620
Taubman Centers	530	40,905
		691,177
Manufactured Housing REIT – 0.97%
Equity Lifestyle Properties	495	34,620
		34,620
Multifamily REITs – 18.09%
Apartment Investment & Management	1,240	33,666
AvalonBay Communities	852	123,880
BRE Properties	995	52,238
Camden Property Trust	970	65,640
Colonial Properties Trust	1,340	29,976
Education Realty Trust	2,750	30,993
Equity Residential	2,820	173,260
Essex Property Trust	369	58,291
UDR	2,876	75,725
		643,669
Office REITs – 11.97%
Alexandria Real Estate Equities	465	34,838
BioMed Realty Trust	1,585	31,415
Boston Properties	1,550	167,787
Douglas Emmett	695	16,152
Highwoods Properties	1,250	43,413
Kilroy Realty	930	44,129
SL Green Realty	1,070	88,210
		425,944
Office/Industrial REITs – 5.25%
Digital Realty Trust	575	43,177
Duke Realty	3,170	46,947
Liberty Property Trust	1,770	64,516
PS Business Parks	470	32,078
		186,718
Self-Storage REITs – 5.04%
Extra Space Storage	995	30,198
Public Storage	1,040	148,991
		179,189
Shopping Center REITs – 7.89%
Acadia Realty Trust	1,040	24,107
DDR	5,240	77,553
Federal Realty Investment Trust	553	55,665
Kimco Realty	3,320	64,441
Ramco-Gershenson Properties Trust	905	10,896
Regency Centers	1,070	48,107
		280,769
Single Tenant REIT – 1.25%
National Retail Properties	1,620	44,356
		44,356
Specialty REIT – 0.55%
Rayonier	432	19,591
		19,591
Total Common Stock
(cost $2,838,494)		3,414,557

	Principal
	Amount
Short-Term Investments – 3.12%
≠Discount Notes – 0.84%
Federal Home Loan Bank
0.11% 5/25/12	$21,873	21,872
0.115% 6/29/12	8,006	8,005
		29,877
Repurchase Agreements – 2.28%
Bank of America 0.17%, dated 4/30/12, to
be repurchased on 5/1/12, repurchase
price $19,952 (collateralized by U.S.
Government obligations 2.25%-4.125%
1/31/15-5/15/15; market value $20,351)	19,952	19,952
BNP Paribas 0.17%, dated 4/30/12, to
be repurchased on 5/1/12, repurchase
price $61,049 (collateralized by U.S.
Government obligations 0.00%-2.375%
7/26/12-10/31/16; market value $62,269)	61,048	61,048
		81,000
Total Short-Term Investments
(cost $110,875)		110,877

2012 Semiannual report • Delaware Pooled Trust

(continues)       23

Statements of net assets

Delaware Pooled® Trust — The Real Estate Investment Trust Portfolio II

Total Value of Securities – 99.09%
(cost $2,949,369)	$3,525,434
Receivables and Other Assets
Net of Liabilities – 0.91%	32,481
Net Assets Applicable to 488,143 Shares
Outstanding; Equivalent to $7.29
Per Share – 100.00%	$3,557,915

Components of Net Assets at April 30, 2012:
Shares of beneficial interest
(unlimited authorization – no par)	$5,591,635
Undistributed net investment income	6,193
Accumulated net realized loss on investments	(2,615,978)
Net unrealized appreciation of investments	576,065
Total net assets	$3,557,915

†	Non income producing security.
≠	The rate shown is the effective yield at time of purchase.

REIT — Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

2012 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust — The Core Focus Fixed Income Portfolio
April 30, 2012 (Unaudited)

		Principal	Value
		Amount (U.S. $)	(U.S. $)
Agency Asset-Backed Security – 0.29%
	Fannie Mae Grantor Trust Series 2003-T4
	2A5 5.407% 9/26/33	$ 19,257	$20,422
Total Agency Asset-Backed Security
	(cost $19,070)		20,422

Agency Collateralized Mortgage Obligations – 2.09%
	Fannie Mae REMICs
	Series 2010-35 AB 5.00% 11/25/49	20,738	22,393
	•Series 2011-105 FP 0.639% 6/25/41	55,844	55,727
•	Freddie Mac REMICs Series 3800 AF
	0.74% 2/15/41	69,760	69,820
Total Agency Collateralized
	Mortgage Obligations
	(cost $147,757)		147,940

Agency Mortgage-Backed Securities – 30.30%
	Fannie Mae S.F. 15 yr
	3.00% 3/1/27	160,516	167,967
	4.00% 10/1/25	26,418	28,113
	4.00% 11/1/25	142,605	153,490
	4.00% 4/1/27	3,662	3,905
	4.50% 8/1/19	4,608	4,969
	5.00% 1/1/20	3,522	3,833
	5.00% 6/1/20	681	741
	5.00% 2/1/21	4,378	4,759
	Fannie Mae S.F. 15 yr TBA
	3.00% 5/1/27	125,000	130,430
	3.50% 5/1/27	160,000	168,799
	Fannie Mae S.F. 30 yr
	4.00% 1/1/42	67,798	71,814
	6.00% 10/1/35	12,306	13,741
	6.00% 9/1/36	7,117	7,891
	6.00% 7/1/38	13,460	14,925
	6.00% 12/1/38	50,295	55,766
	6.00% 3/1/39	3,547	3,933
	6.00% 10/1/39	50,299	55,771
	6.00% 11/1/39	50,376	55,847
	6.00% 1/1/40	52,847	58,596
	6.00% 4/1/40	13,025	14,434
	6.00% 2/1/41	33,309	37,047
	Fannie Mae S.F. 30 yr TBA
	3.50% 5/1/42	390,000	404,929
	4.00% 5/1/42	50,000	52,883
	5.50% 5/1/42	60,000	65,606
	6.00% 5/1/42	74,000	81,805
	6.00% 6/1/42	120,000	132,525
	Freddie Mac S.F. 15 yr 5.50% 7/1/24	87,989	95,792
	Freddie Mac S.F. 30 yr
	4.00% 4/1/26	20,835	22,089
	5.50% 7/1/40	150,000	163,787
	6.00% 8/1/38	25,098	27,974
	6.00% 10/1/38	35,177	39,207
Total Agency Mortgage-Backed
	Securities (cost $2,120,439)		2,143,368

Commercial Mortgage-Backed Securities – 3.61%
•	BAML Commercial Mortgage
	Securities Series 2005-6 A4
	5.366% 9/10/47	35,000	39,200
•	Bear Stearns Commercial Mortgage
	Securities Series 2006-PW12 A4
	5.902% 9/11/38	20,000	22,777
w•	Commercial Mortgage Pass Through
	Certificates Series 2005-C6 A5A
	5.116% 6/10/44	25,000	27,455
•	Credit Suisse Mortgage Capital
	Certificates Series 2006-C1 AAB
	5.596% 2/15/39	21,799	22,968
	Goldman Sachs Mortgage Securities II
	Series 2005-GG4 A4
	4.761% 7/10/39	35,000	37,250
	Series 2005-GG4 A4A
	4.751% 7/10/39	25,000	27,168
•	JPMorgan Chase Commercial
	Mortgage Securities
	Series 2005-LDP3 A4A
	4.936% 8/15/42	25,000	27,568
	Series 2005-LDP5 A4
	5.372% 12/15/44	20,000	22,387
•	Morgan Stanley Capital I Series
	2007-T27 A4 5.817% 6/11/42	25,000	28,972
Total Commercial Mortgage-Backed
	Securities (cost $218,231)		255,745

Corporate Bonds – 26.54%
Banking – 6.33%
	Abbey National Treasury Services
	4.00% 4/27/16	15,000	14,844
	Bank of America
	3.75% 7/12/16	20,000	19,933
	3.875% 3/22/17	10,000	9,986
	5.70% 1/24/22	10,000	10,517
	BB&T 3.95% 3/22/22	10,000	10,295
	City National 5.25% 9/15/20	10,000	10,705
	Fifth Third Bank 3.50% 3/15/22	5,000	5,016
	Goldman Sachs Group 5.75% 1/24/22	5,000	5,231
	HSBC Holdings 4.00% 3/30/22	20,000	20,360
	JPMorgan Chase 4.50% 1/24/22	20,000	21,346
	JPMorgan Chase Capital XXV
	6.80% 10/1/37	26,000	26,260
	KeyCorp 5.10% 3/24/21	20,000	22,524
	Lloyds TSB Bank 4.20% 3/28/17	10,000	10,157
	PNC Funding 5.625% 2/1/17	63,000	70,301
	Santander Holdings USA
	4.625% 4/19/16	5,000	4,987
	SunTrust Banks
	3.50% 1/20/17	10,000	10,269
	3.60% 4/15/16	5,000	5,202
	SVB Financial Group 5.375% 9/15/20	15,000	16,532
•	USB Capital IX 3.50% 10/29/49	123,000	93,912

2012 Semiannual report • Delaware Pooled Trust

(continues)       25

Statements of net assets

Delaware Pooled® Trust — The Core Focus Fixed Income Portfolio

		Principal	Value
		Amount (U.S. $)	(U.S. $)
Corporate Bonds (continued)
Banking (continued)
	Wachovia
	•0.837% 10/15/16	$5,000	$4,657
	5.25% 8/1/14	5,000	5,379
	5.625% 10/15/16	35,000	39,443
	Zions Bancorporation 4.50% 3/27/17	10,000	10,063
			447,919
Basic Industry – 2.01%
	Alcoa
	5.40% 4/15/21	5,000	5,264
	6.75% 7/15/18	10,000	11,475
	ArcelorMittal
	6.25% 2/25/22	5,000	5,102
	9.85% 6/1/19	5,000	6,052
#	Barrick Gold 144A 3.85% 4/1/22	5,000	5,171
	Domtar 4.40% 4/1/22	5,000	5,039
	Dow Chemical 8.55% 5/15/19	10,000	13,279
	Georgia-Pacific 8.00% 1/15/24	10,000	13,070
	International Paper 4.75% 2/15/22	25,000	26,739
#	Kinross Gold 144A 5.125% 9/1/21	10,000	10,363
	Lubrizol 5.50% 10/1/14	5,000	5,578
	Rayonier 3.75% 4/1/22	10,000	9,926
	Teck Resources 5.20% 3/1/42	10,000	9,771
	Vale Overseas 4.375% 1/11/22	15,000	15,444
			142,273
Brokerage – 0.51%
	Jefferies Group
	6.25% 1/15/36	5,000	4,413
	6.45% 6/8/27	19,000	18,240
	Lazard Group 6.85% 6/15/17	12,000	13,266
			35,919
Capital Goods – 0.07%
	Stanley Black & Decker 3.40% 12/1/21	5,000	5,166
			5,166
Communications – 2.56%
	American Tower
	4.70% 3/15/22	5,000	5,143
	5.90% 11/1/21	30,000	33,784
	CenturyLink 5.80% 3/15/22	15,000	14,899
#	Crown Castle Towers 144A
	4.883% 8/15/20	40,000	42,501
#	DIRECTV Holdings 144A 3.80% 3/15/22	25,000	24,938
	Interpublic Group 4.00% 3/15/22	10,000	10,016
	Omnicom Group 3.625% 5/1/22	15,000	15,044
	Qwest 6.75% 12/1/21	5,000	5,645
	Telefonica Emisiones 5.462% 2/16/21	5,000	4,707
	Time Warner Cable 8.25% 4/1/19	10,000	13,043
#	Vivendi 144A 6.625% 4/4/18	10,000	11,351
			181,071
Consumer Cyclical – 1.00%
	AutoZone 3.70% 4/15/22	5,000	5,098
	Historic TW 6.875% 6/15/18	20,000	24,633
	Lowe’s 3.12% 4/15/22	15,000	15,239
	Western Union 3.65% 8/22/18	5,000	5,413
	Wyndham Worldwide 4.25% 3/1/22	20,000	20,157
			70,540
Consumer Non-Cyclical – 3.20%
	Boston Scientific 6.00% 1/15/20	10,000	11,696
	CareFusion 6.375% 8/1/19	10,000	11,846
	Celgene 3.95% 10/15/20	10,000	10,483
#	Express Scripts Holding 144A
	2.65% 2/15/17	10,000	10,191
	3.90% 2/15/22	45,000	46,404
#	Heineken 144A 3.40% 4/1/22	15,000	15,240
	Koninklijke Philips Electronics
	3.75% 3/15/22	10,000	10,325
	*5.00% 3/15/42	10,000	10,455
	Kroger 3.40% 4/15/22	10,000	10,025
	Medtronic 3.125% 3/15/22	10,000	10,272
	Molson Coors Brewing 5.00% 5/1/42	25,000	25,614
	Quest Diagnostics 4.70% 4/1/21	20,000	22,113
	Safeway 4.75% 12/1/21	10,000	10,023
#	Woolworths 144A
	3.15% 4/12/16	10,000	10,405
	4.55% 4/12/21	10,000	10,996
			226,088
Electric – 2.69%
	Ameren Illinois 9.75% 11/15/18	35,000	48,154
#	American Transmission Systems 144A
	5.25% 1/15/22	5,000	5,705
	Baltimore Gas & Electric 3.50% 11/15/21	15,000	15,694
	CenterPoint Energy 5.95% 2/1/17	5,000	5,722
	Commonwealth Edison 3.40% 9/1/21	15,000	15,937
	Great Plains Energy 5.292% 6/15/22	10,000	10,953
•	Integrys Energy Group 6.11% 12/1/66	5,000	5,024
	LG&E & KU Energy
	3.75% 11/15/20	10,000	10,205
	#144A 4.375% 10/1/21	10,000	10,581
	PacifiCorp 2.95% 2/1/22	20,000	20,271
	Pennsylvania Electric 5.20% 4/1/20	10,000	11,136
	PPL Electric Utilities 3.00% 9/15/21	5,000	5,148
	SCANA 4.125% 2/1/22	15,000	15,283
•	Wisconsin Energy 6.25% 5/15/67	10,000	10,337
			190,150
Energy – 2.65%
	Apache
	3.25% 4/15/22	15,000	15,518
	4.75% 4/15/43	5,000	5,350
	Encana 3.90% 11/15/21	20,000	19,733
	Husky Energy 3.95% 4/15/22	20,000	20,784
	Noble Holding International
	3.95% 3/15/22	10,000	10,179
	5.25% 3/15/42	5,000	5,064
	Petrobras International Finance
	5.375% 1/27/21	15,000	16,506
	5.875% 3/1/18	5,000	5,657
	Pride International 6.875% 8/15/20	20,000	24,671

2012 Semiannual report • Delaware Pooled Trust

	Principal	Value
	Amount (U.S. $)	(U.S. $)
Corporate Bonds (continued)
Energy (continued)
Transocean
5.05% 12/15/16	$20,000	$21,740
6.375% 12/15/21	5,000	5,866
Weatherford Bermuda
4.50% 4/15/22	10,000	10,342
9.625% 3/1/19	10,000	13,246
# Woodside Finance 144A 8.75% 3/1/19	10,000	12,882
		187,538
Finance Companies – 0.45%
General Electric Capital
2.30% 4/27/17	5,000	5,013
4.65% 10/17/21	25,000	27,234
		32,247
Insurance – 0.86%
• Chubb 6.375% 3/29/67	5,000	5,144
# Highmark 144A 4.75% 5/15/21	5,000	5,084
MetLife 6.40% 12/15/36	40,000	39,329
Prudential Financial
3.875% 1/14/15	5,000	5,278
6.00% 12/1/17	5,000	5,887
		60,722
Natural Gas – 1.41%
Enterprise Products Operating
4.85% 8/15/42	15,000	14,802
9.75% 1/31/14	10,000	11,419
Kinder Morgan Energy Partners
3.95% 9/1/22	10,000	10,091
9.00% 2/1/19	5,000	6,444
Plains All American Pipeline
8.75% 5/1/19	5,000	6,605
Southern Natural Gas 4.40% 6/15/21	5,000	5,282
Southwest Gas 3.875% 4/1/22	5,000	5,240
• TransCanada Pipelines 6.35% 5/15/67	15,000	15,675
* Williams Partners 7.25% 2/1/17	20,000	24,269
		99,827
Real Estate – 1.29%
Alexandria Real Estate Equities
4.60% 4/1/22	10,000	10,061
Brandywine Operating Partnership
4.95% 4/15/18	10,000	10,229
Digital Realty Trust
5.25% 3/15/21	10,000	10,610
5.875% 2/1/20	5,000	5,517
Mack-Cali Realty 4.50% 4/18/22	5,000	5,121
Regency Centers 5.875% 6/15/17	7,000	7,917
UDR 4.625% 1/10/22	20,000	20,959
# WEA Finance 144A 4.625% 5/10/21	20,000	20,770
		91,184
Technology – 1.15%
Hewlett-Packard 4.05% 9/15/22	30,000	30,329
National Semiconductor 6.60% 6/15/17	10,000	12,432
# Seagate Technology International 144A
10.00% 5/1/14	5,000	5,663
Tyco Electronics Group 3.50% 2/3/22	10,000	10,024
Xerox
4.50% 5/15/21	5,000	5,230
6.35% 5/15/18	15,000	17,676
		81,354
Transportation – 0.36%
Burlington Northern Santa Fe
4.40% 3/15/42	5,000	4,931
# ERAC USA Finance 144A 2.75% 3/15/17	15,000	15,111
Union Pacific 4.163% 7/15/22	5,000	5,502
		25,544
Total Corporate Bonds
(cost $1,790,517)		1,877,542

Municipal Bond – 2.81%
Massachusetts Development
Finance Agency Revenue
(Harvard University) Series B-1
5.00% 10/15/40	175,000	198,944
Total Municipal Bond
(cost $182,443)		198,944

Non-Agency Asset-Backed Securities – 2.44%
CNH Equipment Trust Series 2010-A
A4 2.49% 1/15/16	45,000	45,865
# Great America Leasing Receivables
Series 2011-1 A3 144A
1.69% 2/15/14	25,000	25,096
John Deere Owner Trust
Series 2009-A A4 3.96% 5/16/16	28,778	28,891
Series 2011-A A4 1.96% 4/16/18	10,000	10,229
• Merrill Auto Trust Securitization
Series 2007-1 A4
0.30% 12/15/13	803	802
Mid-State Trust Series 11 A1
4.864% 7/15/38	11,207	11,398
# Navistar Financial Owner Trust
Series 2010-B A3 144A
1.08% 3/18/14	50,000	50,003
Total Non-Agency Asset-Backed
Securities (cost $171,332)		172,284

Non-Agency Collateralized Mortgage Obligation – 0.10%
•# MASTR Specialized Loan Trust
Series 2005-2 A2 144A
5.006% 7/25/35	7,019	7,092
Total Non-Agency Collateralized
Mortgage Obligation (cost $7,019)		7,092

2012 Semiannual report • Delaware Pooled Trust

(continues)       27

Statements of net assets

Delaware Pooled® Trust — The Core Focus Fixed Income Portfolio

	Principal	Value
	Amount (U.S. $)	(U.S. $)
ΔRegional Bond – 0.14%
Canada – 0.14%
Province of British Columbia
1.20% 4/25/17	$10,000	$10,021
Total Regional Bond
(cost $9,993)		10,021

Supranational Bank – 0.28%
International Finance 0.50% 5/15/15	20,000	19,791
Total Supranational Bank
(cost $19,973)		19,791

U.S. Treasury Obligations – 28.49%
U.S. Treasury Notes
0.25% 11/30/13	20,000	20,004
0.25% 1/31/14	5,000	5,001
0.875% 4/30/17	300,000	300,984
* 1.00% 3/31/17	600,000	606,094
2.00% 2/15/22	1,075,000	1,083,229
Total U.S. Treasury Obligations
(cost $2,000,366)		2,015,312

	Number of
	Shares
Preferred Stock – 0.40%
Alabama Power 5.625%	620	15,705
BB&T 5.85%	175	4,375
• PNC Financial Services Group 8.25%	8,000	8,336
Total Preferred Stock
(cost $25,956)		28,416

	Number of
	Contracts
Option Purchased – 0.12%
Call Option – 0.12%
U.S. 10 yr Future, Strike Price
$131.50, Expires 8/24/12 (JPMC)	7	8,641
Total Option Purchased
(cost $7,020)		8,641

	Principal
	Amount (U.S. $)
Short-Term Investments – 18.27%
≠Discount Notes – 5.93%
Federal Home Loan Bank
0.11% 5/25/12	$307,190	307,184
0.115% 6/29/12	112,431	112,420
		419,604
Repurchase Agreements – 12.34%
Bank of America 0.17%, dated
4/30/12, to be repurchased
on 5/1/12, repurchase price
$215,037 (collateralized by
U.S. Government obligations
2.25%-4.125% 1/31/15-5/15/15;
market value $219,336)	215,036	215,036
BNP Paribas 0.17%, dated
4/30/12, to be repurchased
on 5/1/12, repurchase price
$657,967 (collateralized by
U.S. Government obligations
0.00%-2.375% 7/26/12-10/31/16;
market value $671,124)	657,964	657,964
		873,000
Total Short-Term Investments
(cost $1,292,577)		1,292,604

Total Value of Securities
Before Securities Lending
Collateral – 115.88% (cost $8,012,693)		8,198,122

	Number of
	Shares
**Securities Lending Collateral – 0.00%
Investment Companies
†@ Mellon GSL Reinvestment Trust II	41,609	0
Total Securities Lending Collateral
(cost $41,609)		0

Total Value of Securities – 115.88%
(cost $8,054,302)		8,198,122	©
**Obligation to Return Securities
Lending Collateral – (0.59%)		(41,609)
Other Liabilities Net of Receivables
and Other Assets – (15.29%)		(1,081,999	)z
Net Assets Applicable to 726,114
Shares Outstanding; Equivalent
to $9.74 Per Share – 100.00%		$7,074,514

Components of Net Assets at April 30, 2012:
Shares of beneficial interest
(unlimited authorization – no par)		$6,832,181
Undistributed net investment income		45,132
Accumulated net realized gain on investments		53,871
Net unrealized appreciation of investments		143,330
Total net assets		$7,074,514

2012 Semiannual report • Delaware Pooled Trust

•	Variable rate security. The rate shown is the rate as of April 30, 2012. Interest rates reset periodically.
w

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2012, the aggregate value of Rule 144A securities was $345,547, which represented 4.88% of the Portfolio’s net assets. See Note 10 in “Notes to financial statements.”

*	Fully or partially on loan.
Δ	Securities have been classified by country of origin.
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 9 in “Notes to financial statements” for additional information on securities lending collateral.
@	Illiquid security. At April 30, 2012, the aggregate value of illiquid securities was $0, which represented 0.00% of the Portfolio’s net assets. See Note 10 in “Notes to financial statements.”
†	Non income producing security.
©	Includes $40,760 of securities loaned.
z	Of this amount, $1,286,531 represents payable for securities purchased as of April 30, 2012.

Summary of Abbreviations:
BAML — Bank of America Merrill Lynch
JPMC — JPMorgan Chase Bank
MASTR — Mortgage Asset Securitization Transactions, Inc.
REMIC — Real Estate Mortgage Investment Conduit
S.F. — Single Family
TBA — To be announced
yr — Year

See accompanying notes, which are an integral part of the financial statements.

2012 Semiannual report • Delaware Pooled Trust

(continues)       29

Statements of net assets

Delaware Pooled® Trust — The High-Yield Bond Portfolio
April 30, 2012 (Unaudited)

		Principal	Value
		Amount (U.S. $)	(U.S. $)
Corporate Bonds – 92.35%
Automotive – 3.61%
	American Axle & Manufacturing
	7.75% 11/15/19	$219,000	$237,615
	7.875% 3/1/17	95,000	98,563
	ArvinMeritor
	8.125% 9/15/15	277,000	295,351
	10.625% 3/15/18	120,000	130,950
	Chrysler Group 8.25% 6/15/21	1,015,000	1,055,599
	Ford Motor Credit 12.00% 5/15/15	135,000	171,113
#	International Automotive
	Components Group 144A
	9.125% 6/1/18	326,000	301,550
#	Jaguar Land Rover 144A
	8.125% 5/15/21	290,000	304,500
			2,595,241
Banking – 2.95%
	BAC Capital Trust VI
	5.625% 3/8/35	527,000	534,121
•	Fifth Third Capital Trust IV
	6.50% 4/15/37	356,000	354,220
•#	HBOS Capital Funding 144A
	6.071% 6/29/49	703,000	474,525
•	Regions Financing Trust ll
	6.625% 5/15/47	797,000	757,150
			2,120,016
Basic Industry – 13.15%
	AK Steel 7.625% 5/15/20	338,000	326,170
#	APERAM 144A 7.75% 4/1/18	220,000	211,200
#	Cemex Espana Luxembourg
	144A 9.25% 5/12/20	315,000	285,233
#	Essar Steel Algoma 144A
	9.875% 6/15/15	372,000	344,100
#	FMG Resources August 2006 144A
	6.875% 2/1/18	115,000	118,738
	6.875% 4/1/22	345,000	351,038
	7.00% 11/1/15	218,000	226,720
	Headwaters 7.625% 4/1/19	270,000	265,275
	Hexion US Finance
	8.875% 2/1/18	54,000	56,835
	9.00% 11/15/20	181,000	173,308
	Immucor 11.125% 8/15/19	293,000	329,991
#	Ineos Group Holdings 144A
	8.50% 2/15/16	980,000	962,849
	Interface 7.625% 12/1/18	224,000	243,040
#	International Wire Group
	Holdings 144A
	9.75% 4/15/15	100,000	105,750
#	JMC Steel Group 144A
	8.25% 3/15/18	280,000	291,200
#	Kinove German Bondco 144A
	9.625% 6/15/18	350,000	365,750
#	Longview Fibre Paper &
	Packaging 144A
	8.00% 6/1/16	311,000	315,665
#	LyondellBasell Industries 144A
	5.75% 4/15/24	505,000	523,937
	6.00% 11/15/21	155,000	168,175
#	MacDermid 144A 9.50% 4/15/17	377,000	394,907
#	Masonite International 144A
	8.25% 4/15/21	423,000	442,034
#	Millar Western Forest Products
	144A 8.50% 4/1/21	220,000	181,500
	Momentive Performance Materials
	9.00% 1/15/21	202,000	175,740
	11.50% 12/1/16	241,000	200,633
#	Murray Energy 144A
	10.25% 10/15/15	296,000	282,680
	Norcraft Finance 10.50% 12/15/15	215,000	202,100
	Nortek 8.50% 4/15/21	331,000	328,518
	Ply Gem Industries 13.125% 7/15/14	181,000	183,715
=@	Port Townsend 12.431% 8/27/12	12,785	5,817
	Ryerson
	• 7.922% 11/1/14	130,000	126,750
	12.00% 11/1/15	257,000	269,208
	^ 27.487% 2/1/15	559,000	308,848
#	Taminco Global Chemical 144A
	9.75% 3/31/20	646,000	678,299
			9,445,723
Capital Goods – 4.91%
	Berry Plastics
	9.75% 1/15/21	456,000	500,459
	10.25% 3/1/16	164,000	170,560
#	DAE Aviation Holdings 144A
	11.25% 8/1/15	304,000	315,400
	Kratos Defense & Security
	Solutions 10.00% 6/1/17	301,000	325,080
	Manitowoc 9.50% 2/15/18	250,000	279,688
	Mueller Water Products
	7.375% 6/1/17	346,000	348,595
#	Reynolds Group Issuer 144A
	8.25% 2/15/21	100,000	97,000
	9.00% 4/15/19	325,000	328,250
	9.875% 8/15/19	655,000	683,656
#	Sealed Air 144A
	8.125% 9/15/19	69,000	77,453
	8.375% 9/15/21	96,000	109,440
#	Spectrum Brands 144A
	6.75% 3/15/20	59,000	60,549
	TriMas 9.75% 12/15/17	208,000	231,920
			3,528,050
Consumer Cyclical – 6.28%
	Brown Group 7.125% 5/15/19	242,000	237,765
	Burlington Coat Factory
	Warehouse 10.00% 2/15/19	376,000	404,200
	CKE Restaurants 11.375% 7/15/18	258,000	298,635
	Dave & Buster’s 11.00% 6/1/18	363,000	393,855
	DineEquity 9.50% 10/30/18	454,000	503,939
	Express 8.75% 3/1/18	187,000	208,038
2012 Semiannual report • Delaware Pooled Trust

		Principal	Value
		Amount (U.S. $)	(U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
#	Landry’s 144A 9.375% 5/1/20	$368,000	$376,740
	Levi Strauss 7.625% 5/15/20	150,000	161,813
	Michaels Stores
	11.375% 11/1/16	102,000	108,886
	13.00% 11/1/16	115,000	122,619
#	Monitronics International 144A
	9.125% 4/1/20	155,000	155,775
	OSI Restaurant Partners
	10.00% 6/15/15	171,000	177,413
	Quiksilver 6.875% 4/15/15	153,000	155,678
#	Rite Aid 144A 9.25% 3/15/20	518,000	527,064
	Sealy Mattress 8.25% 6/15/14	360,000	360,000
	Tops Markets 10.125% 10/15/15	296,000	318,200
			4,510,620
Consumer Non-Cyclical – 2.24%
	Dean Foods 7.00% 6/1/16	227,000	237,215
	Del Monte 7.625% 2/15/19	344,000	349,160
#	JBS USA 144A 8.25% 2/1/20	321,000	325,815
	NBTY 9.00% 10/1/18	394,000	436,848
	Scotts Miracle-Gro
	6.625% 12/15/20	77,000	82,005
*	Visant 10.00% 10/1/17	184,000	175,490
			1,606,533
Energy – 12.16%
	American Petroleum Tankers
	Parent 10.25% 5/1/15	248,000	262,260
	AmeriGas Finance 7.00% 5/20/22	321,000	328,223
	Antero Resources Finance
	9.375% 12/1/17	276,000	302,910
	Calumet Specialty Products
	Partners 9.375% 5/1/19	492,000	515,369
	Chaparral Energy 8.25% 9/1/21	459,000	491,129
	Cimarex Energy 5.875% 5/1/22	32,000	33,200
	Comstock Resources 7.75% 4/1/19	190,000	177,650
	Copano Energy
	7.125% 4/1/21	103,000	109,180
	7.75% 6/1/18	189,000	200,813
	Crosstex Energy 8.875% 2/15/18	213,000	229,508
#	Everest Acquisition 144A
	6.875% 5/1/19	166,000	174,508
#	Helix Energy Solutions Group
	144A 9.50% 1/15/16	87,000	91,459
#	Hercules Offshore 144A
	7.125% 4/1/17	60,000	60,075
	10.50% 10/15/17	457,000	479,849
#	Hilcorp Energy I 144A
	8.00% 2/15/20	305,000	334,738
	Holly 9.875% 6/15/17	188,000	211,500
#	Holly Energy Partners 144A
	6.50% 3/1/20	96,000	97,200
#	Key Energy 144A 6.75% 3/1/21	225,000	231,750
#	Kodiak Oil & Gas 144A
	8.125% 12/1/19	334,000	354,458
	Laredo Petroleum
	# 144A 7.375% 5/1/22	90,000	93,375
	9.50% 2/15/19	364,000	408,589
	Linn Energy
	# 144A 6.50% 5/15/19	52,000	52,520
	8.625% 4/15/20	253,000	277,668
#	NFR Energy 144A 9.75% 2/15/17	498,000	440,730
	Oasis Petroleum 7.25% 2/1/19	265,000	282,225
	Offshore Group Investments
	11.50% 8/1/15	245,000	269,194
	# 144A 11.50% 8/1/15	89,000	97,789
	Petroleum Development
	12.00% 2/15/18	207,000	224,595
	Pioneer Drilling
	9.875% 3/15/18	285,000	302,100
	# 144A 9.875% 3/15/18	98,000	103,880
	Quicksilver Resources
	9.125% 8/15/19	269,000	260,930
	Range Resources 5.00% 8/15/22	337,000	336,579
#	Samson Investment 144A
	9.75% 2/15/20	326,000	340,670
	SandRidge Energy
	7.50% 3/15/21	243,000	246,645
	# 144A 8.125% 10/15/22	231,000	239,951
	8.75% 1/15/20	67,000	71,690
			8,734,909
Financials – 2.56%
	E Trade Financial 12.50% 11/30/17	266,000	311,220
•#	ILFC E-Capital Trust I 144A
	5.03% 12/21/65	135,000	95,194
•#	ILFC E-Capital Trust II 144A
	6.25% 12/21/65	250,000	186,250
	International Lease Finance
	5.875% 4/1/19	358,000	352,089
#	Neuberger Berman Group 144A
	5.625% 3/15/20	64,000	65,280
	5.875% 3/15/22	128,000	130,880
	Nuveen Investments
	10.50% 11/15/15	675,000	700,313
			1,841,226
Healthcare – 5.10%
	Alere 9.00% 5/15/16	289,000	300,199
#	AMGH Merger Sub 144A
	9.25% 11/1/18	289,000	299,115
	Biomet 11.625% 10/15/17	321,000	349,890
	Community Health Systems
	# 144A 8.00% 11/15/19	289,000	306,288
	8.875% 7/15/15	84,000	86,835
	HCA 7.50% 2/15/22	447,000	482,200
	HCA Holdings 7.75% 5/15/21	155,000	163,525
	HealthSouth 7.75% 9/15/22	66,000	71,445
#	Kinetic Concepts 144A
	10.50% 11/1/18	283,000	293,259
	12.50% 11/1/19	246,000	228,780

2012 Semiannual report • Delaware Pooled Trust

(continues)       31

Statements of net assets

Delaware Pooled® Trust — The High-Yield Bond Portfolio

		Principal	Value
		Amount (U.S. $)	(U.S. $)
Corporate Bonds (continued)
Healthcare (continued)
#	Multiplan 144A 9.875% 9/1/18	$357,000	$389,130
#	PSS World Medical 144A
	6.375% 3/1/22	123,000	126,690
	Radnet Management
	10.375% 4/1/18	262,000	261,345
#	STHI Holding 144A 8.00% 3/15/18	287,000	307,090
			3,665,791
Insurance – 3.05%
•	American International Group
	8.175% 5/15/58	520,000	558,350
•	ING Groep 5.775% 12/29/49	839,000	721,540
•#	Liberty Mutual Group 144A
	7.00% 3/15/37	502,000	454,310
•	XL Group 6.50% 12/31/49	542,000	453,925
			2,188,125
Media – 7.30%
	Affinion Group 7.875% 12/15/18	397,000	348,368
#	AMC Networks 144A
	7.75% 7/15/21	316,000	354,710
	Cablevision Systems 8.00% 4/15/20	287,000	311,395
	CCO Holdings
	7.00% 1/15/19	29,000	31,175
	8.125% 4/30/20	407,000	457,875
	Clear Channel Communications
	9.00% 3/1/21	704,000	640,639
#	Clear Channel Worldwide Holdings
	144A 7.625% 3/15/20	273,000	271,075
	DISH DBS 7.875% 9/1/19	257,000	298,763
	Entravision Communications
	8.75% 8/1/17	180,000	190,800
	MDC Partners 11.00% 11/1/16	395,000	431,538
#	Nara Cable Funding 144A
	8.875% 12/1/18	200,000	184,000
	Nexstar Broadcasting
	8.875% 4/15/17	271,000	290,648
#	ONO Finance II 144A
	10.875% 7/15/19	565,000	483,075
#	Univision Communications 144A
	8.50% 5/15/21	508,000	504,189
#	UPC Holding 144A
	9.875% 4/15/18	300,000	333,000
	Virgin Media Finance
	8.375% 10/15/19	100,000	112,750
			5,244,000
Services – 9.90%
	Beazer Homes USA 9.125% 5/15/19	153,000	128,903
#	Caesars Entertainment Operating
	144A 8.50% 2/15/20	167,000	172,428
	Cardtronics 8.25% 9/1/18	135,000	149,850
	Casella Waste Systems
	7.75% 2/15/19	359,000	355,409
	11.00% 7/15/14	163,000	176,040
#	Chester Downs & Marina 144A
	9.25% 2/1/20	166,000	175,130
#	Delta Air Lines 144A
	12.25% 3/15/15	247,000	269,848
#	Equinox Holdings 144A
	9.50% 2/1/16	268,000	289,105
	Geo Group 6.625% 2/15/21	83,000	87,980
	Kansas City Southern de Mexico
	6.125% 6/15/21	92,000	101,660
	8.00% 2/1/18	204,000	228,990
	M/I Homes 8.625% 11/15/18	483,000	485,414
#	Meritage Homes 144A
	7.00% 4/1/22	75,000	76,313
	MGM Resorts International
	7.75% 3/15/22	230,000	236,325
	11.375% 3/1/18	711,000	850,533
#	NCL 144A 9.50% 11/15/18	59,000	65,490
	Peninsula Gaming 10.75% 8/15/17	305,000	337,788
	PHH 9.25% 3/1/16	252,000	258,300
	Pinnacle Entertainment
	* 7.75% 4/1/22	139,000	147,688
	8.75% 5/15/20	200,000	221,500
	RSC Equipment Rental III
	8.25% 2/1/21	240,000	260,400
	10.25% 11/15/19	62,000	70,060
#	Seven Seas Cruises 144A
	9.125% 5/15/19	343,000	352,433
	Standard Pacific 10.75% 9/15/16	127,000	146,685
*	Swift Services Holdings
	10.00% 11/15/18	104,000	114,140
*#	Swift Transportation 144A
	12.50% 5/15/17	121,000	129,278
#	Taylor Morrison Communities
	144A 7.75% 4/15/20	331,000	341,758
#	United Air Lines 144A
	12.00% 11/1/13	370,000	393,124
#	UR Financing Escrow 144A
	5.75% 7/15/18	64,000	66,240
	7.625% 4/15/22	92,000	97,520
	West 7.875% 1/15/19	305,000	326,731
			7,113,063
Technology & Electronics – 7.74%
	Advanced Micro Devices
	7.75% 8/1/20	455,000	503,913
	Aspect Software 10.625% 5/15/17	285,000	309,938
	Avaya
	9.75% 11/1/15	53,000	52,801
	PIK 10.125% 11/1/15	396,000	394,515
	CDW 12.535% 10/12/17	455,000	498,225
	First Data
	# 144A 7.375% 6/15/19	64,000	65,760
	11.25% 3/31/16	1,109,000	1,025,824
	GXS Worldwide 9.75% 6/15/15	342,000	330,885
	iGate 9.00% 5/1/16	301,000	328,090
#	Kemet 144A 10.50% 5/1/18	432,000	464,400

2012 Semiannual report • Delaware Pooled Trust

		Principal	Value
		Amount (U.S. $)	(U.S. $)
Corporate Bonds (continued)
Technology & Electronics (continued)
#	Lawson Software 144A
	9.375% 4/1/19	$495,000	$519,749
	MagnaChip Semiconductor
	10.50% 4/15/18	315,000	355,163
	Seagate HDD Cayman
	7.75% 12/15/18	333,000	368,798
#	Viasystems 144A 7.875% 5/1/19	340,000	345,950
			5,564,011
Telecommunications – 9.45%
#	Clearwire Communications
	144A 12.00% 12/1/15	560,000	519,400
#	Columbus International 144A
	11.50% 11/20/14	310,000	339,450
	Cricket Communications
	7.75% 10/15/20	307,000	288,964
#	Digicel Group 144A
	8.875% 1/15/15	155,000	156,550
	10.50% 4/15/18	415,000	459,073
	Hughes Satellite Systems
	7.625% 6/15/21	336,000	365,820
#	Integra Telecom Holdings 144A
	10.75% 4/15/16	231,000	219,450
	Intelsat Bermuda
	11.25% 2/4/17	642,000	667,679
	PIK 11.50% 2/4/17	366,432	382,921
#	Intelsat Jackson Holdings 144A
	7.25% 10/15/20	119,000	124,653
	Level 3 Communications
	11.875% 2/1/19	157,000	178,980
	Level 3 Financing 10.00% 2/1/18	331,000	364,100
	MetroPCS Wireless
	6.625% 11/15/20	326,000	314,590
	NII Capital 7.625% 4/1/21	150,000	140,250
	PAETEC Holding 9.875% 12/1/18	217,000	246,838
	Satmex Escrow
	9.50% 5/15/17	150,000	157,125
	#144A 9.50% 5/15/17	16,000	16,760
	Sprint Capital 8.75% 3/15/32	202,000	172,205
	Sprint Nextel
	8.375% 8/15/17	278,000	268,965
	#144A 9.125% 3/1/17	391,000	389,045
	Telesat Canada 12.50% 11/1/17	187,000	210,375
	#Wind Acquisition Finance 144A
	7.25% 2/15/18	420,000	399,500
	11.75% 7/15/17	410,000	404,875
			6,787,568
Utilities – 1.95%
#	AES 144A 7.375% 7/1/21	160,000	178,800
#	Calpine 144A
	7.50% 2/15/21	188,000	202,100
	7.875% 1/15/23	123,000	133,148
	Elwood Energy 8.159% 7/5/26	53,631	54,838
	GenOn Americas Generation
	8.50% 10/1/21	220,000	199,100
	GenOn Energy 9.875% 10/15/20	139,000	131,355
	NRG Energy 7.875% 5/15/21	344,000	337,979
•	Puget Sound Energy 6.974% 6/1/67	155,000	160,332
			1,397,652
Total Corporate Bonds
	(cost $64,847,447)		66,342,528

«Senior Secured Loans – 0.98%
	Brock Holdings III 10.00% 2/15/18	80,000	78,100
	Consolidated Container
	5.75% 9/28/14	355,000	339,137
	Dynegy Power 1st Lien
	9.25% 7/11/16	139,300	146,353
	PQ 6.74% 7/30/15	145,000	138,656
Total Senior Secured Loans
	(cost $679,555)		702,246

		Number of
		Shares
Common Stock – 0.14%
†	Alliance HealthCare Services	5,166	7,077
=∏†	Avado Brands	121	0
=†	Century Communications	60,000	0
†	DIRECTV Class A	1,200	59,124
†	Flextronics International	3,700	24,642
†	GenOn Energy	59	126
†	GeoEye	450	10,314
=∏†	PT Holdings	40	0
Total Common Stock
	(cost $124,255)		101,283

Preferred Stock – 0.86%
	Ally Financial
	#144A 7.00%	400	339,525
	•∏8.50%	5,000	112,000
•	GMAC Capital Trust I 8.25%	7,000	167,650
=†	PT Holdings	8	0
Total Preferred Stock
	(cost $530,012)		619,175

Warrant – 0.00%
=∏@†	PT Holdings	8	0
Total Warrant (cost $192)			0

2012 Semiannual report • Delaware Pooled Trust

(continues)       33

Statements of net assets

Delaware Pooled® Trust — The High-Yield Bond Portfolio

	Principal	Value
	Amount (U.S. $)	(U.S. $)
Short-Term Investments – 3.77%
Repurchase Agreements – 3.77%
Bank of America 0.17%, dated
4/30/12, to be repurchased
on 5/1/12, repurchase price
$666,786 (collateralized
by U.S. Government
obligations 2.25%-4.125%
1/31/15-5/15/15; market
value $680,119)	$666,783	$666,783
BNP Paribas 0.17%, dated
4/30/12, to be repurchased
on 5/1/12, repurchase price
$2,040,227 (collateralized
by U.S. Government
obligations 0.00%-2.375%
7/26/12-10/31/16; market
value $2,081,021)	2,040,217	2,040,217
Total Short-Term Investments
(cost $2,707,000)		2,707,000
Total Value of Securities Before Securities
Lending Collateral – 98.10%
(cost $68,888,461)		70,472,232

	Number of
	Shares
**Securities Lending Collateral – 0.04%
Investment Companies
BNY Mellon SL DBT II
Liquidating Fund	15,156	14,773
Delaware Investments
Collateral Fund No.1	12,047	12,047
@† Mellon GSL Reinvestment Trust II	31,196	0
Total Securities Lending Collateral
(cost $58,399)		26,820

Total Value of Securities – 98.14%
(cost $68,946,860)		70,499,052 ©
**Obligation to Return Securities
Lending Collateral – (0.08%)		(58,399)
Receivables and Other Assets
Net of Other Liabilities – 1.94%		1,396,736
Net Assets Applicable to 9,155,432
Shares Outstanding; Equivalent to
$7.85 Per Share – 100.00%		$71,837,389

Components of Net Assets at April 30, 2012:
Shares of beneficial interest
(unlimited authorization – no par)		$72,224,796
Undistributed net investment income		1,693,926
Accumulated net realized loss		(3,633,419)
Net unrealized appreciation of investments		1,552,086
Total net assets		$71,837,389

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2012, the aggregate value of Rule 144A securities was $26,299,614, which represented 36.61% of the Portfolio’s net assets. See Note 10 in “Notes to financial statements.”

•	Variable rate security. The rate shown is the rate as of April 30, 2012. Interest rates reset periodically.
=

Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At April 30, 2012, the aggregate value of fair valued securities was $5,817, which represented 0.01% of the Portfolio’s net assets. See Note 1 in “Notes to financial statements.”

@	Illiquid security. At April 30, 2012, the aggregate value of illiquid securities was $5,817, which represented 0.01% of the Portfolio’s net assets. See Note 10 in “Notes to financial statements.”
^	Zero coupon security. The rate shown is the yield at the time of purchase.
*	Fully or partially on loan.
«

Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at April 30 2012.

†	Non income producing security.
∏

Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At April 30, 2012, the aggregate value of restricted securities was $112,000, which represented 0.16% of the Portfolio’s net assets.

**	See Note 9 in “Notes to financial statements” for additional information on securities lending collateral.
©	Includes $55,321 of securities loaned.

PIK – Pay-in-kind

See accompanying notes, which are an integral part of the financial statements.

2012 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio
April 30, 2012 (Unaudited)

		Principal		Value
		Amount°		(U.S. $)
Agency Asset-Backed Security – 0.24%
	Fannie Mae Grantor Trust
	Series 2003-T4 2A5
	5.407% 9/26/33	USD	134,798	$142,952
Total Agency Asset-Backed
	Security (cost $133,708)			142,952

Agency Collateralized Mortgage Obligations – 2.40%
	Fannie Mae Grantor Trust
	Series 2001-T8 A2
	9.50% 7/25/41		10,554	12,753
	Fannie Mae REMICs
	Series 2002-90 A1
	6.50% 6/25/42		19,644	22,935
	Series 2002-90 A2
	6.50% 11/25/42		46,164	53,724
	Series 2003-122 AJ
	4.50% 2/25/28		36,794	37,660
	Fannie Mae Whole Loan
	Series 2004-W11 1A2
	6.50% 5/25/44		40,493	46,127
	Freddie Mac REMICs
	Series 1730 Z
	7.00% 5/15/24		110,170	128,122
	Series 2326 ZQ
	6.50% 6/15/31		103,232	118,242
	Series 3123 HT
	5.00% 3/15/26		270,000	302,908
	Series 3131 MC
	5.50% 4/15/33		335,000	355,371
	Series 3656 PM
	5.00% 4/15/40		125,000	142,414
	GNMA Series 2010-113 KE
	4.50% 9/20/40		125,000	140,455
	NCUA Guaranteed Notes
	Series 2010-C1 A2
	2.90% 10/29/20		40,000	42,480
Total Agency Collateralized
	Mortgage Obligations
	(cost $1,267,568)			1,403,191

Agency Mortgage-Backed Securities – 16.69%
	Fannie Mae 6.50% 8/1/17		18,614	20,653
•	Fannie Mae ARM
	2.325% 8/1/34		61,522	65,328
	2.675% 4/1/36		60,032	64,178
	4.677% 3/1/38		101,574	108,165
	Fannie Mae Relocation 30 yr
	5.00% 11/1/33		11,710	12,607
	5.00% 1/1/34		13,130	14,136
	5.00% 11/1/34		34,941	37,619
	5.00% 10/1/35		55,123	59,346
	5.00% 1/1/36		92,530	99,620
	Fannie Mae S.F. 15 yr
	4.00% 11/1/25		155,188	167,034
	4.50% 1/1/20		18,616	20,072
	5.00% 7/1/14		1,734	1,879
	5.00% 12/1/16		2,081	2,266
	5.00% 5/1/20		24,868	27,113
	5.00% 7/1/20		6,518	7,095
	5.00% 5/1/21		5,166	5,619
	5.50% 5/1/20		676	741
	5.50% 6/1/23		148,241	162,007
	6.00% 8/1/22		83,589	91,651
	Fannie Mae S.F. 15 yr TBA
	3.00% 5/1/27		1,071,000	1,117,521
	3.50% 5/1/27		1,453,000	1,532,914
	Fannie Mae S.F. 20 yr
	5.50% 8/1/28		208,196	228,016
	Fannie Mae S.F. 30 yr
	4.00% 1/1/42		256,664	271,868
	5.00% 3/1/34		13,881	15,097
	5.00% 3/1/35		39,872	43,355
	5.00% 5/1/35		23,334	25,369
	5.00% 6/1/35		34,367	37,915
	5.00% 7/1/35		36,552	39,741
	5.00% 12/1/37		32,207	34,997
	5.00% 2/1/38		26,448	28,739
	6.00% 9/1/36		22,327	24,756
	6.00% 11/1/39		19,034	21,102
	6.00% 1/1/40		165,614	183,631
	6.00% 4/1/40		40,865	45,286
	6.00% 2/1/41		104,591	116,329
	7.00% 12/1/33		17,736	21,015
	7.00% 5/1/35		3,324	3,855
	7.00% 6/1/35		6,191	7,181
	7.00% 12/1/37		56,465	65,439
	7.50% 6/1/31		2,389	2,913
	7.50% 6/1/34		29,614	36,284
	Fannie Mae S.F. 30 yr TBA
	3.50% 5/1/42		2,300,000	2,388,046
	4.00% 5/1/42		465,000	491,810
	5.50% 5/1/42		270,000	295,228
	6.00% 5/1/42		232,000	256,469
	6.00% 6/1/42		215,000	237,441
•	Freddie Mac ARM 2.56% 4/1/34		5,461	5,807
	Freddie Mac Relocation 30 yr
	5.00% 9/1/33		8,257	8,866
	Freddie Mac S.F. 30 yr
	5.50% 7/1/40		630,000	687,906
	6.00% 8/1/38		79,031	88,086
	6.00% 10/1/38		110,767	123,457
	7.00% 11/1/33		2,402	2,835
	GNMA I S.F. 30 yr
	7.00% 12/15/34		265,065	305,677

2012 Semiannual report • Delaware Pooled Trust

(continues)       35

Statements of net assets

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

		Principal		Value
		Amount°		(U.S. $)
Agency Mortgage-Backed Securities (continued)
	GNMA I S.F. 30 yr (continued)
	7.50% 12/15/31	USD	598	$703
	7.50% 2/15/32		577	679
Total Agency Mortgage-Backed
	Securities (cost $9,560,772)			9,763,462

Commercial Mortgage-Backed Securities – 5.21%
#	American Tower Trust
	Series 2007-1A AFX
	144A 5.42% 4/15/37		95,000	101,122
•	BAML Commercial
	Mortgage Securities
	Series 2005-1 A5
	5.337% 11/10/42		55,000	60,225
•	Bear Stearns Commercial
	Mortgage Securities
	Series 2005-T20 A4A
	5.299% 10/12/42		30,000	33,450
	Series 2006-PW12 A4
	5.902% 9/11/38		45,000	51,249
#	CFCRE Commercial
	Mortgage Trust
	Series 2011-C1 A2 144A
	3.759% 4/15/44		100,000	106,367
w	Commercial Mortgage Pass
	Through Certificates
	Series 2006-C7 A2
	5.69% 6/10/46		11,584	11,580
•	Credit Suisse Mortgage
	Capital Certificates
	Series 2006-C1 AAB
	5.596% 2/15/39		123,526	130,152
#	DBUBS Mortgage Trust
	Series 2011-LC1A A3
	144A 5.002% 11/10/46		300,000	342,164
	Goldman Sachs Mortgage
	Securities II
	Series 2005-GG4 A4
	4.761% 7/10/39		250,000	266,072
	Series 2005-GG4 A4A
	4.751% 7/10/39		365,000	396,655
	•Series 2006-GG6 A4
	5.553% 4/10/38		55,000	61,276
	#Series 2010-C1 A2 144A
	4.592% 8/10/43		100,000	111,396
	#Series 2011-ALF A 144A
	5.279% 8/10/38		149,954	152,533
•	JPMorgan Chase Commercial
	Mortgage Securities
	Series 2005-LDP3 A4A
	4.936% 8/15/42		75,000	82,705
	Series 2005-LDP4 A4
	4.918% 10/15/42		65,000	70,510
	Series 2005-LDP5 A4
	5.372% 12/15/44		55,000	61,563
	Lehman Brothers-UBS
	Commercial Mortgage
	Trust Series 2004-C1 A4
	4.568% 1/15/31		35,000	36,736
	Morgan Stanley Capital I
	Series 2005-HQ6 A4A
	4.989% 8/13/42		50,000	55,045
	•Series 2007-T27 A4
	5.817% 6/11/42		335,000	388,228
•#	Morgan Stanley Dean
	Witter Capital I
	Series 2001-TOP1 E
	144A 7.607% 2/15/33		100,000	98,364
•#	Nationslink Funding
	Series 1998-2 F 144A
	7.105% 8/20/30		18,863	19,464
#	OBP Depositor Trust
	Series 2010-OBP A 144A
	4.646% 7/15/45		100,000	113,812
#	Timberstar Trust
	Series 2006-1A A 144A
	5.668% 10/15/36		205,000	229,117
#	WF-RBS Commercial
	Mortgage Trust
	Series 2011-C3 A4 144A
	4.375% 3/15/44		65,000	70,717
Total Commercial Mortgage-Backed
	Securities (cost $2,815,679)			3,050,502

Corporate Bonds – 43.62%
Banking – 6.13%
	Abbey National Treasury
	Services 4.00% 4/27/16		60,000	59,377
	Bank of America
	3.75% 7/12/16		55,000	54,816
	3.875% 3/22/17		60,000	59,916
	5.70% 1/24/22		70,000	73,621
	BB&T
	3.95% 3/22/22		70,000	72,066
	5.25% 11/1/19		322,000	357,968
•	Bear Stearns 4.923% 12/7/12	AUD	110,000	114,187
	City National 5.25% 9/15/20	USD	80,000	85,637
@#	CoBank 144A 7.875% 4/16/18		250,000	304,766
	Fifth Third Bancorp
	3.50% 3/15/22		45,000	45,147
•	Fifth Third Capital Trust IV
	6.50% 4/15/37		115,000	114,425
	Goldman Sachs Group
	5.75% 1/24/22		45,000	47,076
#	HSBC Bank 144A
	4.75% 1/19/21		150,000	161,514
	HSBC Holdings
	4.00% 3/30/22		15,000	15,270
	JPMorgan Chase
	4.50% 1/24/22		70,000	74,712

2012 Semiannual report • Delaware Pooled Trust

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Banking (continued)
	JPMorgan Chase Capital XXV
	6.80% 10/1/37	USD	120,000	$121,200
	KeyBank 5.45% 3/3/16		250,000	277,896
	Korea Development Bank
	8.00% 1/23/14		100,000	109,962
	Lloyds TSB Bank 4.20% 3/28/17		105,000	106,643
	PNC Bank 6.875% 4/1/18		250,000	300,818
	PNC Funding
	3.30% 3/8/22		40,000	40,534
	5.125% 2/8/20		115,000	132,755
	SunTrust Banks 3.50% 1/20/17		175,000	179,699
•	USB Capital IX 3.50% 4/15/49		365,000	278,685
	Wachovia
	•0.837% 10/15/16		50,000	46,569
	5.25% 8/1/14		55,000	59,170
	5.625% 10/15/16		150,000	169,043
	Wells Fargo 3.50% 3/8/22		60,000	60,899
	Zions Bancorporation
	4.50% 3/27/17		5,000	5,031
	7.75% 9/23/14		50,000	54,513
				3,583,915
Basic Industry – 5.30%
*	AK Steel 7.625% 5/15/20		120,000	115,800
	Alcoa
	5.40% 4/15/21		30,000	31,586
	6.75% 7/15/18		100,000	114,748
	ArcelorMittal
	6.25% 2/25/22		35,000	35,716
	9.85% 6/1/19		150,000	181,546
#	Barrick Gold 144A
	3.85% 4/1/22		280,000	289,565
	5.25% 4/1/42		15,000	15,809
	Barrick North America
	Finance 4.40% 5/30/21		35,000	37,769
	CF Industries 7.125% 5/1/20		125,000	149,688
#	CODELCO 144A 3.75% 11/4/20		572,000	598,766
	Domtar 4.40% 4/1/22		50,000	50,391
	Dow Chemical 8.55% 5/15/19		184,000	244,325
	Georgia-Pacific 8.00% 1/15/24		150,000	196,051
	Hexion U.S. Finance 8.875% 2/1/18		85,000	89,463
	International Paper
	4.75% 2/15/22		175,000	187,178
	9.375% 5/15/19		15,000	20,075
#	Kinross Gold 144A 5.125% 9/1/21		65,000	67,361
#	LyondellBasell Industries
	144A 5.75% 4/15/24		200,000	207,500
	Novelis 8.75% 12/15/20		65,000	71,988
	Rayonier 3.75% 4/1/22		65,000	64,517
	Teck Resources
	3.00% 3/1/19		35,000	35,010
	5.20% 3/1/42		70,000	68,397
	Vale Overseas 4.375% 1/11/22		220,000	226,506
				3,099,755
Brokerage – 0.38%
	Jefferies Group
	6.25% 1/15/36		5,000	4,413
	6.45% 6/8/27		25,000	24,000
	Lazard Group 6.85% 6/15/17		174,000	192,357
				220,770
Capital Goods – 0.80%
	Ball 5.75% 5/15/21		250,000	270,000
•#	Cemex SAB 144A 5.47% 9/30/15		150,000	134,625
	Stanley Black & Decker
	3.40% 12/1/21		60,000	61,990
				466,615
Communications – 5.42%
	America Movil SAB 5.00% 3/30/20		105,000	119,144
	American Tower
	4.70% 3/15/22		30,000	30,858
	5.90% 11/1/21		180,000	202,704
	CenturyLink 5.80% 3/15/22		100,000	99,325
#	Clearwire Communications
	144A 12.00% 12/1/15		105,000	97,388
	Cricket Communications
	7.75% 10/15/20		75,000	70,594
#	Crown Castle Towers 144A
	4.883% 8/15/20		250,000	265,633
#	Deutsche Telekom
	International Finance
	144A 2.25% 3/6/17		150,000	149,070
#	DIRECTV Holdings 144A
	3.80% 3/15/22		200,000	199,502
	DISH DBS 7.875% 9/1/19		110,000	127,875
	Intelsat Bermuda 11.25% 2/4/17		260,000	270,399
	Interpublic Group 4.00% 3/15/22		95,000	95,148
	Omnicom Group 3.625% 5/1/22		85,000	85,247
	Qwest 6.75% 12/1/21		55,000	62,097
	Sprint Nextel
	6.00% 12/1/16		55,000	50,188
	8.375% 8/15/17		65,000	62,888
	Telecom Italia Capital
	5.25% 10/1/15		190,000	193,800
	Telefonica Emisiones
	5.462% 2/16/21		50,000	47,072
	6.421% 6/20/16		50,000	51,517
	Time Warner Cable
	5.50% 9/1/41		75,000	79,368
	8.25% 4/1/19		100,000	130,434
#	UPCB Finance III 144A
	6.625% 7/1/20		150,000	153,000
	Virgin Media Secured
	Finance 6.50% 1/15/18		300,000	328,499
#	Vivendi 144A
	3.45% 1/12/18		70,000	68,422
	6.625% 4/4/18		115,000	130,534
				3,170,706

2012 Semiannual report • Delaware Pooled Trust

(continues)       37

Statements of net assets

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Consumer Cyclical – 2.18%
	AutoZone 3.70% 4/15/22	USD	50,000	$50,983
	Ford Motor Credit 12.00% 5/15/15		100,000	126,750
	Historic TW 6.875% 6/15/18		155,000	190,902
	Host Hotels & Resorts
	#144A 5.25% 3/15/22		5,000	4,994
	5.875% 6/15/19		40,000	42,700
	6.00% 11/1/20		45,000	48,094
	#144A 6.00% 10/1/21		43,000	46,010
	Lowe’s 3.12% 4/15/22		150,000	152,394
	Macy’s Retail Holdings
	3.875% 1/15/22		5,000	5,158
	5.90% 12/1/16		82,000	94,232
	MGM Resorts International
	11.125% 11/15/17		120,000	136,500
	11.375% 3/1/18		60,000	71,775
	13.00% 11/15/13		15,000	17,475
	Western Union 3.65% 8/22/18		105,000	113,681
	Wyndham Worldwide
	4.25% 3/1/22		70,000	70,548
	5.625% 3/1/21		35,000	38,808
	5.75% 2/1/18		60,000	66,683
				1,277,687
Consumer Non-Cyclical – 4.19%
	Bio-Rad Laboratories
	4.875% 12/15/20		10,000	10,537
	Boston Scientific 6.00% 1/15/20		80,000	93,569
	CareFusion 6.375% 8/1/19		255,000	302,077
	Celgene
	2.45% 10/15/15		30,000	30,798
	3.95% 10/15/20		75,000	78,625
	Del Monte 7.625% 2/15/19		45,000	45,675
#	Express Scripts Holding 144A
	2.65% 2/15/17		30,000	30,574
	3.50% 11/15/16		30,000	31,732
	3.90% 2/15/22		20,000	20,623
	4.75% 11/15/21		25,000	27,408
#	Heineken 144A 3.40% 4/1/22		115,000	116,840
	Koninklijke Philips Electronics
	3.75% 3/15/22		70,000	72,274
	5.00% 3/15/42		70,000	73,186
•	Kraft Foods 1.344% 7/10/13		115,000	115,628
	Kroger 3.40% 4/15/22		90,000	90,223
	Medtronic 3.125% 3/15/22		65,000	66,770
	Molson Coors Brewing Company
	3.50% 5/1/22		60,000	60,657
	5.00% 5/1/42		75,000	76,841
#	Mylan 144A 6.00% 11/15/18		120,000	126,600
	Quest Diagnostics
	4.70% 4/1/21		90,000	99,510
	4.75% 1/30/20		15,000	16,432
#	SABMiller Holdings 144A
	3.75% 1/15/22		200,000	208,426
	Safeway 4.75% 12/1/21		90,000	90,203
	Sara Lee 4.10% 9/15/20		20,000	20,687
#	Woolworths 144A
	3.15% 4/12/16		75,000	78,040
	4.55% 4/12/21		80,000	87,967
	Yale University 2.90% 10/15/14		160,000	168,996
	Zimmer Holdings
	3.375% 11/30/21		85,000	87,297
	4.625% 11/30/19		110,000	123,615
				2,451,810
Electric – 4.03%
	Ameren Illinois 9.75% 11/15/18		285,000	392,116
#	American Transmission Systems
	144A 5.25% 1/15/22		130,000	148,339
	Baltimore Gas & Electric
	3.50% 11/15/21		125,000	130,782
	CenterPoint Energy 5.95% 2/1/17		70,000	80,111
	CMS Energy
	4.25% 9/30/15		45,000	46,918
	6.25% 2/1/20		30,000	33,208
	ComEd Financing III 6.35% 3/15/33		60,000	59,179
	Commonwealth Edison
	3.40% 9/1/21		120,000	127,494
	Florida Power 5.65% 6/15/18		20,000	24,265
	Great Plains Energy
	5.292% 6/15/22		105,000	115,008
•	Integrys Energy Group
	6.11% 12/1/66		45,000	45,213
	Ipalco Enterprises 5.00% 5/1/18		35,000	35,000
	LG&E & KU Energy
	3.75% 11/15/20		80,000	81,641
	#144A 4.375% 10/1/21		155,000	164,005
•	NextEra Energy Capital
	Holdings 6.35% 10/1/66		110,000	112,307
	PacifiCorp 2.95% 2/1/22		70,000	70,947
	Pennsylvania Electric
	5.20% 4/1/20		75,000	83,523
•	PPL Capital Funding
	6.70% 3/30/67		25,000	24,776
	Public Service Company of
	Oklahoma 5.15% 12/1/19		115,000	131,478
	Puget Energy 6.00% 9/1/21		30,000	32,132
•	Puget Sound Energy
	6.974% 6/1/67		110,000	113,784
	SCANA 4.125% 2/1/22		160,000	163,016
•	Wisconsin Energy 6.25% 5/15/67		135,000	139,544
				2,354,786
Energy – 4.67%
	Apache
	3.25% 4/15/22		55,000	56,900
	4.75% 4/15/43		95,000	101,644
#	BG Energy Capital 144A
	4.00% 10/15/21		200,000	214,307

2012 Semiannual report • Delaware Pooled Trust

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Energy (continued)
#	Canadian Oil Sands 144A
	4.50% 4/1/22	USD	70,000	$72,029
	Ecopetrol 7.625% 7/23/19		22,000	27,731
*	Encana 3.90% 11/15/21		155,000	152,933
#	ENI 144A 4.15% 10/1/20		100,000	99,927
	Husky Energy 3.95% 4/15/22		165,000	171,466
	Noble Holding International
	3.95% 3/15/22		85,000	86,524
	5.25% 3/15/42		40,000	40,514
	Pemex Project Funding Master
	Trust 6.625% 6/15/35		50,000	59,125
	Petrobras International Finance
	3.50% 2/6/17		25,000	25,756
	5.375% 1/27/21		165,000	181,571
	5.75% 1/20/20		30,000	33,635
	5.875% 3/1/18		20,000	22,627
	Petrohawk Energy 7.25% 8/15/18		140,000	159,775
	Petroleos de Venezuela
	9.00% 11/17/21		140,000	114,660
	Pride International 6.875% 8/15/20		240,000	296,043
	Range Resources 8.00% 5/15/19		110,000	121,550
	SandRidge Energy 8.75% 1/15/20		115,000	123,050
	Transocean
	5.05% 12/15/16		130,000	141,311
	6.375% 12/15/21		60,000	70,389
	Weatherford International
	4.50% 4/15/22		105,000	108,588
	9.625% 3/1/19		70,000	92,724
#	Woodside Finance 144A
	8.125% 3/1/14		5,000	5,547
	8.75% 3/1/19		120,000	154,582
				2,734,908
Finance Companies – 2.33%
#	CDP Financial 144A
	4.40% 11/25/19		250,000	275,650
	General Electric Capital
	2.30% 4/27/17		40,000	40,101
	4.65% 10/17/21		65,000	70,809
	6.00% 8/7/19		425,000	503,046
•#	ILFC E-Capital Trust II 144A
	6.25% 12/21/65		130,000	96,850
	International Lease Finance
	5.875% 4/1/19		25,000	24,587
	6.25% 5/15/19		53,000	53,536
	8.75% 3/15/17		15,000	16,875
#	IPIC GMTN 144A 5.50% 3/1/22		200,000	210,000
	PHH 9.25% 3/1/16		70,000	71,750
				1,363,204
Insurance – 1.15%
•	Chubb 6.375% 3/29/67		85,000	87,444
	Coventry Health Care
	5.45% 6/15/21		120,000	135,724
#	Highmark 144A
	4.75% 5/15/21		40,000	40,675
	6.125% 5/15/41		15,000	15,868
•	ING Groep 5.775% 12/29/49		40,000	34,400
	MetLife 6.817% 8/15/18		35,000	43,306
	#Metropolitan Life Global
	Funding I 144A
	3.875% 4/11/22		115,000	116,277
	Prudential Financial
	3.875% 1/14/15		60,000	63,339
	6.00% 12/1/17		115,000	135,399
‡w=@#	Twin Reefs Pass
	Through Trust 144A
	0.00% 12/31/49		300,000	0
				672,432
Natural Gas – 2.51%
	El Paso Pipeline Partners
	Operating 6.50% 4/1/20		85,000	98,064
	•Enbridge Energy Partners
	8.05% 10/1/37		115,000	125,936
	Energy Transfer Partners
	9.70% 3/15/19		54,000	69,647
	Enterprise Products Operating
	4.05% 2/15/22		120,000	127,056
	•7.034% 1/15/68		135,000	144,958
	9.75% 1/31/14		60,000	68,513
	Kinder Morgan Energy Partners
	3.95% 9/1/22		70,000	70,639
	9.00% 2/1/19		105,000	135,324
	Nisource Finance 5.80% 2/1/42		65,000	70,989
	Plains All American Pipeline
	8.75% 5/1/19		90,000	118,893
	Southwest Gas 3.875% 4/1/22		90,000	94,327
•	TransCanada PipeLines
	6.35% 5/15/67		180,000	188,102
	Williams Partners
	4.00% 11/15/21		60,000	62,265
	7.25% 2/1/17		75,000	91,006
				1,465,719
Real Estate – 1.86%
	Alexandria Real Estate
	Equities 4.60% 4/1/22		90,000	90,552
	Brandywine Operating
	Partnership 4.95% 4/15/18		65,000	66,490
	Developers Diversified Realty
	7.875% 9/1/20		160,000	192,456
	9.625% 3/15/16		105,000	127,909
	Digital Realty Trust
	5.25% 3/15/21		115,000	122,020
	5.875% 2/1/20		50,000	55,172
	Health Care REIT
	4.125% 4/1/19		75,000	75,680
	5.25% 1/15/22		10,000	10,608

2012 Semiannual report • Delaware Pooled Trust

(continues)       39

Statements of net assets

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Real Estate (continued)
	Mack-Cali Realty
	4.50% 4/18/22	USD	55,000	$56,329
	Regency Centers 5.875% 6/15/17		93,000	105,186
	UDR 4.625% 1/10/22		85,000	89,072
#	WEA Finance 144A
	4.625% 5/10/21		95,000	98,655
				1,090,129
Technology – 1.54%
	GXS Worldwide 9.75% 6/15/15		120,000	116,100
	Hewlett-Packard 4.05% 9/15/22		185,000	187,024
	National Semiconductor
	6.60% 6/15/17		140,000	174,053
#	Seagate Technology
	International 144A
	10.00% 5/1/14		73,000	82,673
	Symantec 4.20% 9/15/20		10,000	10,474
	Tyco Electronics Group
	3.50% 2/3/22		70,000	70,170
	Xerox
	4.50% 5/15/21		120,000	125,529
	6.35% 5/15/18		115,000	135,518
				901,541
Transportation – 1.13%
#	Brambles USA 144A
	3.95% 4/1/15		65,000	68,090
	5.35% 4/1/20		115,000	126,335
	Burlington Northern Santa Fe
	4.40% 3/15/42		135,000	133,134
	5.65% 5/1/17		55,000	64,823
#	ERAC USA Finance 144A
	5.25% 10/1/20		215,000	237,095
	Union Pacific 4.163% 7/15/22		30,000	33,009
				662,486
Total Corporate Bonds
	(cost $24,556,582)			25,516,463

Non-Agency Asset-Backed Securities – 4.03%
	AEP Texas Central Transition
	Funding Series 2012-1 A2
	1.976% 6/1/21		115,000	115,930
•	Ally Master Owner Trust
	Series 2011-1 A1
	1.11% 1/15/16		100,000	100,742
•	American Express Credit
	Account Master
	Trust Series 2010-1 B
	0.84% 11/16/15		100,000	100,198
•	American Express Issuance
	Trust Series 2005-2 A
	0.31% 8/15/13		230,000	229,991
#	Avis Budget Rental Car
	Funding AESOP
	Series 2011-2A A 144A
	2.37% 11/20/14		100,000	101,803
	Bank of America Auto
	Trust Series 2012-1 A3
	0.78% 6/15/16		130,000	130,118
#	Cabela’s Master Credit Card
	Trust 144A
	Series 2010-2A A1
	2.29% 9/17/18		100,000	103,971
	Series 2012-1A A1
	1.63% 2/18/20		100,000	100,481
	Capital One Multi-Asset
	Execution Trust
	•Series 2007-A1 A1
	0.29% 11/15/19		100,000	98,151
	Series 2007-A7 A7
	5.75% 7/15/20		100,000	120,922
	CenterPoint Energy Transition
	Bond Series 2012-1 A2
	2.161% 10/15/21		100,000	101,914
#	CIT Equipment Collateral
	Series 2010-VT1A A3
	144A 2.41% 5/15/13		28,213	28,295
	Citicorp Residential
	Mortgage Securities
	Series 2006-3 A5
	5.948% 11/25/36		300,000	232,928
#	Ford Auto Securitization
	Trust Series 2011-R1A
	A3 144A 3.02% 2/15/16	CAD	100,000	103,265
	Ford Credit Auto Lease
	Trust Series 2012-A A4
	1.03% 4/15/15	USD	115,000	115,070
	General Electric Capital
	Credit Card Master Note
	Trust Series 2012-2 A
	2.22% 1/15/22		100,000	100,786
#	Golden Credit Card Trust
	Series 2012-2A A1 144A
	1.77% 1/15/19		100,000	100,566
#	Great America
	Leasing Receivables
	Series 2011-1 A3 144A
	1.69% 2/15/14		75,000	75,287
	Harley-Davidson Motorcycle
	Trust Series 2009-4 A3
	1.87% 2/15/14		10,772	10,783
	John Deere Owner Trust
	Series 2011-A A4
	1.96% 4/16/18		70,000	71,605
•	Merrill Auto Trust Securitization
	Series 2007-1 A4
	0.30% 12/15/13		2,207	2,207
	Mid-State Trust Series 11
	A1 4.864% 7/15/38		13,449	13,677
#	Sonic Capital Series 2011-1A A2
	144A 5.438% 5/20/41		97,250	102,054

2012 Semiannual report • Delaware Pooled Trust

	Principal		Value
	Amount°		(U.S. $)
Non-Agency Asset-Backed Securities (continued)
# Volvo Financial Equipment
Series 2012-1A A4 144A
1.09% 8/15/17	USD	95,000	$95,343
Total Non-Agency Asset-Backed
Securities (cost $2,364,358)			2,356,087

Non-Agency Collateralized Mortgage Obligations – 0.16%
Citicorp Mortgage Securities
Series 2006-4 3A1
5.50% 8/25/21		1,713	1,679
•# GSMPS Mortgage Loan Trust
Series 1999-2 A 144A
7.51% 9/19/27		36,335	37,099
•# MASTR Specialized Loan Trust
Series 2005-2 A2 144A
5.006% 7/25/35		53,345	53,903
Total Non-Agency Collateralized
Mortgage Obligations
(cost $91,881)			92,681

ΔRegional Bonds – 2.63%
Australia – 1.96%
New South Wales Treasury
6.00% 4/1/19	AUD	360,000	417,936
Queensland Treasury
6.00% 9/14/17	AUD	92,000	104,962
6.25% 6/14/19	AUD	532,000	621,683
			1,144,581
Canada – 0.67%
Province of British Columbia
1.20% 4/25/17	USD	70,000	70,149
Province of Ontario
3.15% 6/2/22	CAD	248,000	252,497
4.40% 4/14/20	USD	50,000	57,527
Province of Quebec
4.25% 12/1/21	CAD	11,000	12,225
			392,398
Total Regional Bonds
(cost $1,465,981)			1,536,979

«Senior Secured Loans – 4.94%
Alliance HealthCare Services
7.25% 6/1/16	USD	46,101	44,142
BNY ConvergEx Group
8.75% 11/29/17		14,779	14,687
8.75% 12/16/17		35,221	35,001
Brickman Group Holdings
Tranche B 7.25% 10/14/16		47,879	48,437
Burlington Coat Factory
Warehouse Tranche B
6.25% 2/10/17		226,339	227,046
Caesars Entertainment
Operating Tranche B6
5.494% 1/28/18		196,000	179,865
Chrysler Group 6.00% 4/28/17		155,120	158,191
Clear Channel Communications
Tranche A 3.639% 7/30/14		88,594	82,459
Consolidated Container
5.75% 9/28/14		30,000	28,659
Delos Aircraft 2 4.75% 3/17/16		200,000	201,230
Dynegy Power 1st Lien
9.25% 7/11/16		59,850	62,880
Emdeon Tranche B 6.75% 8/3/18		109,725	110,940
First Data 5.00% 3/24/17		214,068	204,854
Frac Tech International
Tranche B 6.25% 4/19/16		149,883	144,216
Goodman Global Tranche B
5.75% 10/28/16		41,542	41,859
Houghton International
Tranche B 6.75% 1/11/16		49,286	49,563
Immucor Tranche B 7.25% 7/2/18		64,837	65,627
Lawson Software Tranche
Loan B 6.25% 3/16/18		60,000	60,919
Level 3 Financing Tranche
B3 5.75% 9/1/18		115,000	116,854
Lord & Taylor 5.75% 12/2/18		149,625	151,917
Multiplan 4.75% 8/26/17		13,651	13,644
Nuveen Investments
5.863% 5/13/17		100,000	100,261
8.25% 3/1/19		65,000	66,625
OSI Restaurant Partners
2.00% 6/14/13		2,243	2,179
2.563% 6/13/14		89,479	88,633
2.593% 6/14/13		6,627	6,564
PQ 6.74% 7/30/15		50,000	47,813
@ Prime Healthcare Services
Tranche B 7.25% 4/28/15		59,828	59,529
Reynolds Group Holdings
6.50% 7/7/18		144,501	146,793
Toys R US Tranche B 6.00% 9/1/16		74,187	74,325
Univision Communications
4.489% 3/29/17		168,725	157,957
Visant 5.25% 12/31/16		94,188	93,145
Total Senior Secured Loans
(cost $2,852,098)			2,886,814

ΔSovereign Bonds – 3.85%
Brazil – 0.35%
Brazilian Government International
5.625% 1/7/41		100,000	119,500
8.875% 10/14/19		60,000	85,680
			205,180
Canada – 0.38%
Canadian Government
3.75% 6/1/19	CAD	124,000	141,495
4.00% 6/1/17	CAD	73,000	82,360
			223,855

2012 Semiannual report • Delaware Pooled Trust

(continues)       41

Statements of net assets

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

	Principal		Value
	Amount°		(U.S. $)
ΔSovereign Bonds (continued)
Chile – 0.19%
Chile Government
International
5.50% 8/5/20	CLP	50,000,000	$107,998
			107,998
Finland – 0.15%
Finland Government
4.00% 7/4/25	EUR	56,000	85,978
			85,978
Germany – 0.01%
Bundesrepublik Deutschland
2.50% 1/4/21	EUR	5,304	7,654
			7,654
Indonesia – 0.09%
Indonesia Treasury Bond
11.00% 11/15/20	IDR	338,000,000	49,376
			49,376
Mexico – 0.30%
Mexican Bonos
8.50% 5/31/29	MXN	1,410,600	125,296
Mexico Government
International
4.75% 3/8/44	USD	50,000	51,525
			176,821
Norway – 0.98%
Norway Government
4.25% 5/19/17	NOK	189,000	37,262
4.50% 5/22/19	NOK	1,249,000	256,924
5.00% 5/15/15	NOK	1,460,000	281,474
			575,660
Peru – 0.06%
Peru Government
International
5.625% 11/18/50	USD	30,000	34,875
			34,875
Philippines – 0.23%
Philippine Government
International
9.50% 10/21/24		90,000	134,775
			134,775
Poland – 0.06%
Poland Government
5.25% 10/25/17	PLN	82,000	26,402
5.25% 10/25/20	PLN	22,000	6,946
			33,348
Russia – 0.08%
Russian-Eurobond
7.50% 3/31/30	USD	40,250	48,350
			48,350
South Africa – 0.31%
South Africa Government
8.00% 12/21/18	ZAR	1,374,000	183,410
			183,410
Sweden – 0.07%
* Swedish Government
3.00% 7/12/16	SEK	245,000	38,905
			38,905
United Kingdom – 0.59%
United Kingdom Gilt
4.00% 3/7/22	GBP	55,349	105,069
4.25% 12/7/27	GBP	43,000	83,008
4.75% 3/7/20	GBP	79,000	156,994
			345,071
Uruguay – 0.00%
Uruguay Government
International Bond PIK
7.875% 1/15/33	USD	1	1
			1
Total Sovereign Bonds
(cost $2,141,230)			2,251,257

Supranational Banks – 0.59%
International Bank for
Reconstruction &
Development
3.25% 12/15/17	SEK	150,000	23,587
3.375% 4/30/15	NOK	250,000	45,060
7.50% 7/30/14	NZD	309,000	277,433
Total Supranational Banks
(cost $299,664)			346,080

U.S. Treasury Obligations – 11.32%
U.S. Treasury Bonds
3.125% 11/15/41	USD	2,290,000	2,297,513
3.125% 2/15/42		25,000	25,074
U.S. Treasury Notes
0.875% 4/30/17		480,000	481,575
1.00% 3/31/17		950,000	959,648
2.00% 2/15/22		2,835,000	2,856,706
Total U.S. Treasury Obligations
(cost $6,545,347)			6,620,516

		Number of
		Shares
Preferred Stock – 0.35%
Alabama Power 5.625%		1,855	46,987
BB&T 5.85%		1,450	36,250
• PNC Financial Services
Group 8.25%		110,000	114,624
• US Bancorp 6.50%		200	5,412
Total Preferred Stock
(cost $194,833)			203,273

2012 Semiannual report • Delaware Pooled Trust

	Principal		Value
	Amount°		(U.S. $)
Short-Term Investments – 13.93%
Repurchase Agreements – 13.93%
Bank of America 0.17%,
dated 4/30/12,
to be repurchased on
5/1/12, repurchase
price $2,007,501
(collateralized by U.S.
government obligations
2.25%-4.125%
1/31/15-5/15/15; market
value $2,007,642)	USD	2,007,492	$2,007,492
BNP Paribas 0.17%,
dated 4/30/12, to
be repurchased on
5/1/12, repurchase
price $6,142,537
(collateralized by U.S.
government obligations
0.00%-2.375%
7/26/12-10/31/16;
market value $6,265,358)		6,142,508	6,142,508
Total Short-Term Investments
(cost $8,150,000)			8,150,000

Total Value of Securities Before
Securities Lending Collateral –
109.96% (cost $62,439,701)			64,320,257

		Number of
		Shares
**Securities Lending Collateral – 0.07%
Investment Companies
BNY Mellon SL DBT II
Liquidating Fund		23,262	22,672
Delaware Investments
Collateral Fund No. 1		19,222	19,222
†@ Mellon GSL Reinvestment Trust II		49,094	0
Total Securities Lending Collateral
(cost $91,578)			41,894

Total Value of Securities – 110.03%
(cost $62,531,279)			64,362,151	©

		Number of
		Contracts
Options Written – (0.01%)
Call Options – (0.01%)
U.S. Long Bond Future,
strike price $15.63,
expires 5/25/12 (JPMC)		(3)	(7,016)
Total Options Written
(premium received $(3,898))			(7,016)
**Obligation to Return Securities
Lending Collateral – (0.16%)			(91,578)
Other Liabilities Net of Receivables
and Other Assets – (9.86%)			(5,765,825	)z«
Net Assets Applicable to 5,770,041
Shares Outstanding; Equivalent
to $10.14 Per Share – 100.00%			$58,497,732

Components of Net Assets at April 30, 2012:
Shares of beneficial interest
(unlimited authorization – no par)			$58,615,442
Undistributed net investment income			856,136
Accumulated net realized loss on investments			(2,865,736)
Net unrealized appreciation of investments
and foreign currencies			1,891,890
Total net assets			$58,497,732

°	Principal amount is stated in the currency in which each security is denominated.
•	Variable rate security. The rate shown is the rate as of April 30, 2012. Interest rates reset periodically.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2012, the aggregate value of Rule 144A securities was $8,096,696 which represented 13.84% of the Portfolio’s net assets. See Note 10 in “Notes to financial statements.”
w	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
@	Illiquid security. At April 30, 2012, the aggregate value of illiquid securities was $364,295 which represented 0.62% of the Portfolio’s net assets. See Note 10 in “Notes to financial statements.”
*	Fully or partially on loan.
‡	Non income producing security. Security is currently in default.
=	Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At April 30, 2012, the aggregate value of fair valued securities was $0, which represented 0.00% of the Portfolio’s net assets. See Note 1 in “Notes to financial statements.”
Δ	Securities have been classified by country of origin.
«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at April 30, 2012.
**	See Note 9 in “Notes to financial statements” for additional information on securities lending collateral.
†	Non income producing security.
©	Includes $85,169 of securities loaned.
z	Of this amount, $7,311,715 represents payable for securities purchased as of April 30, 2012.
«	Includes foreign currency valued at $112,913 with a cost of $111,193.

2012 Semiannual report • Delaware Pooled Trust

(continues) 43

Statements of net assets

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

The following foreign currency exchange contracts and swap contracts were outstanding at April 30, 2012:[1]

Foreign Currency Exchange Contracts
						Unrealized
	Contracts to				Settlement	Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Date	(Depreciation)
BAML	AUD	(139,494)	USD	143,900	6/1/12	$(902)
BAML	BRL	227,652	USD	(120,000)	6/1/12	(1,426)
BAML	CLP	(25,307,500)	USD	51,754	6/1/12	(521)
BAML	EUR	(488,560)	USD	646,277	6/1/12	(587)
BAML	HUF	(118,282,300)	USD	539,388	6/1/12	(3,769)
BAML	JPY	7,763,900	USD	(95,543)	6/1/12	1,712
BAML	MXN	1,064,196	USD	(80,245)	6/1/12	1,187
BAML	ZAR	(1,456,424)	USD	186,597	6/1/12	161
BCLY	EUR	(74,336)	USD	98,304	6/1/12	(118)
CITI	BRL	227,880	USD	(120,000)	6/1/12	(1,307)
CITI	EUR	(142,587)	USD	188,560	6/1/12	(228)
GSC	BRL	413,448	USD	(218,895)	6/1/12	(3,547)
GSC	GBP	(108,495)	USD	175,322	6/1/12	(741)
GSC	RUB	3,567,600	USD	(120,977)	6/1/12	(141)
HSBC	AUD	(443,937)	USD	457,706	6/1/12	(3,127)
HSBC	EUR	81	USD	(107)	6/1/12	0
HSBC	JPY	7,308,450	USD	(90,000)	6/1/12	1,550
HSBC	NOK	(319,286)	USD	55,771	6/1/12	47
HSBC	PLN	(318,240)	USD	100,478	6/1/12	(94)
JPMC	BRL	213,000	USD	(112,663)	6/1/12	(1,720)
JPMC	EUR	(46,836)	USD	61,852	6/1/12	(160)
JPMC	NOK	(453,396)	USD	79,083	6/1/12	(48)
MSC	AUD	(102,713)	USD	105,801	6/1/12	(821)
MSC	EUR	(216,906)	USD	286,668	6/1/12	(519)
MSC	JPY	(6,420,240)	USD	79,009	6/1/12	(1,414)
MSC	NOK	(387,527)	USD	67,593	6/1/12	(41)
MSC	RUB	3,895,325	USD	(131,972)	6/1/12	(36)
						$(16,610)

Swap Contracts
CDS Contracts
	Swap &			Annual		Unrealized
	Referenced	Notional		Protection	Termination	Appreciation
Counterparty	Obligation	Value		Payments	Date	(Depreciation)
	Protection Purchased:
BAML	ITRAXX Europe
	Subordinate
	Financials
	17.1 5 yr CDS	EUR	750,000	5.00%	6/20/17	$37,630
BAML	Kingdom of
	Spain 5 yr CDS	USD	147,000	1.00%	12/20/15	5,946
BCLY	ITRAXX Europe
	Subordinate
	Financials
	17.1 5 yr CDS	EUR	325,000	5.00%	6/20/17	$16,203
	Kingdom of Spain
BCLY	5 yr CDS	USD	151,000	1.00%	3/20/15	12,733
BCLY	5 yr CDS		70,000	1.00%	3/21/16	3,179
BCLY	Republic of France
	5 yr CDS		90,000	0.25%	9/20/16	(532)
GSC	Republic of France
	5 yr CDS		39,000	0.25%	9/20/16	(163)
JPMC	ITRAXX Europe
	Crossover
	17.1 5 yr CDS	EUR	710,000	5.00%	6/20/17	8,452
JPMC	Kingdom of Spain
	5 yr CDS	USD	85,000	1.00%	3/20/17	3,477
JPMC	MeadWestvaco
	5 yr CDS		65,000	1.00%	12/20/16	(2,604)
JPMC	Republic of France
	5 yr CDS		65,000	0.25%	9/20/16	(369)
	Japan
MSC	5 yr CDS		80,000	1.00%	9/20/16	(1,103)
MSC	5 yr CDS		100,000	1.00%	3/20/17	(2,269)
	Kingdom of
	Belgium
MSC	5 yr CDS		126,000	1.00%	12/20/16	(3,715)
MSC	5 yr CDS		44,000	1.00%	3/20/17	(1,589)
	Kingdom of Spain
MSC	5 yr CDS		130,000	1.00%	6/20/16	8,227
MSC	5 yr CDS		100,000	1.00%	9/20/16	2,664
MSC	5 yr CDS		120,000	1.00%	3/20/17	3,536
MSC	5 yr CDS		60,000	1.00%	6/20/17	(338)
MSC	Republic of France
	5 yr CDS		55,000	0.25%	12/20/16	(384)
	Republic of Italy
MSC	5 yr CDS		80,000	1.00%	9/20/16	2,715
MSC	5 yr CDS		44,000	1.00%	3/20/17	(1,347)
						$90,349

	Protection Sold/Moody’s Rating:
JPMC	Georgia Pacific
	5 yr CDS / Baa		65,000	1.00%	12/20/16	$2,125
JPMC	Tyson Foods
	CDS / Ba		70,000	1.00%	3/20/16	1,458
						$3,583
Total						$93,932
2012 Semiannual report • Delaware Pooled Trust

The use of foreign currency exchange contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 8 in “Notes to financial statements.”

Summary of Abbreviations:
AUD — Australian Dollar
ARM — Adjustable Rate Mortgage
BAML — Bank of America Merrill Lynch
BCLY — Barclays Bank
BRL — Brazilian Real
CAD — Canadian Dollar
CDS — Credit Default Swap
CITI — Citigroup Global Markets
CLP — Chilean Peso
EUR — European Monetary Unit
GBP — British Pound Sterling
GNMA — Government National Mortgage Association
GSC — Goldman Sachs Capital
GSMPS — Goldman Sachs Reperforming Mortgage Securities
HSBC — Hong Kong Shanghai Bank
HUF — Hungarian Forint
IDR — Indonesian Rupiah
JPMC — JPMorgan Chase Bank
JPY — Japanese Yen
MASTR — Mortgage Asset Securitization Transactions, Inc.
MSC — Morgan Stanley Capital
MXN — Mexican Peso
NCUA — National Credit Union Administration
NOK — Norwegian Krone
NZD — New Zealand Dollar
PIK — Pay-in-kind
PLN — Polish Zloty
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
RUB — Russian Ruble
SEK — Swedish Krona
S.F. — Single Family
TBA — To be announced
USD — United States Dollar
yr — Year
ZAR — South African Rand

See accompanying notes, which are an integral part of the financial statements.

2012 Semiannual report • Delaware Pooled Trust

(continues)       45

Statements of net assets

Delaware Pooled® Trust — The International Equity Portfolio
April 30, 2012 (Unaudited)

	Number of	Value
	Shares	(U.S. $)
ΔCommon Stock – 99.95%
Australia – 5.50%
Amcor	1,145,226	$8,972,946
AMP	2,522,508	11,222,418
QBE Insurance Group	703,775	10,148,361
		30,343,725
Belgium – 0.00%
✗† Ageas VVPR Strip	732,357	970
		970
France – 16.35%
Carrefour	521,043	10,467,454
Cie de Saint-Gobain	296,250	12,410,870
France Telecom	1,249,523	17,095,961
† GDF Suez	162,519	215
Sanofi	226,834	17,314,964
Societe Generale	175,252	4,143,651
Total	301,253	14,385,213
Vallourec	94,153	5,662,597
Vinci	186,376	8,635,685
		90,116,610
Germany – 5.75%
Deutsche Telekom	1,226,958	13,834,234
RWE	414,963	17,840,101
		31,674,335
Ireland – 0.46%
Experian	158,944	2,508,952
		2,508,952
Israel – 2.68%
Teva Pharmaceutical Industries ADR	323,400	14,792,316
		14,792,316
Italy – 3.55%
ENI	604,299	13,416,020
Intesa Sanpaolo	4,046,969	6,123,714
		19,539,734
Japan – 21.56%
Astellas Pharma	378,500	15,381,747
Canon	378,900	17,414,690
Hoya	264,000	6,083,406
Kao	472,100	12,693,785
Nintendo	38,200	5,214,527
Seven & I Holdings	586,573	17,799,203
Shin-Etsu Chemical	75,600	4,393,037
Takeda Pharmaceutical	321,800	14,044,746
Tokio Marine Holdings	500,352	12,902,001
Toyota Motor	259,000	10,720,038
Trend Micro	72,100	2,197,763
		118,844,943
Netherlands – 4.90%
† ING Groep CVA	867,190	6,115,553
* Koninklijke Ahold	981,366	12,448,756
* Reed Elsevier	717,387	8,460,991
		27,025,300
Singapore – 4.06%
Jardine Matheson Holdings	114,415	5,680,705
Singapore Telecommunications	3,174,602	8,002,875
United Overseas Bank	559,642	8,704,487
		22,388,067
Spain – 6.16%
Banco Santander	936,380	5,851,042
*† Distribuidora Internacional
de Alimentacion	305,837	1,465,674
Iberdrola	2,853,033	13,283,666
Telefonica	915,656	13,346,225
		33,946,607
Switzerland – 6.30%
ABB	280,373	5,109,204
Novartis	285,754	15,757,162
Zurich Financial Services	56,718	13,872,524
		34,738,890
Taiwan – 1.97%
Taiwan Semiconductor
Manufacturing ADR	698,232	10,878,455
		10,878,455
United Kingdom – 20.71%
BG Group	487,174	11,469,923
BP	1,895,972	13,694,639
Compass Group	1,089,583	11,389,505
GlaxoSmithKline	662,152	15,315,501
Royal Dutch Shell Class A	437,597	15,566,135
Tesco	3,355,310	17,283,424
Unilever	496,007	16,931,122
Vodafone Group	4,514,229	12,492,997
		114,143,246
Total Common Stock
(cost $564,885,534)		550,942,150

	Principal
	Amount (U.S. $)
Short-Term Investments – 0.09%
≠Discount Notes – 0.09%
Federal Home Loan Bank
0.11% 5/25/12	$349,193	349,187
0.115% 6/29/12	127,805	127,792
Total Short-Term Investments
(cost $476,948)		476,979

Total Value of Securities Before
Securities Lending Collateral –
100.04% (cost $565,362,482)		551,419,129

2012 Semiannual report • Delaware Pooled Trust

	Number of	Value
	Shares	(U.S. $)
**Securities Lending Collateral – 1.73%
Investment Companies
BNY Mellon SL DBT II
Liquidating Fund	466,045	$454,254
Delaware Investments
Collateral Fund No. 1	9,044,237	9,044,237
†@ Mellon GSL Reinvestment Trust II	1,430,950	0
Total Securities Lending Collateral
(cost $10,941,232)		9,498,491

Total Value of Securities – 101.77%
(cost $576,303,714)		560,917,620 ©
**Obligation to Return Securities
Lending Collateral – (1.99%)		(10,941,232)
Receivables and Other Assets
Net of Other Liabilities – 0.22%		1,210,310 «
Net Assets Applicable to 43,982,586
Shares Outstanding; Equivalent to
$12.53 Per Share – 100.00%		$551,186,698

Components of Net Assets at April 30, 2012:
Shares of beneficial interest
(unlimited authorization – no par)		$729,873,925
Undistributed net investment income		7,566,781
Accumulated net realized loss on investments		(170,782,329)
Net unrealized depreciation of investments
and derivatives		(15,471,679)
Total net assets		$551,186,698

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 12 in “Security type/country and sector allocations.”
@	Illiquid security. At April 30, 2012, the aggregate value of illiquid securities was $0, which represented 0% of the Portfolio’s net assets. See Note 10 in “Notes to financial statements.”
✗	Dividend coupon which when presented with the corresponding coupon of the share benefits from a reduced withholding tax of 15% (rather than 25%) on dividends paid.
†	Non income producing security.
*	Fully or partially on loan.
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 9 in “Notes to financial statements” for additional information on securities lending collateral.
©	Includes $10,358,527 of securities loaned.
«	Includes foreign currency valued at ($1,105) with a cost of $81,697.

The following foreign currency exchange contracts were outstanding at April 30, 2012:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to				Settlement	Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Date	(Depreciation)
MNB	AUD	(24,868,000)	USD	25,466,697	7/31/12	$(196,295)
MNB	CHF	(395,061)	USD	434,562	5/3/12	(709)
MNB	EUR	685,900	USD	(907,652)	5/2/12	384
MNB	GBP	(366,014)	USD	593,675	5/1/12	(417)
MNB	GBP	(915,582)	USD	1,489,012	5/2/12	2,905
MNB	GBP	(171,883)	USD	279,534	5/3/12	547
MNB	SGD	(1,044,713)	USD	845,237	5/4/12	1,124
						$(192,461)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 8 in “Notes to financial statements”

Summary of Abbreviations:
ADR — American Depositary Receipt
AUD — Australian Dollar
CHF — Swiss Franc
CVA — Dutch Certificate
EUR — European Monetary Unit
GBP — British Pound Sterling
MNB — Mellon National Bank
SGD — Singapore Dollar
USD — United States Dollar
VVPR Strip — Dividend Coupon

See accompanying notes, which are an integral part of the financial statements.

2012 Semiannual report • Delaware Pooled Trust

(continues)       47

Statements of net assets

Delaware Pooled® Trust — The Labor Select International Equity Portfolio
April 30, 2012 (Unaudited)

	Number of	Value
	Shares	(U.S. $)
ΔCommon Stock – 98.63%
Australia – 5.98%
Amcor	1,264,320	$9,906,058
AMP	2,377,470	10,577,156
QBE Insurance Group	739,340	10,661,205
		31,144,419
Belgium – 0.00%
✗† Ageas VVPR Strip	305,506	404
		404
France – 17.53%
Carrefour	475,288	9,548,262
Cie de Saint-Gobain	273,777	11,469,404
France Telecom	1,153,560	15,782,996
* GDF Suez	568,803	13,094,841
† GDF Suez Strip	101,871	135
Sanofi-Aventis	207,639	15,849,747
Societe Generale	165,247	3,907,094
Total	172,024	8,214,364
Vallourec	89,263	5,368,500
Vinci	174,804	8,099,500
		91,334,843
Germany – 3.50%
* RWE	423,929	18,225,568
		18,225,568
Ireland – 0.74%
Experian	245,038	3,867,958
		3,867,958
Israel – 2.74%
Teva Pharmaceutical Industries ADR	312,600	14,298,324
		14,298,324
Italy – 1.25%
Intesa Sanpaolo	4,289,670	6,490,959
		6,490,959
Japan – 20.82%
Astellas Pharma	348,600	14,166,650
Canon	377,100	17,331,960
Hoya	259,600	5,982,016
* Kao	441,000	11,857,570
Nintendo	37,000	5,050,720
Seven & I Holdings	666,300	20,218,470
Shin-Etsu Chemical	81,700	4,747,502
Takeda Pharmaceutical	303,700	13,254,784
Tokio Marine Holdings	528,600	13,630,400
Trend Micro	74,600	2,273,969
		108,514,041
Netherlands – 5.71%
† ING Groep CVA	816,884	5,760,788
* Koninklijke Ahold	1,111,653	14,101,464
* Reed Elsevier	840,664	9,914,942
		29,777,194
Singapore – 4.75%
Singapore Telecommunications	3,985,000	10,045,813
United Overseas Bank	946,705	14,724,737
		24,770,550
Spain – 6.26%
* Banco Santander	871,190	5,443,696
*† Distribuidora Internacional
de Alimentacion	409,814	1,963,967
Iberdrola	2,640,571	12,294,447
Telefonica	884,694	12,894,935
		32,597,045
Switzerland – 6.62%
ABB	258,079	4,702,943
Novartis	289,272	15,951,153
Zurich Financial Services	56,553	13,832,167
		34,486,263
United Kingdom – 22.73%
BG Group	740,505	17,434,294
BP	2,171,252	15,682,991
Compass Group	1,031,411	10,781,428
GlaxoSmithKline	736,953	17,045,640
Royal Dutch Shell Class A	539,896	19,205,099
Sainsbury (J.)	1,104,640	5,520,636
Unilever	463,613	15,825,358
Vodafone Group	6,135,503	16,979,825
		118,475,271
Total Common Stock
(cost $548,172,602)		513,982,839

	Principal
	Amount (U.S. $)
Short-Term Investments – 0.57%
≠Discount Notes – 0.26%
Federal Home Loan Bank
0.11% 5/25/12	$ 983,703	983,684
0.115% 6/29/12	360,035	360,000
		1,343,684
Repurchase Agreements – 0.31%
Bank of America 0.17%, dated
4/30/12, to be repurchased
on 5/1/12, repurchase price
$400,761 (collateralized by
U.S. government obligations
2.25%-4.125% 1/31/15-5/15/15;
market value $408,775)	400,759	400,759
BNP Paribas 0.17%, dated 4/30/12,
to be repurchased on 5/1/12,
repurchase price $1,226,246
(collateralized by U.S. government
obligations 0.00%-2.375%
7/26/12-10/31/16; market value
$1,250,765)	1,226,241	1,226,241
		1,627,000
Total Short-Term Investments
(cost $2,970,599)		2,970,684

2012 Semiannual report • Delaware Pooled Trust

		Value
		(U.S. $)

Total Value of Securities Before Securities
Lending Collateral – 99.20%
(cost $551,143,201)		$516,953,523

	Number of
	Shares
**Securities Lending Collateral – 7.43%
Investment Companies
BNY Mellon SL DBT II
Liquidating Fund	262,276	255,640
Delaware Investments
Collateral Fund No. 1	38,473,334	38,473,334
@† Mellon GSL Reinvestment Trust II	494,977	0
Total Securities Lending Collateral
(cost $39,230,587)		38,728,974
Total Value of Securities – 106.63%
(cost $590,373,788)		555,682,497 ©

**Obligation to Return Securities
Lending Collateral – (7.53%)		(39,230,587)
Receivables and Other Assets
Net of Other Liabilities – 0.90%		4,674,872 «
Net Assets Applicable to 41,997,759
Shares Outstanding; Equivalent to
$12.41 per share – 100.00%		$521,126,782

Components of Net Assets at April 30, 2012:
Shares of beneficial interest
(unlimited authorization – no par)		$637,482,679
Undistributed net investment income		7,545,987
Accumulated net realized loss		(89,116,347)
Net unrealized depreciation of investments
and derivatives		(34,785,537)
Total net assets		$521,126,782

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 13 in “Security type/country and sector allocations.”
†	Non income producing security.
*	Fully or partially on loan.
**	See Note 9 in “Notes to financial statements” for additional information on securities lending collateral.
©	Includes $37,182,047 of securities loaned.
≠	The rate shown is the effective yield at time of purchase.
@	Illiquid security. At April 30, 2012, the aggregate value of illiquid securities was $0, which represented 0.00% of the Portfolio’s net assets. See Note 10 in “Notes to financial statements.”
✗	Dividend coupon which when presented with the corresponding coupon of the share benefits from a reduced withholding tax of 15% (rather than 25%) on dividends paid.
«	Includes foreign currency valued at $230,595 with a cost of $221,006.

The following foreign currency exchange contracts were outstanding at April 30, 2012:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to				Settlement	Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Date	(Depreciation)
MNB	AUD	(25,969,000)	USD	26,594,204	7/31/12	$(204,986)
MNB	CHF	(377,505)	USD	415,251	5/3/12	(678)
MNB	EUR	671,675	USD	(888,827)	5/2/12	376
MNB	GBP	(421,168)	USD	683,134	5/1/12	(479)
MNB	GBP	(976,648)	USD	1,588,323	5/2/12	3,099
						$(202,668)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 8 in “Notes to financial statements.”

Summary of Abbreviations:
ADR — American Depositary Receipt
AUD — Australian Dollar
CHF — Swiss Franc
CVA — Dutch Certificate
EUR — European Monetary Unit
GBP — British Pound Sterling
MNB — Mellon National Bank
USD — United States Dollar
VVPR Strip — Dividend Coupon

See accompanying notes, which are an integral part of the financial statements.

2012 Semiannual report • Delaware Pooled Trust

(continues)       49

Statements of net assets

Delaware Pooled® Trust — The Emerging Markets Portfolio
April 30, 2012 (Unaudited)

	Number of	Value
	Shares	(U.S. $)
ΔCommon Stock – 88.44%
Brazil – 7.69%
@ AES Tiete	46,194	$583,802
CCR	1,171,400	9,082,859
Cia Siderurgica Nacional ADR	380,900	3,397,628
Cielo	219,208	6,584,923
CPFL Energia	384,780	5,377,614
Diagnosticos da America	230,500	1,650,618
Redecard	306,000	5,098,528
Vale ADR	88,800	1,971,360
		33,747,332
Chile – 3.45%
Banco Santander ADR	61,400	5,023,134
Enersis ADR	431,800	8,752,586
# Inversiones Aguas Metropolitan
144A ADR	38,800	1,369,271
		15,144,991
■China – 22.70%
Beijing Enterprises Holdings	765,999	4,284,812
Belle International Holdings	4,714,515	9,248,377
China BlueChemical Class H	5,609,000	4,012,290
China Construction Bank Class H	14,158,770	11,022,403
China Gas Holdings	8,406,000	4,182,063
China Merchants
Holdings International	2,126,000	6,877,820
China Mobile	819,500	9,078,387
China Resources Power Holdings	2,544,000	4,642,952
China Shenhua Energy Class H	2,585,000	11,477,931
* ENN Energy Holdings	654,000	2,301,199
Hengan International Group	549,000	5,812,912
=* Huabao International Holdings	5,543,000	2,843,425
Industrial & Commercial Bank of
China Class H	17,335,803	11,574,109
Jiangsu Expressway Class H	5,282,000	5,208,032
Want Want China Holdings	5,756,000	7,062,713
		99,629,425
Colombia – 0.52%
BanColombia ADR	33,500	2,272,305
		2,272,305
India – 9.78%
Axis Bank	367,721	7,729,019
GAIL India	263,862	1,655,619
HCL Technologies	453,326	4,407,587
Housing Development Finance	518,270	6,628,817
Larsen & Toubro	395,969	9,224,240
Rural Electrification	1,891,944	7,490,180
Tata Motors	962,846	5,787,314
		42,922,776
Indonesia – 5.19%
Astra International	1,124,000	8,683,314
Bank Rakyat Indonesia Persero	7,670,000	5,549,807
Perusahaan Gas Negara	23,503,000	8,567,004
		22,800,125
Kazakhstan – 0.96%
KazMunaiGas Exploration
Production GDR	211,046	4,220,920
		4,220,920
Malaysia – 0.93%
Maxis	2,015,500	4,076,966
		4,076,966
Mexico – 3.84%
Compartamos	3,197,100	3,887,708
Grupo Aeroportuario del
Pacifico ADR	57,100	2,210,341
Grupo Mexico Series B	2,713,744	8,364,437
Kimberly-Clark de Mexico Class A	1,167,000	2,378,579
		16,841,065
Peru – 2.43%
Credicorp ADR	81,630	10,686,183
		10,686,183
Philippines – 1.76%
Philippine Long Distance
Telephone ADR	127,200	7,723,584
		7,723,584
Republic of Korea – 7.07%
Hyundai Mobis	37,124	10,100,987
Kangwon Land	157,540	3,380,388
KB Financial Group	166,944	5,687,160
Samsung Electronics	9,631	11,845,409
		31,013,944
Russia – 4.72%
Gazprom ADR	847,475	9,779,862
LUKOIL ADR	178,042	10,922,876
		20,702,738
South Africa – 4.41%
* Clicks Group	526,477	3,168,358
* Life Healthcare Group Holdings	866,541	2,996,491
Sasol	151,647	7,206,319
Tiger Brands	163,219	5,984,256
		19,355,424
Taiwan – 5.10%
Chunghwa Telecom	553,836	1,736,258
* Chunghwa Telecom ADR	2,738	84,823
HTC	449,000	6,822,398
Quanta Computer	1,034,000	2,723,759
Taiwan Semiconductor Manufacturing	3,124,588	9,302,495
Wistron	1,125,326	1,692,524
		22,362,257
Thailand – 4.62%
Kasikornbank Foreign	348,754	1,848,680
Kasikornbank NVDR	1,672,000	8,890,146
PTT	838,500	9,543,903
		20,282,729
Turkey – 3.27%
Tofas Turk Otomobil Fabrikasi	541,999	2,399,973
Tupras Turkiye Petrol Rafinerileri	271,209	5,664,980

2012 Semiannual report • Delaware Pooled Trust

	Number of	Value
	Shares	(U.S. $)
ΔCommon Stock (continued)
Turkey (continued)
* Turkiye Garanti Bankasi	1,716,370	$6,310,615
		14,375,568
Total Common Stock
(cost $355,321,798)		388,158,332

Preferred Stock – 10.58%
Brazil – 9.24%
AES Tiete	176,200	2,449,597
AmBev ADR	200,400	8,412,792
Investimentos Itau	1,268,033	5,980,439
Itau Unibanco Holding ADR	289,100	4,535,979
Petroleo Brasiliero	835,600	9,240,851
Vale ADR	459,300	9,934,659
		40,554,317
Republic of Korea – 1.34%
Hyundai Motor 2.91%	34,526	2,437,884
Samsung Electronics 2.25%	4,813	3,445,310
		5,883,194
Total Preferred Stock
(cost $43,192,363)		46,437,511

ΔRight – 0.00%
Brazil – 0.00%
Itausa - Investimentos Itau	15,387	3,956
Total Right (cost $0)		3,956

	Principal
	Amount
Short-Term Investments – 2.74%
≠Discount Note – 0.43%
Federal Home Loan Bank
0.11% 5/25/12	$1,383,805	1,383,777
0.115% 6/29/12	506,472	506,423
		1,890,200
Repurchase Agreements – 2.31%
Bank of America 0.17%, dated
4/30/12, to be repurchased
on 5/1/12, repurchase price
$2,500,386 (collateralized by
U.S. Government obligations
2.25%-4.125% 1/31/15-5/15/15;
market value $2,550,382)	2,500,374	2,500,374
BNP Paribas 0.17%, dated
4/30/12, to be repurchased
on 5/1/12, repurchase price
$7,650,662 (collateralized by
U.S. Government obligations
0.00%-2.375% 7/26/12-10/31/16;
market value $7,803,638)	7,650,626	7,650,626
		10,151,000
Total Short-Term Investments
(cost $12,041,080)		12,041,200

Total Value of Securities Before Securities
Lending Collateral – 101.76%
(cost $410,555,241)		446,640,999

	Number of
	Shares
**Securities Lending Collateral – 2.34%
BNY Mellon SL DBT II
Liquidating Fund	280,081	272,995
Delaware Investments
Collateral Fund No.1	9,983,587	9,983,587
†@ Mellon GSL Reinvestment Trust II	546,716	0
Total Securities Lending Collateral
(cost $10,810,384)		10,256,582

Total Value of Securities – 104.10%
(cost $421,365,625)		456,897,581	©
**Obligation to Return Securities
Lending Collateral – (2.46%)		(10,810,384)
Other Liabilities Net of Receivables
and Other Assets – (1.64%)		(7,191,003	)«
Net Assets Applicable to 43,594,398
Shares Outstanding; Equivalent
to $10.07 per share – 100.00%		$438,896,194

Components of Net Assets at April 30, 2012:
Shares of beneficial interest
(unlimited authorization – no par)		$384,637,396
Undistributed net investment income		1,492,123
Accumulated net realized gain		17,838,139
Net unrealized appreciation of investments
and derivatives		34,928,536
Total net assets		$438,896,194

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 14 in “Security type/country and sector allocations.”
@	Illiquid security. At April 30, 2012, the aggregate value of illiquid securities was $583,802, which represented 0.13% of the Portfolio’s net assets. See Note 10 in “Notes to financial statements.”
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2012, the aggregate value of Rule 144A securities was $1,369,271 which represented 0.31% of the Portfolio’s net assets. See Note 10 in “Notes to financial statements.”
■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
=	Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At April 30, 2012, the aggregate value of fair valued securities was $2,843,425 which represented 0.65% of the Portfolio’s net assets. See Note 1 in “Notes to financial statements.”
*	Fully or partially on loan.
≠	The rate shown is the effective yield at the time of purchase.
†	Non income producing security.
**	See Note 9 in “Notes to financial statements” for additional information on securities lending collateral.
©	Includes $9,877,742 of securities loaned.
«	Includes foreign currency valued at $581,825 with a cost of $580,643.

2012 Semiannual report • Delaware Pooled Trust

(continues)       51

Statements of net assets

Delaware Pooled® Trust — The Emerging Markets Portfolio

The following foreign currency exchange contracts were outstanding at April 30, 2012:[1]

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to				Settlement	Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Date	(Depreciation)
MNB	HKD	(1,792,228)	USD	230,990	5/3/12	$(10)
MNB	IDR	1,708,899,490	USD	(186,231)	5/1/12	(309)
MNB	IDR	5,758,288,004	USD	(627,250)	5/2/12	(840)
MNB	IDR	11,867,324,532	USD	(1,293,265)	5/3/12	(2,431)
						$(3,590)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 8 in ”Notes to financial statements.”

Summary of Abbreviations:
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
HKD — Hong Kong Dollar
IDR — Indonesian Rupiah
MNB — Mellon National Bank
NVDR — Non-Voting Depositary Receipt
USD — United States Dollar

See accompanying notes, which are an integral part of the financial statements

2012 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust — The Emerging Markets Portfolio II
April 30, 2012 (Unaudited)

		Number of	Value
		Shares	(U.S. $)
ΔCommon Stock – 96.31%
Argentina – 0.96%
@	Cresud ADR	7,700	$72,996
@	IRSA Inversiones y
	Representaciones ADR	3,800	29,944
	YPF ADR	8,000	116,640
			219,580
Bahrain – 0.06%
@#	Aluminium Bahrain 144A GDR	1,800	13,727
			13,727
Brazil – 11.72%
	All America Latina Logistica	15,413	69,782
	B2W Cia Global Do Varejo	5,926	25,431
	Banco Bradesco ADR	5,230	83,837
	Banco Santander Brasil ADR	17,500	141,225
	Brasil Foods ADR	7,000	129,010
*	Braskem ADR	4,600	67,620
	Centrais Eletricas Brasileiras ADR	4,800	40,896
*	Cia Brasileira de Distribuicao Grupo
	Pao de Acucar ADR	1,800	84,654
	Cyrela Brazil Realty
	Empreendimentos e Participacoes	3,280	26,431
*	Fibria Celulose ADR	33,300	264,402
@	Gerdau	11,700	90,966
	Gerdau ADR	13,000	122,070
*	Gol Linhas Aereas Inteligentes ADR	26,700	141,510
	Hypermarcas	16,100	104,650
	Itau Unibanco Holding ADR	19,000	298,109
	Petroleo Brasileiro SA ADR	21,700	510,817
	Santos Brasil Participacoes	4,800	83,855
	Telefonica Brasil ADR	3,255	92,670
	Vale ADR	13,100	290,820
			2,668,755
China/Hong Kong – 12.76%
†	Alibaba.com	16,500	28,327
	Bank of China	222,000	92,993
	China Construction Bank	202,590	157,713
	China Mengniu Dairy	52,000	160,853
	China Mobile ADR	6,900	381,846
†	China Telecom	382,000	205,804
*	China Unicom ADR	13,900	241,582
	CNOOC ADR	1,200	253,980
*	Focus Media Holding ADR	3,900	93,171
	Industrial & Commercial Bank of China	390,999	261,047
	PetroChina ADR	1,600	238,112
*†	SINA	1,900	111,169
*†	Sohu.com	8,000	412,560
@†	Tianjin Development Holdings	56,000	25,046
	Tingyi Cayman Islands Holding	40,000	106,720
	Tsingtao Brewery	22,000	133,554
			2,904,477
Guernsey – 0.14%
=@#†	Etalon Group 144A GDR	4,800	31,824
			31,824
Hungary – 0.44%
	OTP Bank	5,627	98,963
			98,963
India – 3.09%
	ICICI Bank ADR	2,500	84,725
	Mahindra & Mahindra	458	6,175
#	Reliance Industries 144A GDR	10,300	290,665
	Steel Authority of India	49,589	89,169
	Ultratech Cement	2,658	71,915
@	United Spirits	10,793	160,148
			702,797
Indonesia – 1.72%
	Tambang Batubara Bukit
	Asam Persero	92,000	184,691
	United Tractors	64,106	206,467
			391,158
Israel – 0.61%
	Israel Chemicals	12,100	138,816
			138,816
Malaysia – 1.33%
@	KLCC Property Holdings	106,900	119,779
@†	UEM Land Holdings	276,400	183,627
			303,406
Mexico – 7.06%
	America Movil Class L ADR	8,300	221,195
*	Cemex ADR	48,518	350,785
†	Empresas ICA ADR	22,100	159,783
	Fomento Economico Mexicano ADR	2,500	203,150
	Grupo Financiero Banorte	23,200	111,884
	Grupo Televisa ADR	19,300	424,022
	Wal-Mart de Mexico	47,846	136,821
			1,607,640
Peru – 0.78%
	Cia de Minas Buenaventura ADR	4,300	177,461
			177,461
Poland – 0.79%
†	Jastrzebska Spolka Weglowa	2,926	85,888
†	Polski Koncern Naftowy Orlen	8,079	94,270
			180,158
Republic of Korea – 19.86%
@	KB Financial Group ADR	11,000	373,230
@	KCC	1,129	290,704
	KT ADR	22,000	282,700
	KT&G	5,281	362,612
†	LG Display ADR	8,000	89,360
	LG Electronics	2,391	148,519
	LG Uplus	21,900	108,710
@	Lotte Chilsung Beverage	330	373,172
@	Lotte Confectionery	199	301,454
	POSCO ADR	1,400	116,550
	Samsung Electronics	1,030	1,266,822
	Samsung Life Insurance	3,320	293,766
	SK Telecom ADR	38,000	513,759
			4,521,358

2012 Semiannual report • Delaware Pooled Trust

(continues)     53

Statements of net assets

Delaware Pooled® Trust — The Emerging Markets Portfolio II

	Number of	Value
	Shares	(U.S. $)
ΔCommon Stock (continued)
Russia – 5.98%
Gazprom ADR	29,100	$335,813
LUKOIL ADR	3,400	208,590
MMC Norilsk Nickel ADR	3,740	66,348
Mobile Telesystems ADR	4,100	80,196
† Rosneft Oil GDR	24,900	177,662
=@ Sberbank	109,540	350,407
VTB Bank GDR	33,800	141,656
		1,360,672
South Africa – 5.92%
Anglo American Platinum	1,687	109,381
ArcelorMittal South Africa	22,239	168,796
Impala Platinum Holdings	4,413	85,895
MTN Group	7,858	137,371
Sasol ADR	4,100	194,463
Standard Bank Group	20,774	306,667
Vodacom Group	24,820	345,161
		1,347,734
Taiwan – 6.47%
Cathay Financial Holding	104,085	110,315
Chunghwa Telecom ADR	5,300	164,194
Hon Hai Precision Industry	170,376	539,966
Taiwan Semiconductor Manufacturing	63,000	187,563
Taiwan Semiconductor
Manufacturing ADR	12,800	199,424
United Microelectronics	519,000	272,362
		1,473,824
Thailand – 2.74%
Bangkok Bank	28,780	178,764
PTT	21,106	240,231
PTT Exploration & Production	9,400	54,260
Siam Cement	500	5,691
Siam Cement NVDR	12,700	144,553
		623,499
Turkey – 1.73%
Torunlar Gayrimenkul Yatirim Ortakligi	8,367	24,572
† Turkcell Iletisim Hizmetleri ADR	16,000	197,760
Turkiye Is Bankasi Class C	52,658	120,481
@ Turkiye Sise ve Cam Fabrikalari	29,459	50,300
		393,113
United Kingdom – 0.71%
Anglo American ADR	8,400	161,502
		161,502
United States – 11.44%
Archer-Daniels-Midland	11,400	351,462
Avon Products	57,100	1,233,360
Bunge	3,300	212,850
† MEMC Electronic Materials	8,100	29,079
† Yahoo	50,000	777,000
		2,603,751
Total Common Stock (cost $23,140,422)		21,924,215

Exchange-Traded Fund – 2.65%
iShares MSCI Brazil Index Fund	10,000	602,600
Total Exchange-Traded Fund
(cost $700,178)		602,600

	Principal
	Amount (U.S. $)
Short-Term Investments – 0.06%
Repurchase Agreements – 0.06%
Bank of America 0.17%, dated
4/30/12, to be repurchased on
5/1/12, repurchase price $3,202
(collateralized by U.S. government
obligations 2.25%-4.125%
1/31/15-5/15/15; market
value $3,266)	$3,202	3,202
BNP Paribas 0.17%, dated 4/30/12,
to be repurchased on 5/1/12,
repurchase price $9,798
(collateralized by U.S. government
obligations 0.00%-2.375% 7/26/12-
10/31/16; market value $9,994)	9,798	9,798
Total Short-Term Investments
(cost $13,000)		13,000

Total Value of Securities Before
Securities Lending Collateral –
99.02% (cost $23,853,600)		22,539,815

	Number of
	Shares
**Securities Lending Collateral – 5.03%
Investment Company
Delaware Investments Collateral
Fund No. 1	1,145,060	1,145,060
Total Securities Lending Collateral
(cost $1,145,060)		1,145,060

Total Value of Securities – 104.05%
(cost $24,998,660)		23,684,875	©
** Obligation to Return Securities
Lending Collateral – (5.03%)		(1,145,060)
Receivables and Other Assets Net of
Other Liabilities – 0.98%		224,185	«
Net Assets Applicable to 2,735,789
Shares Outstanding; Equivalent to
$8.32 Per Share – 100.00%		$22,764,000

2012 Semiannual report • Delaware Pooled Trust

Components of Net Assets at April 30, 2012:
Shares of beneficial interest
(unlimited authorization – no par)	$24,130,563
Distributions in excess of net investment income	(85,610)
Accumulated net realized gain on investments	30,417
Net unrealized depreciation of investments	(1,311,370)
Total net assets	$22,764,000

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 15 in “Security type/country and sector allocations.”
@	Illiquid security. At April 30, 2012, the aggregate value of illiquid securities was $2,467,324, which represented 10.84% of the Portfolio’s net assets. See Note 10 in “Notes to financial statements.”
#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2012, the aggregate value of Rule 144A securities was $336,216, which represented 1.48% of Portfolio’s net assets. See Note 10 in “Notes to financial statements.”

*	Fully or partially on loan.
†	Non income producing security.
=

Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At April 30, 2012, the aggregate value of fair valued securities was $382,231 which represented 1.68% of the Portfolio’s net assets. See Note 1 in “Notes to financial statements.”

**	See Note 9 in “Notes to financial statements” for additional information on securities lending collateral.
©	Includes $1,116,554 of securities loaned
«	Includes foreign currency valued at $211,283 with a cost of $208,895.

Summary of Abbreviations:
ADR — American Depositary Receipts
GDR — Global Depositary Receipts
NVDR — Non-Voting Depositary Receipts

See accompanying notes, which are an integral part of the financial statements.

2012 Semiannual report • Delaware Pooled Trust

(continues)       55

Statements of net assets

Delaware Pooled® Trust — The Global Real Estate Securities Portfolio
April 30, 2012 (Unaudited)

		Number of	Value
		Shares	(U.S. $)
ΔCommon Stock – 95.86%
Australia – 7.89%
†	Centro Retail Australia	131,591	$253,644
	CFS Retail Property Trust	265,192	531,884
	Dexus Property Group	668,551	651,287
	Goodman Group	68,341	256,336
	GPT Group	201,581	686,789
=@†	GPT Group-In Specie	1,337,300	0
	Investa Office Fund	149,027	423,890
	Westfield Group	129,656	1,248,219
			4,052,049
Belgium – 0.70%
*	Cofinimmo	2,980	359,988
			359,988
Canada – 5.34%
	Boardwalk Real Estate Investment Trust	15,526	924,409
*	Canadian Real Estate Investment Trust	18,672	731,379
*	First Capital Realty	24,897	463,282
*	RioCan Real Estate Investment Trust	22,773	625,724
			2,744,794
China/Hong Kong – 11.46%
*	China Overseas Land & Investment	249,164	540,163
	Hang Lung Properties	308,642	1,141,696
	Hongkong Land Holdings	143,000	888,030
	Link REIT	163,000	678,585
*	Shimao Property Holdings	162,000	214,228
	Sun Hung Kai Properties	125,735	1,516,860
	Wharf Holdings	152,200	908,259
			5,887,821
France – 2.52%
*	Klepierre	17,115	541,972
	Unibail-Rodamco	4,037	754,627
			1,296,599
Germany – 1.16%
	Alstria Office REIT	32,199	343,144
	Deutsche Wohnen	17,145	252,055
			595,199
Japan – 9.49%
	Japan Real Estate Investment	40	354,665
	Kenedix Realty Investment	107	373,863
	Mitsubishi Estate	90,772	1,618,777
	Mitsui Fudosan	90,446	1,672,996
	Nippon Building Fund	67	638,535
	Sumitomo Realty & Development	9,000	216,857
			4,875,693
Netherlands – 0.34%
	Corio	3,848	172,234
			172,234
Singapore – 4.57%
	CapitaCommerical Trust	307,697	320,712
	CapitaLand	353,145	838,885
†	Global Logistic Properties	244,000	406,125
	Mapletree Logistics Trust	359,760	284,866
	Suntec Real Estate Investment Trust	467,000	494,300
			2,344,888
United Kingdom – 5.29%
	Big Yellow Group	68,347	328,819
	British Land	73,217	581,614
	Derwent London	14,641	413,978
	Great Portland Estates	38,541	225,271
	Hammerson	96,742	655,743
	Shaftesbury	61,368	509,501
			2,714,926
United States – 47.10%
	Alexandria Real Estate Equities	3,578	268,064
	Apartment Investment & Management	8,132	220,784
	AvalonBay Communities	7,884	1,146,334
	BioMed Realty Trust	10,543	208,962
	Boston Properties	11,636	1,259,597
	BRE Properties	9,863	517,808
	Camden Property Trust	9,735	658,767
	CBL & Associates Properties	6,851	127,634
	Colonial Properties Trust	9,663	216,161
	DDR	50,743	750,996
*	Digital Realty Trust	4,558	342,260
	Douglas Emmett	14,340	333,262
	Duke Realty	24,870	368,325
	EastGroup Properties	4,350	218,805
	Education Realty Trust	41,611	468,956
	Equity Lifestyle Properties	5,272	368,724
	Equity Residential	15,810	971,366
	Extra Space Storage	16,923	513,613
	Federal Realty Investment Trust	4,581	461,123
	General Growth Properties	16,983	302,297
	HCP	19,861	823,238
	Host Hotels & Resorts	68,024	1,131,919
	Kimco Realty	20,962	406,872
	Kite Realty Group Trust	29,658	151,552
	LaSalle Hotel Properties	12,855	378,066
	Lexington Realty Trust	25,750	229,175
	Liberty Property Trust	7,547	275,088
	Macerich	18,925	1,165,212
*	National Retail Properties	12,736	348,712
	ProLogis	24,870	889,849
	PS Business Parks	5,282	360,497
	Public Storage	6,971	998,665
	Regency Centers	8,336	374,787
	Simon Property Group	19,710	3,066,876
	SL Green Realty	5,022	414,014
	Starwood Hotels & Resorts Worldwide	2,279	134,917
†	Strategic Hotel & Resorts	44,627	303,910
†	Sunstone Hotel Investors	15,029	153,296
	Taubman Centers	5,702	440,080
	UDR	17,510	461,038
	Ventas	20,971	1,232,885
	Vornado Realty Trust	8,512	730,670
			24,195,156
Total Common Stock
	(cost $43,694,514)		49,239,347

2012 Semiannual report • Delaware Pooled Trust

	Number of	Value
	Shares	(U.S. $)
Warrant – 0.00%
=Nieuwe Steen Investments	12,954	$0
Total Warrant (cost $0)		0

	Principal
	Amount (U.S. $)
Short-Term Investments – 2.93%
≠Discount Notes – 0.75%
Federal Home Loan Bank
0.11% 5/25/12	$282,994	282,988
0.115% 6/29/12	103,576	103,566
		386,554
Repurchase Agreements – 2.18%
Bank of America 0.17%, dated
4/30/12, to be repurchased
on 5/1/12, repurchase price
$274,892 (collateralized by
U.S. Government obligations
2.25%-4.125% 1/31/15-5/15/15;
market value $280,389)	274,891	274,891
BNP Paribas 0.17%, dated
4/30/12, to be repurchased
on 5/1/12, repurchase price
$841,113 (collateralized by
U.S. Government obligations
0.00%-2.375% 7/26/12-10/31/16;
market value $857,931)	841,109	841,109
		1,116,000
Total Short-Term Investments
(cost $1,502,529)		1,502,554

Total Value of Securities Before Securities
Lending Collateral – 98.79%
(cost $45,197,043)		50,741,901

	Number of
	Shares
**Securities Lending Collateral – 5.45%
BNY Mellon SL DBT II
Liquidating Fund	85,331	83,172
Delaware Investments
Collateral Fund No. 1	2,717,635	2,717,635
@† Mellon GSL Reinvestment Trust II	394,559	0
Total Securities Lend Collateral
(cost $3,197,525)		2,800,807

Total Value of Securities – 104.24%
(cost $48,394,568)		53,542,708	©
**Obligation to Return Securities
Lending Collateral – (6.23%)		(3,197,525)
Receivables and Other Assets Net of
Other Liabilities – 1.99%		1,020,753	«
Net Assets Applicable to 9,011,814
Shares Outstanding – 100.00%		$51,365,936

Net Asset Value – Delaware Pooled
Trust® – The Global Real Estate
Securities Portfolio Original Class
($51,357,358 / 9,010,307 Shares)	$5.70
Net Asset Value – Delaware Pooled Trust –
The Global Real Estate Securities Portfolio
Class P ($8,578 / 1,507 Shares)	$5.69

Components of Net Assets at April 30, 2012:
Shares of beneficial interest
(unlimited authorization – no par)	$156,391,684
Accumulated net investment loss	(240,729)
Accumulated net realized loss on
investments	(109,934,605)
Net unrealized appreciation of investments
and derivatives	5,149,586
Total net assets	$51,365,936

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 16 in “Security type/country and sector allocations.”
*	Fully or partially on loan.
†	Non income producing security.
=

Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At April 30, 2012, the aggregate value of fair valued securities was $0, which represented 0.00% of the Portfolio’s net assets. See Note 1 in “Notes to financial statements.”

@	Illiquid security. At April 30, 2012, the aggregate value of illiquid securities was $0, which represented 0.00% of the Portfolio’s net assets. See Note 10 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 9 in “Notes to financial statements” for additional information on securities lending collateral.
©	Includes $3,053,226 of securities loaned.
«	Includes foreign currency valued at $42,301 with a cost of $42,246.

2012 Semiannual report • Delaware Pooled Trust

(continues)       57

Statements of net assets

Delaware Pooled® Trust — The Global Real Estate Securities Portfolio

The following foreign currency exchange contracts were outstanding at April 30, 2012:[1]

Foreign Currency Exchange Contracts

					Unrealized
	Contracts to			Settlement	Appreciation
Counterparty	Receive (Deliver)		In Exchange For	Date	(Depreciation)
MNB	EUR	(71,340)	USD 94,261	5/4/12	$(183)
MNB	GBP	(9,016)	USD 14,630	5/1/12	(3)
MNB	HKD	(96,904)	USD 12,489	5/2/12	(1)
					$(187)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 8 in “Notes to financial statements.”

Summary of Abbreviations:
EUR — European Monetary Unit
GBP — British Pound Sterling
HKD — Hong Kong Dollar
MNB — Mellon National Bank
REIT — Real Estate Investment Trust
USD — United States Dollar

See accompanying notes, which are an integral part of the financial statements.

2012 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust — The Global Fixed Income Portfolio
April 30, 2012 (Unaudited)

	Principal		Value
	Amount°		(U.S. $)
ΔCorporate Bonds – 18.67%
Austria – 3.81%
Oesterreichische Kontrollbank
4.875% 2/16/16	USD	1,600,000	$1,792,557
			1,792,557
Germany – 5.25%
KFW
1.35% 1/20/14	JPY	150,000,000	1,917,149
2.05% 2/16/26	JPY	40,000,000	551,568
			2,468,717
Netherlands – 2.93%
ING Bank
3.90% 3/19/14	USD	600,000	632,618
•6.125% 5/29/23	EUR	265,000	333,145
Telefonica Europe
8.25% 9/15/30	USD	400,000	410,100
			1,375,863
Norway – 3.71%
Eksportfinans 1.60% 3/20/14	JPY	150,000,000	1,744,232
			1,744,232
Spain – 0.94%
Telefonica Emisiones
5.877% 7/15/19	USD	445,000	439,494
			439,494
United Kingdom – 2.03%
HSBC Holdings 6.25% 3/19/18	EUR	650,000	953,202
			953,202
Total Corporate Bonds
(cost $8,684,327)			8,774,065

ΔSovereign Bonds – 62.80%
Australia – 4.78%
Australia Government Bond
4.50% 10/21/14	AUD	600,000	647,189
4.50% 4/15/20	AUD	1,000,000	1,115,403
4.75% 6/15/16	AUD	130,000	144,183
4.75% 4/21/27	AUD	300,000	338,787
			2,245,562
Canada – 2.92%
Canada Government
International Bond
3.50% 1/13/20	EUR	900,000	1,372,016
			1,372,016
Denmark – 2.66%
Denmark Government
International Bond
3.125% 3/17/14	EUR	900,000	1,250,911
			1,250,911
Germany – 8.81%
Bundesobligation
2.75% 4/8/2016	EUR	30,000	43,372
Bundesschatzanweisungen
0.25% 12/13/13	EUR	140,000	185,884
0.75% 9/14/12	EUR	280,000	371,640
0.75% 9/13/13	EUR	210,000	280,623
Deutschland Republic
3.75% 1/4/17	EUR	1,600,000	2,428,851
6.25% 1/4/24	EUR	430,000	828,857
			4,139,227
Japan – 23.69%
Japan Government 10 yr Bond
0.50% 6/20/13	JPY	230,000,000	2,893,137
1.00% 9/20/20	JPY	120,000,000	1,540,442
1.30% 12/20/14	JPY	130,000,000	1,678,335
1.40% 9/20/15	JPY	180,000,000	2,348,661
1.50% 9/20/18	JPY	200,000,000	2,672,100
			11,132,675
Mexico – 3.83%
Mexican Bonos
6.50% 6/10/21	MXN	18,000,000	1,422,917
9.50% 12/18/14	MXN	4,400,000	377,140
			1,800,057
Netherlands – 3.24%
Netherlands Government Bond
3.75% 1/15/42	EUR	600,000	966,207
4.25% 7/15/13	EUR	400,000	555,607
			1,521,814
Poland – 6.70%
Poland Government Bond
5.25% 10/25/17	PLN	4,500,000	1,448,907
5.50% 10/25/19	PLN	3,000,000	969,317
5.75% 9/23/22	PLN	2,250,000	730,595
			3,148,819
Qatar – 4.08%
# Qatar Government International
Bond 144A 5.25% 1/20/20	USD	1,707,000	1,918,327
			1,918,327
Supranational – 2.09%
European Union 2.75% 6/3/16	EUR	700,000	982,823
			982,823
Total Sovereign Bonds
(cost $29,106,153)			29,512,231

Supranational Banks – 12.40%
Asian Development Bank
2.35% 6/21/27	JPY	90,000,000	1,267,908
European Investment Bank
1.90% 1/26/26	JPY	170,000,000	2,223,921
Inter-American Development
Bank 4.50% 9/15/14	USD	1,650,000	1,801,323
Nordic Investment Bank
1.70% 4/27/17	JPY	40,000,000	534,084
Total Supranational Banks
(cost $5,194,344)			5,827,236

2012 Semiannual report • Delaware Pooled Trust

(continues)       59

Statements of net assets

Delaware Pooled® Trust — The Global Fixed Income Portfolio

	Principal		Value
	Amount°		(U.S. $)
U.S. Treasury Obligations – 5.37%
U.S. Treasury Bond
4.50% 5/15/38	USD	830,000	$1,059,158
U.S. Treasury Notes
0.75% 6/15/14		450,000	454,465
1.875% 8/31/17		280,000	293,978
2.375% 3/31/16		670,000	716,167
Total U.S. Treasury Obligations
(cost $2,268,230)			2,523,768

Short-Term Investments – 0.09%
≠Discount Notes – 0.09%
Federal Home Loan Bank
0.11% 5/25/12		29,422	29,422
0.115% 6/29/12		10,768	10,767
Total Short-Term Investments
(cost $40,186)			40,189

Total Value of Securities – 99.33%
(cost $45,293,240)			46,677,489
Receivables and Other Assets
Net of Liabilities – 0.67%			316,581	«
Net Assets Applicable to 4,646,489 Shares
Outstanding; Equivalent to
$10.11 Per Share – 100.00%			$46,994,070

Components of Net Assets at April 30, 2012:
Shares of beneficial interest
(unlimited authorization – no par)			$43,702,189
Undistributed net investment income			1,767,823
Accumulated net realized gain on investments			134,116
Net unrealized appreciation of investments
and derivatives			1,389,942
Total net assets			$46,994,070

°	Principal amount is stated in the currency in which each security is denominated.
Δ	Securities have been classified by country of origin.
•	Variable rate security. The rate shown is the rate as of April 30, 2012. Interest rates reset periodically.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2012, the aggregate value of Rule 144A securities was $1,918,327, which represented 4.08% of the Portfolio’s net assets. See Note 10 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
«	Includes foreign currency valued at $145,946 with a cost of $145,731.

The following foreign currency exchange contracts and foreign cross currency exchange contract were outstanding at April 30, 2012:1

Foreign Currency Exchange Contracts
					Unrealized
	Contracts to			Settlement	Appreciation
Counterparty	Receive (Deliver)		In Exchange For	Date	(Depreciation)
MNB	AUD	(2,146,000)	USD 2,197,665	7/31/12	$(16,939)
MNB	EUR	(2,147,961)	GBP 1,766,000	7/31/12	19,697
					$2,758

The use of foreign currency exchange contracts and foreign cross currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 8 in “Notes to financial statements.”

Summary of Abbreviations:
AUD — Australian Dollar
EUR — European Monetary Unit
GBP — British Pound Sterling
JPY — Japanese Yen
MNB — Mellon National Bank
MXN — Mexican Peso
PLN — Polish Zloty
USD — United States Dollar
yr — Year

See accompanying notes, which are an integral part of the financial statements.

2012 Semiannual report • Delaware Pooled Trust

Statements of operations

Delaware Pooled® Trust
Six Months Ended April 30, 2012 (Unaudited)

	The		The	The
	Large-Cap	The	Large-Cap	Focus Smid-Cap
	Value Equity	Select 20	Growth Equity	Growth Equity
	Portfolio	Portfolio	Portfolio	Portfolio
Investment Income:
Dividends	$99,723	$348,825	$876,748	$62,103
Interest	97	1,574	836	211
Securities lending income	—	—	14,358	—
Foreign tax withheld	—	(21,276)	(39,039)	(1,042)
	99,820	329,123	852,903	61,272

Expenses:
Management fees	19,288	236,910	510,303	60,864
Registration fees	9,487	13,699	8,048	1,854
Audit and tax	5,277	5,557	4,796	5,980
Dues and services	1,864	1,937	2,341	974
Accounting and administration expenses	1,374	11,116	36,347	3,180
Reports and statements to shareholders	575	1,969	4,238	857
Dividend disbursing and transfer agent fees and expenses	421	3,678	10,709	1,000
Pricing fees	385	336	371	362
Legal fees	335	3,190	9,329	774
Trustees’ fees	179	1,472	4,634	419
Custodian fees	150	1,622	2,520	490
Insurance fees	55	283	1,449	107
Consulting fees	26	152	617	83
Trustees’ expenses	12	90	310	25
	39,428	282,011	596,012	76,969
Less fees waived	(14,890)	(5,076)	—	(2,349)

Total operating expenses	24,538	276,935	596,012	74,620

Net Investment Income (Loss)	75,282	52,188	256,891	(13,348)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	39,965	1,956,040	7,239,869	(123,705)
Foreign currencies	—	—	(1,621)	—
Net realized gain (loss)	39,965	1,956,040	7,238,248	(123,705)
Net change in unrealized appreciation (depreciation)
of investments	736,472	7,248,072	21,270,499	2,013,450
Net Realized and Unrealized Gain	776,437	9,204,112	28,508,747	1,889,745

Net Increase In Net Assets
Resulting from Operations	$851,719	$9,256,300	$28,765,638	$1,876,397

See accompanying notes, which are an integral part of the financial statements.

2012 Semiannual report • Delaware Pooled Trust

(continues)       61

Statements of operations

Delaware Pooled® Trust

	The
	Real Estate	The	The	The
	Investment	Core Focus	High-Yield	Core Plus
	Trust	Fixed Income	Bond	Fixed Income
	Portfolio II	Portfolio	Portfolio	Portfolio
Investment Income:
Dividends	$21,612	$766	$40,031	$5,916
Interest	57	73,716	2,582,658	1,053,279
Securities lending income	—	272	11,279	2,527
Foreign tax withheld	—	—	—	—
	21,669	74,754	2,633,968	1,061,722

Expenses:
Management fees	12,042	12,776	138,026	122,099
Registration fees	7,504	9,954	6,994	8,979
Audit and tax	5,527	4,880	7,176	5,611
Dues and services	1,736	1,937	1,687	2,013
Custodian fees	1,004	989	1,519	7,414
Accounting and administration expenses	629	1,251	12,016	11,125
Reports and statements to shareholders	470	263	1,222	1,417
Pricing fees	443	3,360	2,369	8,774
Dividend disbursing and transfer agent fees and expenses	198	393	3,573	3,306
Legal fees	162	313	3,272	2,882
Trustees’ fees	82	162	1,558	1,468
Insurance fees	24	40	404	315
Consulting fees	13	10	263	210
Trustees’ expenses	6	13	97	97
	29,840	36,341	180,176	175,710
Less fees waived	(14,610)	(22,644)	—	(47,972)

Total operating expenses	15,230	13,697	180,176	127,738

Net Investment Income	6,439	61,057	2,453,792	933,984

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	150,478	77,080	(672,557)	649,287
Futures contracts	—	—	—	57,208
Swap contracts	—	—	—	(416,054)
Foreign currencies	—	—	—	(15,127)
Foreign currency exchange contracts	—	—	—	(4,217)
Options written	—	—	—	52,758
Net realized gain (loss)	150,478	77,080	(672,557)	323,855
Net change in unrealized appreciation (depreciation) on:
Investments	290,738	58,223	3,228,785	762,635
Futures contracts	—	—	—	(83,452)
Swap contracts	—	—	—	246,741
Foreign currencies	—	—	—	2,432
Foreign currency exchange contracts	—	—	—	(70,948)
Options written	—	—	—	(3,118)
Net change in unrealized appreciation (depreciation)	290,738	58,223	3,228,785	854,290
Net Realized and Unrealized Gain	441,216	135,303	2,556,228	1,178,145

Net Increase In Net Assets Resulting from Operations	$447,655	$196,360	$5,010,020	$2,112,129

See accompanying notes, which are an integral part of the financial statements.

2012 Semiannual report • Delaware Pooled Trust

		The
	The	Labor Select	The	The
	International	International	Emerging	Emerging
	Equity	Equity	Markets	Markets
	Portfolio	Portfolio	Portfolio	Portfolio II
Investment Income:
Dividends	$11,999,782	$12,666,121	$6,225,068	$180,592
Interest	1,972	3,554	1,274	243
Securities lending income	300,361	388,407	114,752	3,403
Foreign tax withheld	(875,568)	(1,038,839)	(560,825)	(12,434)
	11,426,547	12,019,243	5,780,269	171,804

Expenses:
Management fees	1,988,208	2,012,690	2,758,762	88,945
Accounting and administration expenses	111,299	105,157	108,091	3,483
Custodian fees	95,899	93,867	319,423	10,087
Dividend disbursing and transfer agent fees and expenses	32,728	31,251	32,227	1,048
Legal fees	29,018	26,963	27,805	825
Trustees’ fees	14,832	14,235	14,276	441
Reports and statements to shareholders	14,055	13,506	23,191	1,025
Registration fees	13,268	7,219	10,269	9,257
Audit and tax	8,848	14,007	21,679	6,489
Insurance fees	5,111	4,904	4,484	133
Dues and services	3,942	3,606	3,406	2,074
Consulting fees	2,264	2,258	2,170	68
Pricing fees	1,080	1,031	1,256	1,392
Trustees’ expenses	981	933	981	23
	2,321,533	2,331,627	3,328,020	125,290
Less fees waived	—	—	—	(18,758)
Less expense paid indirectly	(2)	(1)	—	—

Total operating expenses	2,321,531	2,331,626	3,328,020	106,532

Net Investment Income	9,105,016	9,687,617	2,452,249	65,272

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	3,907,330	2,501,784	(277,006)	34,456
Redemptions in kind*	—	—	20,521,676	—
Foreign currencies	(120,969)	(167,533)	338,102	(4,250)
Foreign currency exchange contracts	914,551	997,609	(642,296)	(7,650)
Net realized gain	4,700,912	3,331,860	19,940,476	22,556
Net change in unrealized appreciation (depreciation) on:
Investments	(15,109,371)	(11,778,139)	20,497,193	(24,299)
Foreign currencies	(51,054)	37,314	(481,025)	11,460
Foreign currency exchange contracts	(77,080)	(107,220)	3,477	—
Net change in unrealized appreciation (depreciation)	(15,237,505)	(11,848,045)	20,019,645	(12,839)
Net Realized and Unrealized Gain (Loss)	(10,536,593)	(8,516,185)	39,960,121	9,717

Net Increase (Decrease) In Net Assets
Resulting from Operations	$(1,431,577)	$1,171,432	$42,412,370	$74,989

*See Note 12 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

2012 Semiannual report • Delaware Pooled Trust

(continues)       63

Statements of operations

Delaware Pooled® Trust

	The
	Global	The
	Real Estate	Global Fixed
	Securities	Income
	Portfolio	Portfolio
Investment Income:
Dividends	$876,601	$—
Interest	2,107	797,497
Securities lending income	9,649	—
Foreign tax withheld	(33,537)	—
	854,820	797,497

Expenses:
Management fees	240,549	172,524
Registration fees	17,772	7,069
Custodian fees	13,124	16,943
Accounting and administration expenses	9,520	13,529
Audit and tax	7,773	4,616
Reports and statements to shareholders	2,990	4,203
Dividend disbursing and transfer agent fees and expenses	2,835	4,128
Dues and services	2,831	1,871
Legal fees	2,149	3,487
Pricing fees	1,371	1,292
Trustees’ fees	1,263	1,907
Insurance fees	331	570
Consulting fees	195	293
Trustees’ expenses	85	140
Distribution expenses – Class P	10	—
	302,798	232,572
Less fees waived	(34,470)	(24,623)

Total operating expenses	268,328	207,949

Net Investment Income	586,492	589,548

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	331,901	897,671
Foreign currencies	8,055	1,055,232
Foreign currency exchange contracts	(60,230)	253,714
Net realized gain	279,726	2,206,617
Net change in unrealized appreciation (depreciation) on:
Investments	4,104,493	(3,432,418)
Foreign currencies	(2,594)	22,463
Foreign currency exchange contracts	4,978	(78,751)
Net change in unrealized appreciation (depreciation)	4,106,877	(3,488,706)
Net Realized and Unrealized Gain (Loss)	4,386,603	(1,282,089)

Net Increase (Decrease) In Net Assets
Resulting from Operations	$4,973,095	$(692,541)

See accompanying notes, which are an integral part of the financial statements.

2012 Semiannual report • Delaware Pooled Trust

Statements of changes in net assets

Delaware Pooled® Trust

	The				The
	Large-Cap		The		Large-Cap
	Value Equity		Select 20		Growth Equity
	Portfolio		Portfolio		Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	4/30/12	10/31/11	4/30/12	10/31/11	4/30/12	10/31/11
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
from Operations:
Net investment income	$75,282	$143,410	$52,188	$10,052	$256,891	$1,088,164
Net realized gain	39,965	1,503,263	1,956,040	209,856	7,238,248	26,325,273
Net change in unrealized
appreciation (depreciation)	736,472	(838,965)	7,248,072	2,150,173	21,270,499	(3,280,481)
Net increase in net assets
resulting from operations	851,719	807,708	9,256,300	2,370,081	28,765,638	24,132,956

Dividends and Distributions to
Shareholders from:
Net investment income	(149,500)	(211,314)	(15,848)	—	(450,961)	(826,516)
	(149,500)	(211,314)	(15,848)	—	(450,961)	(826,516)
Capital Share Transactions:
Proceeds from shares sold	—	7,593,991	45,407,818	34,840,063	19,316,416	5,377,033
Net asset value of shares issued upon
reinvestment of dividends and distributions	147,504	211,314	11,750	—	381,424	707,154
	147,504	7,805,305	45,419,568	34,840,063	19,697,840	6,084,187
Cost of shares repurchased	—	(8,353,164)	(11,921,785)	(2,694,982)	(17,933,191)	(102,983,563)
Increase (decrease) in net assets derived
from capital share transactions	147,504	(547,859)	33,497,783	32,145,081	1,764,649	(96,899,376)

Net Increase (Decrease) In Net Assets	849,723	48,535	42,738,235	34,515,162	30,079,326	(73,592,936)

Net Assets:
Beginning of period	6,640,768	6,592,233	45,977,931	11,462,769	170,531,121	244,124,057
End of period	$7,490,491	$6,640,768	$88,716,166	$45,977,931	$200,610,447	$170,531,121

Undistributed net investment income	$45,676	$119,894	$46,392	$10,052	$230,732	$426,423
See accompanying notes, which are an integral part of the financial statements.

2012 Semiannual report • Delaware Pooled Trust

(continues)       65

Statements of changes in net assets

Delaware Pooled® Trust

	The		The		The
	Focus Smid-Cap		Real Estate		Core Focus
	Growth Equity		Investment Trust		Fixed Income
	Portfolio		Portfolio II		Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	4/30/12	10/31/11	4/30/12	10/31/11	4/30/12	10/31/11
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
from Operations:
Net investment income (loss)	$(13,348)	$52,718	$6,439	$30,451	$61,057	$249,674
Net realized gain (loss)	(123,705)	218,423	150,478	352,467	77,080	542,819
Net change in unrealized
appreciation (depreciation)	2,013,450	383,099	290,738	(38,811)	58,223	(642,762)
Net increase in net assets
resulting from operations	1,876,397	654,240	447,655	344,107	196,360	149,731

Dividends and Distributions to
Shareholders from:
Net investment income	(11,997)	(41,867)	(20,364)	(40,124)	(201,820)	(567,674)
	(11,997)	(41,867)	(20,364)	(40,124)	(201,820)	(567,674)
Capital Share Transactions:
Proceeds from shares sold	—	11,706,628	—	—	1,153,296	575,000
Net asset value of shares issued upon
reinvestment of dividends and distributions	10,572	35,984	20,364	40,124	201,820	567,674
	10,572	11,742,612	20,364	40,124	1,355,116	1,142,674
Cost of shares repurchased	(1,557,235)	(246,877)	—	—	(500,000)	(13,707,750)
Increase (decrease) in net assets derived
from capital share transactions	(1,546,663)	11,495,735	20,364	40,124	855,116	(12,565,076)

Net Increase (Decrease) In Net Assets	317,737	12,108,108	447,655	344,107	849,656	(12,983,019)

Net Assets:
Beginning of period	16,721,384	4,613,276	3,110,260	2,766,153	6,224,858	19,207,877
End of period	$17,039,121	$16,721,384	$3,557,915	$3,110,260	$7,074,514	$6,224,858

Undistributed net investment income	$—	$10,851	$6,193	$20,118	$45,132	$179,918

See accompanying notes, which are an integral part of the financial statements.

2012 Semiannual report • Delaware Pooled Trust

	The		The		The
	High-Yield		Core Plus		International
	Bond		Fixed Income		Equity
	Portfolio		Portfolio		Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	4/30/12	10/31/11	4/30/12	10/31/11	4/30/12	10/31/11
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
from Operations:
Net investment income	$2,453,792	$3,735,540	$933,984	$1,863,687	$9,105,016	$24,407,993
Net realized gain (loss)	(672,557)	883,160	323,855	1,854,159	4,700,912	8,769,257
Net change in unrealized
appreciation (depreciation)	3,228,785	(3,496,322)	854,290	(1,347,247)	(15,237,505)	(36,036,582)
Net increase (decrease) in net assets
resulting from operations	5,010,020	1,122,378	2,112,129	2,370,599	(1,431,577)	(2,859,332)

Dividends and Distributions to
Shareholders from:
Net investment income	(4,332,406)	(2,250,664)	(1,548,743)	(2,534,908)	(23,845,189)	(25,012,020)
	(4,332,406)	(2,250,664)	(1,548,743)	(2,534,908)	(23,845,189)	(25,012,020)
Capital Share Transactions:
Proceeds from shares sold	15,005,032	32,392,897	4,314,545	6,140,001	32,162,297	34,030,531
Net asset value of shares issued upon
reinvestment of dividends and distributions	4,332,405	2,250,663	1,548,743	2,534,907	14,607,714	13,948,935
	19,337,437	34,643,560	5,863,288	8,674,908	46,770,011	47,979,466
Cost of shares repurchased	(6,017,937)	(5,111,965)	(1,780,000)	(4,965,000)	(59,415,711)	(240,010,080)
Increase (decrease) in net assets derived
from capital share transactions	13,319,500	29,531,595	4,083,288	3,709,908	(12,645,700)	(192,030,614)

Net Increase (Decrease) In Net Assets	13,997,114	28,403,309	4,646,674	3,545,599	(37,922,466)	(219,901,966)

Net Assets:
Beginning of period	57,840,275	29,436,966	53,851,058	50,305,459	589,109,164	809,011,130
End of period	$71,837,389	$57,840,275	$58,497,732	$53,851,058	$551,186,698	$589,109,164

Undistributed net investment income	$1,693,926	$3,521,603	$856,136	$1,490,239	$7,566,781	$21,513,372

See accompanying notes, which are an integral part of the financial statements.

2012 Semiannual report • Delaware Pooled Trust

(continues)       67

Statements of changes in net assets

Delaware Pooled® Trust

	The		The		The
	Labor Select		Emerging		Emerging
	International Equity		Markets		Markets
	Portfolio		Portfolio		Portfolio II
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	4/30/12	10/31/11	4/30/12	10/31/11	4/30/12	10/31/11
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
from Operations:
Net investment income	$9,687,617	$22,680,370	$2,452,249	$14,121,041	$65,272	$129,514
Net realized gain	3,331,860	11,639,805	19,940,476	66,690,810	22,556	506,436
Net change in unrealized
appreciation (depreciation)	(11,848,045)	(39,040,237)	20,019,645	(107,193,261)	(12,839)	(2,562,825)
Net increase (decrease) in net assets
resulting from operations	1,171,432	(4,720,062)	42,412,370	(26,381,410)	74,989	(1,926,875)

Dividends and Distributions to
Shareholders from:
Net investment income	(22,684,826)	(22,010,265)	(11,672,380)	(16,918,513)	(234,141)	(30,588)
Net realized gain on investments	—	—	(42,338,904)	—	(527,349)	(87,059)
	(22,684,826)	(22,010,265)	(54,011,284)	(16,918,513)	(761,490)	(117,647)
Capital Share Transactions:
Proceeds from shares sold	5,608,196	14,449,698	50,444,474	52,338,384	7,350,019	6,955,569
Purchase reimbursement fees			261,020	290,352	—	—
Net asset value of shares issued
upon reinvestment of dividends
and distributions	22,684,825	22,010,264	50,816,576	16,562,741	761,490	117,647
	28,293,021	36,459,962	101,522,070	69,191,477	8,111,509	7,073,216
Cost of shares repurchased	(58,294,968)	(178,039,136)	(183,014,858)	(245,725,632)	—	(1,054,179)
Redemption reimbursement fees	—	—	461,301	1,170,221	—	—
	(58,294,968)	(178,039,136)	(182,553,557)	(244,555,411)	—	(1,054,179)
Increase (decrease) in net assets derived
from capital share transactions	(30,001,947)	(141,579,174)	(81,031,487)	(175,363,934)	8,111,509	6,019,037

Net Increase (Decrease) In Net Assets	(51,515,341)	(168,309,501)	(92,630,401)	(218,663,857)	7,425,008	3,974,515

Net Assets:
Beginning of period	572,642,123	740,951,624	531,526,595	750,190,452	15,338,992	11,364,477
End of period	$521,126,782	$572,642,123	$438,896,194	$531,526,595	$22,764,000	$15,338,992

Undistributed (distributions in excess of)
net investment income	$7,545,987	$19,713,120	$1,492,123	$11,016,448	$(85,610)	$95,191

See accompanying notes, which are an integral part of the financial statements.

2012 Semiannual report • Delaware Pooled Trust

	The
	Global		The
	Real Estate		Global
	Securities		Fixed Income
	Portfolio		Portfolio
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	4/30/12	10/31/11	4/30/12	10/31/11
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
from Operations:
Net investment income	$586,492	$1,643,413	$589,548	$2,550,845
Net realized gain	279,726	6,574,635	2,206,617	11,015,310
Net change in unrealized
appreciation (depreciation)	4,106,877	(6,921,809)	(3,488,706)	(11,423,378)
Net increase (decrease) in net assets
resulting from operations	4,973,095	1,296,239	(692,541)	2,142,777

Dividends and Distributions to
Shareholders from:
Net investment income
Original Class	(2,051,090)	(5,063,856)	(9,734,158)	(5,618,617)
Class P	(306)	(645)	—	—
Net realized gain on investments Original Class	—	—	(123,125)	—
	(2,051,396)	(5,064,501)	(9,857,283)	(5,618,617)
Capital Share Transactions:
Proceeds from shares sold
Original Class	6,633,036	7,162,052	6,253,439	6,624,611
Net asset value of shares issued upon
reinvestment of dividends and
distributions
Original Class	1,861,763	4,620,122	8,021,455	4,824,555
Class P	306	645	—	—
	8,495,105	11,782,819	14,274,894	11,449,166
Cost of shares repurchased
Original Class	(9,418,046)	(18,962,474)	(40,507,632)	(64,477,324)
Decrease in net assets derived
from capital share transactions	(922,941)	(7,179,655)	(26,232,738)	(53,028,158)

Net Increase (Decrease) In Net Assets	1,998,758	(10,947,917)	(36,782,562)	(56,503,998)

Net Assets:
Beginning of period	49,367,178	60,315,095	83,776,632	140,280,630
End of period	$51,365,936	$49,367,178	$46,994,070	$83,776,632

Undistributed (distributions in excess of)
net investment income	$(240,729)	$1,276,350	$1,767,823	$9,280,508

See accompanying notes, which are an integral part of the financial statements.

2012 Semiannual report • Delaware Pooled Trust

Financial highlights

Delaware Pooled® Trust — The Large-Cap Value Equity Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	4/30/12[1]	10/31/11	10/31/10	10/31/09	10/31/08	10/31/07
	(Unaudited)
Net asset value, beginning of period	$16.570	$15.130	$13.290	$12.190	$22.370	$20.960

Income (loss) from investment operations:
Net investment income[2]	0.185	0.346	0.343	0.354	0.403	0.439
Net realized and unrealized gain (loss)	1.888	1.579	1.851	1.067	(8.186)	1.315
Total from investment operations	2.073	1.925	2.194	1.421	(7.783)	1.754

Less dividends and distributions from:
Net investment income	(0.373)	(0.485)	(0.354)	(0.321)	(0.613)	(0.344)
Net realized gain on investments	—	—	—	—	(1.784)	—
Total dividends and distributions	(0.373)	(0.485)	(0.354)	(0.321)	(2.397)	(0.344)

Net asset value, end of period	$18.270	$16.570	$15.130	$13.290	$12.190	$22.370

Total return[3]	12.80%	12.98%	16.80%	12.12%	(38.48% )	8.49%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$7,490	$6,641	$6,592	$10,105	$8,988	$10,278
Ratio of expenses to average net assets	0.70%	0.70%	0.70%	0.69%	0.68%	0.69%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.12%	1.24%	1.02%	0.98%	1.16%	1.00%
Ratio of net investment income to average net assets	2.14%	2.15%	2.46%	2.99%	2.43%	2.00%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	1.72%	1.61%	2.14%	2.70%	1.95%	1.69%
Portfolio turnover	3%	133%	42%	26%	34%	14%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

2012 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust — The Select 20 Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	4/30/12[1]	10/31/11		10/31/10		10/31/09	10/31/08		10/31/07
	(Unaudited)
Net asset value, beginning of period	$6.960	$6.040		$4.980		$4.040	$6.880		$5.770

Income (loss) from investment operations:
Net investment income (loss)[2]	0.006	0.003		(0.019)		(0.012)	0.008		(0.016)
Net realized and unrealized gain (loss)	1.166	0.917		1.079		0.959	(2.848)		1.126
Total from investment operations	1.172	0.920		1.060		0.947	(2.840)		1.110

Less dividends and distributions from:
Net investment income	(0.002)	—		—		(0.004)	—		—
Return of capital	—	—		—		(0.003)	—		—
Total dividends and distributions	(0.002)	—		—		(0.007)	—		—

Net asset value, end of period	$8.130	$6.960		$6.040		$4.980	$4.040		$6.880

Total return[3]	16.84%	15.23%		21.29%		23.51%	(41.28%	)	19.24%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$88,716	$45,978		$11,463		$10,204	$8,933		$2,633
Ratio of expenses to average net assets	0.88%	0.89%		0.89%		0.89%	0.89%		0.90%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	0.89%	1.02%		1.24%		1.18%	1.64%		1.23%
Ratio of net investment income (loss) to average net assets	0.16%	0.04%		(0.35%	)	(0.29% )	0.15%		(0.26%	)
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly	0.15%	(0.09%	)	(0.70%	)	(0.58% )	(0.60%	)	(0.59%	)
Portfolio turnover	40%	26%		80%		53%	61%		47%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

2012 Semiannual report • Delaware Pooled Trust

(continues)       71

Financial highlights

Delaware Pooled® Trust — The Large-Cap Growth Equity Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	4/30/12[1]	10/31/11	10/31/10	10/31/09	10/31/08	10/31/07
	(Unaudited)
Net asset value, beginning of period	$9.880	$8.900	$7.350	$6.220	$10.560	$8.780

Income (loss) from investment operations:
Net investment income[2]	0.015	0.053	0.008	0.020	0.018	0.016
Net realized and unrealized gain (loss)	1.631	0.962	1.559	1.135	(4.256)	1.768
Total from investment operations	1.646	1.015	1.567	1.155	(4.238)	1.784

Less dividends and distributions from:
Net investment income	(0.026)	(0.035)	(0.017)	(0.025)	(0.014)	(0.004)
Net realized gain on investments	—	—	—	—	(0.088)	—
Total dividends and distributions	(0.026)	(0.035)	(0.017)	(0.025)	(0.102)	(0.004)

Net asset value, end of period	$11.500	$9.880	$8.900	$7.350	$6.220	$10.560

Total return[3]	16.71%	11.43%	21.35%	18.51%	(40.50% )	20.33%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$200,610	$170,531	$244,124	$251,017	$258,526	$460,900
Ratio of expenses to average net assets	0.64%	0.64%	0.65%	0.65%	0.65%	0.64%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	0.64%	0.64%	0.65%	0.66%	0.65%	0.64%
Ratio of net investment income to average net assets	0.28%	0.55%	0.10%	0.32%	0.20%	0.17%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	0.28%	0.55%	0.10%	0.31%	0.20%	0.17%
Portfolio turnover	16%	19%	22%	30%	38%	25%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

2012 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust — The Focus Smid-Cap Growth Equity Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	4/30/12[1]	10/31/11	10/31/10		10/31/09	10/31/08	10/31/07
	(Unaudited)
Net asset value, beginning of period	$14.810	$12.290	$8.710		$6.580	$11.360	$10.290

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.013)	0.079	(0.031)		0.013	0.056	0.018
Net realized and unrealized gain (loss)	1.894	2.547	3.611		2.173	(4.079)	1.527
Total from investment operations	1.881	2.626	3.580		2.186	(4.023)	1.545

Less dividends and distributions from:
Net investment income	(0.011)	(0.106)	—		(0.056)	(0.031)	(0.013)
Net realized gain on investments	—	—	—		—	(0.726)	(0.462)
Total dividends and distributions	(0.011)	(0.106)	—		(0.056)	(0.757)	(0.475)

Net asset value, end of period	$16.680	$14.810	$12.290		$8.710	$6.580	$11.360

Total return[3]	12.72%	21.44%	41.10%		33.07%	(37.44% )	15.77%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$17,039	$16,721	$4,613		$3,450	$4,305	$8,781
Ratio of expenses to average net assets	0.92%	0.92%	0.92%		0.92%	0.92%	0.93%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	0.95%	1.05%	1.44%		1.48%	1.12%	1.11%
Ratio of net investment income (loss) to average net assets	(0.16% )	0.54%	(0.30%	)	0.19%	0.63%	0.18%
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly	(0.19% )	0.41%	(0.82%	)	(0.37% )	0.43%	(0.01% )
Portfolio turnover	9%	16%	86%		51%	43%	33%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

2012 Semiannual report • Delaware Pooled Trust

(continues)     73

Financial highlights

Delaware Pooled® Trust — The Real Estate Investment Trust Portfolio II

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	4/30/12[1]	10/31/11	10/31/10	10/31/09	10/31/08	10/31/07
	(Unaudited)
Net asset value, beginning of period	$6.410	$5.790	$4.260	$4.680	$13.600	$30.730

Income (loss) from investment operations:
Net investment income[2]	0.013	0.063	0.090	0.129	0.157	0.150
Net realized and unrealized gain (loss)	0.909	0.641	1.561	(0.290)	(3.806)	0.763
Total from investment operations	0.922	0.704	1.651	(0.161)	(3.649)	0.913

Less dividends and distributions from:
Net investment income	(0.042)	(0.084)	(0.121)	(0.259)	(0.124)	(0.205)
Net realized gain on investments	—	—	—	—	(5.147)	(17.838)
Total dividends and distributions	(0.042)	(0.084)	(0.121)	(0.259)	(5.271)	(18.043)

Net asset value, end of period	$7.290	$6.410	$5.790	$4.260	$4.680	$13.600

Total return[3]	14.50%	12.37%	39.51%	(2.62% )	(37.42% )	2.41%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,558	$3,110	$2,766	$5,231	$5,346	$13,789
Ratio of expenses to average net assets	0.95%	0.95%	0.95%	0.91%	0.86%	0.88%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.86%	2.03%	1.81%	1.53%	1.20%	0.98%
Ratio of net investment income to average net assets	0.40%	1.03%	1.82%	3.57%	2.27%	0.97%
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly	(0.51% )	(0.05% )	0.96%	2.95%	1.93%	0.87%
Portfolio turnover	41%	138%	192%	169%	121%	93%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

2012 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust — The Core Focus Fixed Income Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	4/30/12[1]	10/31/11	10/31/10	10/31/09	10/31/08	10/31/07
	(Unaudited)
Net asset value, beginning of period	$9.750	$9.440	$9.120	$8.150	$9.140	$9.100

Income (loss) from investment operations:
Net investment income[2]	0.092	0.234	0.284	0.414	0.403	0.444
Net realized and unrealized gain (loss)	0.214	0.355	0.456	0.968	(0.753)	(0.030)
Total from investment operations	0.306	0.589	0.740	1.382	(0.350)	0.414

Less dividends and distributions from:
Net investment income	(0.316)	(0.279)	(0.420)	(0.412)	(0.640)	(0.374)
Total dividends and distributions	(0.316)	(0.279)	(0.420)	(0.412)	(0.640)	(0.374)

Net asset value, end of period	$9.740	$9.750	$9.440	$9.120	$8.150	$9.140

Total return[3]	3.22%	6.49%	8.46%	17.41%	(4.13% )	4.70%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$7,075	$6,225	$19,208	$20,550	$30,111	$41,311
Ratio of expenses to average net assets	0.43%	0.43%	0.43%	0.43%	0.42%	0.37%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.14%	0.96%	0.76%	0.71%	0.63%	0.56%
Ratio of net investment income to average net assets	1.91%	2.53%	3.13%	4.94%	4.63%	4.96%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	1.20%	2.00%	2.80%	4.66%	4.39%	4.75%
Portfolio turnover	264%	535%	437%	299%	359%	505%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

2012 Semiannual report • Delaware Pooled Trust

(continues)     75

Financial highlights

Delaware Pooled® Trust — The High-Yield Bond Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	4/30/12[1]	10/31/11	10/31/10	10/31/09	10/31/08	10/31/07
	(Unaudited)
Net asset value, beginning of period	$7.830	$8.110	$7.350	$5.580	$8.060	$8.160

Income (loss) from investment operations:
Net investment income[2]	0.303	0.613	0.691	0.656	0.590	0.595
Net realized and unrealized gain (loss)	0.300	(0.274)	0.731	1.634	(2.492)	(0.062)
Total from investment operations	0.603	0.339	1.422	2.290	(1.902)	0.533

Less dividends and distributions from:
Net investment income	(0.583)	(0.619)	(0.662)	(0.520)	(0.578)	(0.633)
Total dividends and distributions	(0.583)	(0.619)	(0.662)	(0.520)	(0.578)	(0.633)

Net asset value, end of period	$7.850	$7.830	$8.110	$7.350	$5.580	$8.060

Total return[3]	8.41%	4.52%	20.85%	46.38%	(25.30% )	6.89%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$71,837	$57,840	$29,437	$23,617	$19,814	$21,497
Ratio of expenses to average net assets	0.59%	0.59%	0.59%	0.59%	0.54%	0.43%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	0.59%	0.60%	0.74%	0.78%	0.77%	0.70%
Ratio of net investment income to average net assets	8.00%	7.82%	9.29%	11.05%	8.25%	7.45%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	8.00%	7.81%	9.14%	10.86%	8.02%	7.18%
Portfolio turnover	29%	77%	144%	119%	132%	177%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

2012 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	4/30/12[1]	10/31/11	10/31/10	10/31/09	10/31/08	10/31/07
	(Unaudited)
Net asset value, beginning of period	$10.050	$10.130	$9.700	$8.290	$9.540	$9.550

Income (loss) from investment operations:
Net investment income[2]	0.164	0.369	0.463	0.506	0.467	0.495
Net realized and unrealized gain (loss)	0.216	0.081	0.660	1.474	(0.991)	(0.065)
Total from investment operations	0.380	0.450	1.123	1.980	(0.524)	0.430

Less dividends and distributions from:
Net investment income	(0.290)	(0.530)	(0.693)	(0.570)	(0.726)	(0.440)
Total dividends and distributions	(0.290)	(0.530)	(0.693)	(0.570)	(0.726)	(0.440)

Net asset value, end of period	$10.140	$10.050	$10.130	$9.700	$8.290	$9.540

Total return[3]	3.85%	4.80%	12.05%	25.55%	(5.91% )	4.66%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$58,498	$53,851	$50,305	$53,603	$111,496	$190,308
Ratio of expenses to average net assets	0.45%	0.45%	0.45%	0.45%	0.42%	0.38%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	0.62%	0.64%	0.65%	0.61%	0.57%	0.54%
Ratio of net investment income to average net assets	3.29%	3.77%	4.80%	5.95%	5.19%	5.29%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	3.12%	3.58%	4.60%	5.79%	5.03%	5.12%
Portfolio turnover	171%	273%	239%	218%	315%	503%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

2012 Semiannual report • Delaware Pooled Trust

(continues)     77

Financial highlights

Delaware Pooled® Trust — The International Equity Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	4/30/12[1]	10/31/11	10/31/10	10/31/09	10/31/08	10/31/07
	(Unaudited)
Net asset value, beginning of period	$13.120	$13.680	$12.980	$14.480	$27.200	$25.330

Income (loss) from investment operations:
Net investment income[2]	0.202	0.471	0.406	0.382	0.757	0.680
Net realized and unrealized gain (loss)	(0.254)	(0.596)	0.712	1.296	(10.746)	4.632
Total from investment operations	(0.052)	(0.125)	1.118	1.678	(9.989)	5.312

Less dividends and distributions from:
Net investment income	(0.538)	(0.435)	(0.418)	(1.383)	(0.574)	(0.707)
Net realized gain on investments	—	—	—	(1.795)	(2.157)	(2.735)
Total dividends and distributions	(0.538)	(0.435)	(0.418)	(3.178)	(2.731)	(3.442)

Net asset value, end of period	$12.530	$13.120	$13.680	$12.980	$14.480	$27.200

Total return[3]	(0.13% )	(0.88% )	8.77%	16.11%	(40.40% )	23.35%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$551,187	$589,109	$809,011	$913,056	$1,086,795	$2,519,761
Ratio of expenses to average net assets	0.82%	0.77%	0.87%	0.88%	0.87%	0.88%
Ratio of net investment income to average net assets	3.23%	3.48%	3.18%	3.35%	3.58%	2.73%
Portfolio turnover	9%	22%	18%	18%	9%	17%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

2012 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust — The Labor Select International Equity Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	4/30/12[1]	10/31/11	10/31/10	10/31/09	10/31/08	10/31/07
	(Unaudited)
Net asset value, beginning of period	$12.920	$13.570	$12.930	$12.410	$24.530	$22.380

Income (loss) from investment operations:
Net investment income[2]	0.223	0.451	0.390	0.364	0.647	0.616
Net realized and unrealized gain (loss)	(0.198)	(0.695)	0.626	1.445	(9.221)	3.980
Total from investment operations	0.025	(0.244)	1.016	1.809	(8.574)	4.596

Less dividends and distributions from:
Net investment income	(0.535)	(0.406)	(0.376)	(0.869)	(0.473)	(0.549)
Net realized gain on investments	—	—	—	(0.420)	(3.073)	(1.897)
Total dividends and distributions	(0.535)	(0.406)	(0.376)	(1.289)	(3.546)	(2.446)

Net asset value, end of period	$12.410	$12.920	$13.570	$12.930	$12.410	$24.530

Total return[3]	0.46%	(1.79% )	8.00%	16.76%	(40.31% )	22.43%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$521,127	$572,642	$740,952	$797,718	$639,519	$1,093,092
Ratio of expenses to average net assets	0.87%	0.85%	0.87%	0.88%	0.87%	0.88%
Ratio of net investment income to average net assets	3.61%	3.37%	3.07%	3.26%	3.59%	2.75%
Portfolio turnover	10%	20%	13%	11%	10%	28%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

2012 Semiannual report • Delaware Pooled Trust

(continues)     79

Financial highlights

Delaware Pooled® Trust — The Emerging Markets Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	4/30/12[1]	10/31/11	10/31/10	10/31/09	10/31/08	10/31/07
	(Unaudited)
Net asset value, beginning of period	$10.510	$11.420	$9.430	$7.580	$18.780	$15.360

Income (loss) from investment operations:
Net investment income[2]	0.044	0.266	0.259	0.200	0.347	0.379
Net realized and unrealized gain (loss)	0.521	(0.873)	1.926	3.208	(7.707)	6.084
Total from investment operations	0.565	(0.607)	2.185	3.408	(7.360)	6.463

Less dividends and distributions from:
Net investment income	(0.220)	(0.330)	(0.212)	(0.303)	(0.402)	(0.369)
Net realized gain on investments	(0.798)	—	—	(1.268)	(3.447)	(2.727)
Total dividends and distributions	(1.018)	(0.330)	(0.212)	(1.571)	(3.849)	(3.096)

Reimbursement fees:
Purchase reimbursement fees[2,3]	0.005	0.005	0.009	0.002	0.002	0.038
Redemption reimbursement fees[2,3]	0.008	0.022	0.008	0.011	0.007	0.015
	0.013	0.027	0.017	0.013	0.009	0.053

Net asset value, end of period	$10.070	$10.510	$11.420	$9.430	$7.580	$18.780

Total return[4]	6.86%	(5.22% )	23.79%	57.05%	(48.23% )	49.98%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$438,896	$531,527	$750,190	$597,638	$469,392	$964,310
Ratio of expenses to average net assets	1.21%	1.14%	1.17%	1.16%	1.15%	1.28%
Ratio of net investment income to average net assets	0.89%	2.41%	2.57%	2.71%	2.66%	2.46%
Portfolio turnover	20%	39%	39%	40%	43%	47%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 The Portfolio charges a 0.55% purchase reimbursement fee and a 0.55% redemption reimbursement fee, which are retained by the Portfolio.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return does not reflect the purchase reimbursement fee and redemption reimbursement fee.

See accompanying notes, which are an integral part of the financial statements.

2012 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust — The Emerging Markets Portfolio II

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months	Year	6/23/10[2]
	Ended	Ended	to
	4/30/12[1]	10/31/11	10/31/10
	(Unaudited)
Net asset value, beginning of period	$8.550	$9.660	$8.500

Income (loss) from investment operations:
Net investment income[3]	0.030	0.089	0.019
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.162	(1.099)	1.141
Total from investment operations	0.192	(1.010)	1.160

Less dividends and distributions from:
Net investment income	(0.128)	(0.026)	—
Net realized gain on investments	(0.294)	(0.074)	—
Total dividends and distributions	(0.422)	(0.100)	—

Net asset value, end of period	$8.320	$8.550	$9.660

Total return[4]	2.74%	(10.58% )	13.65%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$22,764	$15,339	$11,364
Ratio of expenses to average net assets	1.20%	1.25%	1.40%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.41%	1.64%	2.17%
Ratio of net investment income to average net assets	0.73%	0.94%	0.59%
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly	0.52%	0.55%	(0.18% )
Portfolio turnover	6%	23%	9%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

2012 Semiannual report • Delaware Pooled Trust

(continues)     81

Financial highlights

Delaware Pooled® Trust — The Global Real Estate Securities Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Original Class
	Six Months					1/10/07[2]
	Ended	Year Ended				to
	4/30/12[1]	10/31/11	10/31/10	10/31/09	10/31/08	10/31/07
	(Unaudited)
Net asset value, beginning of period	$5.390	$5.790	$5.050	$4.430	$9.020	$8.500

Income (loss) from investment operations:
Net investment income[3]	0.064	0.163	0.142	0.139	0.155	0.118
Net realized and unrealized gain (loss)	0.472	(0.061)	0.971	0.490	(4.409)	0.402
Total from investment operations	0.536	0.102	1.113	0.629	(4.254)	0.520

Less dividends and distributions from:
Net investment income	(0.226)	(0.502)	(0.373)	(0.009)	(0.336)	—
Total dividends and distributions	(0.226)	(0.502)	(0.373)	(0.009)	(0.336)	—

Net asset value, end of period	$5.700	$5.390	$5.790	$5.050	$4.430	$9.020

Total return[4]	10.69%	2.10%	23.49%	13.75%	(48.74% )	6.12%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$51,357	$49,359	$60,307	$54,761	$87,945	$336,203
Ratio of expenses to average net assets	1.10%	1.14%	1.25%	1.07%	1.09%	1.09%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.24%	1.24%	1.25%	1.21%	1.12%	1.10%
Ratio of net investment income to average net assets	2.41%	2.94%	2.77%	3.45%	2.21%	1.71%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	2.27%	2.84%	2.77%	3.31%	2.17%	1.70%
Portfolio turnover	43%	155%	185%	124%	96%	56%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

2012 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust — The Global Real Estate Securities Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Class P
	Six Months					1/10/07[2]
	Ended	Year Ended				to
	4/30/12[1]	10/31/11	10/31/10	10/31/09	10/31/08	10/31/07
	(Unaudited)
Net asset value, beginning of period	$5.370	$5.780	$5.040	$4.420	$9.000	$8.500

Income (loss) from investment operations:
Net investment income[3]	0.057	0.148	0.129	0.129	0.137	0.101
Net realized and unrealized gain (loss)	0.475	(0.069)	0.973	0.491	(4.402)	0.399
Total from investment operations	0.532	0.079	1.102	0.620	(4.265)	0.500

Less dividends and distributions from:
Net investment income	(0.212)	(0.489)	(0.362)	—	(0.315)	—
Total dividends and distributions	(0.212)	(0.489)	(0.362)	—	(0.315)	—

Net asset value, end of period	$5.690	$5.370	$5.780	$5.040	$4.420	$9.000

Total return[4]	10.60%	1.68%	23.26%	14.03%	(48.88% )	5.88%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$9	$8	$8	$6	$6	$11
Ratio of expenses to average net assets	1.35%	1.39%	1.50%	1.32%	1.34%	1.34%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.49%	1.49%	1.50%	1.46%	1.37%	1.35%
Ratio of net investment income to average net assets	2.16%	2.69%	2.52%	3.20%	1.96%	1.46%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	2.02%	2.59%	2.52%	3.06%	1.92%	1.45%
Portfolio turnover	43%	155%	185%	124%	96%	56%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

2012 Semiannual report • Delaware Pooled Trust

(continues)       83

Financial highlights

Delaware Pooled® Trust — The Global Fixed Income Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	4/30/12[1]	10/31/11	10/31/10	10/31/09	10/31/08	10/31/07
	(Unaudited)
Net asset value, beginning of period	$11.520	$11.680	$11.280	$11.730	$11.820	$11.330

Income (loss) from investment operations:
Net investment income[2]	0.088	0.259	0.299	0.324	0.304	0.266
Net realized and unrealized gain (loss)	(0.137)	0.060	0.767	1.494	0.143	0.695
Total from investment operations	(0.049)	0.319	1.066	1.818	0.447	0.961

Less dividends and distributions from:
Net investment income	(1.344)	(0.479)	(0.666)	(2.268)	(0.537)	(0.471)
Net realized gain on investments	(0.017)	—	—	—	—	—
Total dividends and distributions	(1.361)	(0.479)	(0.666)	(2.268)	(0.537)	(0.471)

Net asset value, end of period	$10.110	$11.520	$11.680	$11.280	$11.730	$11.820

Total return[3]	(0.10% )	3.08%	10.03%	17.52%	3.81%	8.80%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$46,994	$83,777	$140,281	$143,204	$171,162	$282,899
Ratio of expenses to average net assets	0.60%	0.59%	0.60%	0.60%	0.60%	0.61%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	0.67%	0.63%	0.64%	0.65%	0.62%	0.63%
Ratio of net investment income to average net assets	1.71%	2.32%	2.75%	3.06%	2.51%	2.38%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	1.64%	2.28%	2.71%	3.01%	2.49%	2.36%
Portfolio turnover	23%	89%	39%	100%	54%	44%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

2012 Semiannual report • Delaware Pooled Trust

Notes to financial statements

Delaware Pooled® Trust
April 30, 2012 (Unaudited)

Delaware Pooled Trust (Trust) is organized as a Delaware statutory trust and offers 15 separate Portfolios. These financial statements and the related notes pertain to The Large-Cap Value Equity Portfolio, The Select 20 Portfolio, The Large-Cap Growth Equity Portfolio, The Focus Smid-Cap Growth Equity Portfolio, The Real Estate Investment Trust Portfolio II, The Core Focus Fixed Income Portfolio, The High-Yield Bond Portfolio, The Core Plus Fixed Income Portfolio, The International Equity Portfolio, The Labor Select International Equity Portfolio, The Emerging Markets Portfolio, The Emerging Markets Portfolio II, The Global Real Estate Securities Portfolio, and The Global Fixed Income Portfolio (each, a Portfolio, or collectively, Portfolios). The Real Estate Investment Trust Portfolio is included in a separate report. The Trust is an open-end investment company. Each Portfolio is considered diversified under the Investment Company Act of 1940, as amended, except for The Select 20, The Real Estate Investment Trust II, The Global Real Estate Securities, and The Global Fixed Income Portfolios, which are nondiversified. Each Portfolio offers one class of shares except for The Global Real Estate Securities Portfolio which offers Original Class and Class P shares. The Original Class shares do not carry a 12b-1 fee and the Class P shares carry a 12b-1 fee.

The investment objective of The Large-Cap Value Equity Portfolio is to seek long-term capital appreciation.

The investment objective of The Select 20 Portfolio is to seek long-term capital appreciation.

The investment objective of The Large-Cap Growth Equity Portfolio is to seek capital appreciation.

The investment objective of The Focus Smid-Cap Growth Equity Portfolio is to seek long-term capital appreciation.

The investment objective of The Real Estate Investment Trust Portfolio II is to seek maximum long-term total return, with capital appreciation as a secondary objective.

The investment objective of The Core Focus Fixed Income Portfolio is to seek maximum long-term total return, consistent with reasonable risk.

The investment objective of The High-Yield Bond Portfolio is to seek high total return.

The investment objective of The Core Plus Fixed Income Portfolio is to seek maximum long-term total return, consistent with reasonable risk.

The investment objective of The International Equity Portfolio is to seek maximum long-term total return.

The investment objective of The Labor Select International Equity Portfolio is to seek maximum long-term total return.

The investment objective of The Emerging Markets Portfolio is to seek long-term capital appreciation.

The investment objective of The Emerging Markets Portfolio II is to seek long-term capital appreciation.

The investment objective of The Global Real Estate Securities Portfolio is to seek maximum long-term total return through a combination of current income and capital appreciation.

The investment objective of The Global Fixed Income Portfolio is to seek current income consistent with the preservation of principal.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Portfolios.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Short-term debt securities are valued using the evaluated mean. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for

2012 Semiannual report • Delaware Pooled Trust

(continues)       85

Notes to financial statements

Delaware Pooled® Trust

1. Significant Accounting Policies (continued)

which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolios may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolios value their securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolios may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as each Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolios evaluate tax positions taken or expected to be taken in the course of preparing the Portfolios’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolios’ tax positions taken on federal income tax returns for all open tax years (October 31, 2008 – October 31, 2011, as applicable), and has concluded that no provision for federal income tax is required in the Portfolios’ financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of The Global Real Estate Securities Portfolio on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — Each Portfolio may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolios’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on April 30, 2012.

To Be Announced Trades — The Portfolios may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Portfolios’ ability to manage their investment portfolios and meet redemption requests. These transactions involve a commitment by the Portfolios to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Portfolios on such purchases until the securities are delivered; however the market value may change prior to delivery.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Portfolios’ prospectuses. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolios generally isolate that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Portfolios report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Reimbursement Fees — The Emerging Markets Portfolio may charge a 0.55% purchase reimbursement fee and a 0.55% redemption reimbursement fee. These fees are designed to reflect an approximation of the brokerage and other transaction costs associated with the investment of an investor’s purchase amount or the disposition of assets to meet redemptions, and to limit the extent to which the Portfolio (and, indirectly, the Portfolio’s existing shareholders) would have to bear such costs. These fees are accounted for as an addition to paid-in capital for the Portfolio in the statements of changes in net assets.

2012 Semiannual report • Delaware Pooled Trust

Other — Expenses directly attributable to the Portfolios are charged directly to the Portfolios. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that a Portfolio is aware of such dividends, net of all nonrebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with each Portfolio’s understanding of the applicable country’s tax rules and rates.

Each Portfolio declares and pays dividends from net investment income, if any, annually. All Portfolios declare and pay distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date. Each Portfolio may distribute income dividends and capital gains more frequently, if necessary for tax purposes.

Subject to seeking best execution, the Portfolios may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to each Portfolio in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Portfolio on the transaction. Such commission rebates are included in realized gain on investments in the accompanying financial statements. The total commission rebates for the six months ended April 30, 2012 are as follows:

Commission Rebates
The Select 20 Portfolio	$112
The Large-Cap Growth Equity Portfolio	1,394

The Portfolios may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended April 30, 2012.

The Portfolios may receive earnings credits from their transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statements of operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of the investment management agreements, Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager of the Portfolios, will receive an annual fee, which is calculated daily based on the average daily net assets of each Portfolio.

DMC has contractually agreed to waive that portion, if any, of its management fees and reimburse each Portfolio (except for The International Equity Portfolio, The Labor Select International Equity Portfolio and The Emerging Markets Portfolio) to the extent necessary to ensure that annual operating expenses, (excluding any 12b-1 plan and certain other expenses) do not exceed specified percentages of average daily net assets of each Portfolio until February 28, 2013. For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Portfolios’ Board and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Portfolios.

2012 Semiannual report • Delaware Pooled Trust
(continues)      87

Notes to financial statements

Delaware Pooled® Trust

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

The management fee rates and the operating expense limitation rates in effect for the six months ended April 30, 2012 are as follows:

		Contractual
		operating expense
	Management	limitation as
	fee as a percentage	a percentage
	of average daily	of average daily
	net assets (per annum)	net assets (per annum)†
The Large-Cap Value Equity Portfolio	0.55%	0.70%
The Select 20 Portfolio	0.75%	0.89%
The Large-Cap Growth Equity Portfolio	0.55%	0.65%
The Focus Smid-Cap Growth Equity Portfolio	0.75%	0.92%
The Real Estate Investment Trust Portfolio II	0.75%	0.95%
The Core Focus Fixed Income Portfolio	0.40%	0.43%
The High-Yield Bond Portfolio	0.45%	0.59%
The Core Plus Fixed Income Portfolio	0.43%	0.45%
The International Equity Portfolio	0.75%	—
The Labor Select International Equity Portfolio	0.75%	—
The Emerging Markets Portfolio	1.00%	—
The Emerging Markets Portfolio II	1.00%	1.20%
The Global Real Estate Securities Portfolio	0.99%	1.15% *
The Global Fixed Income Portfolio	0.50%	0.60%

†These operating expense limitations exclude certain expenses, such as 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations.
*Prior to 2/28/11, the expense limitation for The Global Real Estate Securities Portfolio was 1.08% of average daily net assets.

Mondrian Investment Partners Limited (Mondrian) furnishes investment sub-advisory services to The International Equity Portfolio, The Labor Select International Equity Portfolio, The Emerging Markets Portfolio, and The Global Fixed Income Portfolio. For these services, DMC, not the Portfolios, pays Mondrian the following percentages of the Portfolios’ average daily net assets.

Sub-advisory fee as a
percentage of average daily
net assets (per annum)
The International Equity Portfolio	0.36%
The Labor Select International Equity Portfolio	0.30%
The Emerging Markets Portfolio	0.75%
The Global Fixed Income Portfolio	0.30%

2012 Semiannual report • Delaware Pooled Trust

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Portfolios. For these services, the Portfolios pay DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended April 30, 2012, the Portfolios were charged for these services as follows:

The Large-Cap Value Equity Portfolio	$173
The Select 20 Portfolio	1,553
The Large-Cap Growth Equity Portfolio	4,564
The Focus Smid-Cap Growth Equity Portfolio	399
The Real Estate Investment Trust Portfolio II	79
The Core Focus Fixed Income Portfolio	157
The High-Yield Bond Portfolio	1,509
The Core Plus Fixed Income Portfolio	1,397
The International Equity Portfolio	13,855
The Labor Select International Equity Portfolio	13,204
The Emerging Markets Portfolio	13,573
The Emerging Markets Portfolio II	437
The Global Real Estate Securities Portfolio	1,195
The Global Fixed Income Portfolio	1,699

The Bank of New York Mellon (BNY Mellon) provides custody, fund accounting and financial administration services to the Portfolios.

DSC also provides dividend disbursing and transfer agency services. The Portfolios pay DSC a monthly asset-based fee for these services.

Pursuant to a distribution agreement and distribution plan, The Global Real Estate Securities Portfolio pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class P shares. Original Class shares pay no distribution and service expenses.

At April 30, 2012, each Portfolio had receivables due from or liabilities payable to affiliates as follows:

		Dividend
		disbursing,
		transfer
		agent and
		fund accounting		Receivable
		oversight		from DMC
	Investment management	fees, and	Other expenses	under
	fee payable to	other expenses	payable to	expense limitation
	DMC	payable to DSC	DMC and affiliates*	agreement
The Large-Cap Value Equity Portfolio	$955	$75	$57	$—
The Select 20 Portfolio	48,813	806	562	—
The Large-Cap Growth Equity Portfolio	91,524	2,063	1,608	—
The Focus Smid-Cap Growth Equity Portfolio	9,673	173	126	—
The Real Estate Investment Trust Portfolio II	—	35	22	543
The Core Focus Fixed Income Portfolio	—	71	47	1,287
The High-Yield Bond Portfolio	25,097	691	667	—
The Core Plus Fixed Income Portfolio	14,965	592	446	—
The International Equity Portfolio	344,769	5,698	4,480	—
The Labor Select International Equity Portfolio	326,610	5,398	4,256	—
The Emerging Markets Portfolio	372,356	4,616	4,351	—
The Emerging Markets Portfolio II	15,325	233	170	—
The Global Real Estate Securities Portfolio	35,337	509	390	—
The Global Fixed Income Portfolio	14,636	480	381	—

*DMC, as part of its administrative services, pays operating expenses on behalf of the Portfolios and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees, and trustees’ fees.

2012 Semiannual report • Delaware Pooled Trust

(continues)       89

Notes to financial statements

Delaware Pooled® Trust

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

As provided in the investment management agreement, the Portfolios bear the cost of certain legal and tax services, including internal legal and tax services provided to the Portfolios by DMC and/or its affiliates’ employees. For the six months ended April 30, 2012, the Portfolios were charged for internal legal and tax services by DMC and/or its affiliates’ employees as follows:

The Large-Cap Value Equity Portfolio	$163
The Select 20 Portfolio	1,426
The Large-Cap Growth Equity Portfolio	4,238
The Focus Smid-Cap Growth Equity Portfolio	384
The Real Estate Investment Trust Portfolio II	75
The Core Focus Fixed Income Portfolio	141
The High-Yield Bond Portfolio	1,438
The Core Plus Fixed Income Portfolio	1,320
The International Equity Portfolio	13,219
The Labor Select International Equity Portfolio	12,668
The Emerging Markets Portfolio	13,353
The Emerging Markets Portfolio II	383
The Global Real Estate Securities Portfolio	1,136
The Global Fixed Income Portfolio	1,722

Trustees’ fees include expenses accrued by each Portfolio for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Portfolios.

3. Investments

For the six months ended April 30, 2012, each Portfolio made purchases and sales of investment securities other than short-term investments as follows:

	Purchases		Sales
	other than	Purchases of	other than	Sales of
	U.S. government	U.S. government	U.S. government	U.S. government
	securities	securities	securities	securities
The Large-Cap Value Equity Portfolio	$234,159	$—	$328,437	$—
The Select 20 Portfolio	50,862,200	—	24,313,961	—
The Large-Cap Growth Equity Portfolio	31,271,023	—	28,645,160	—
The Focus Smid-Cap Growth Equity Portfolio	1,496,303	—	3,005,235	—
The Real Estate Investment Trust Portfolio II	1,319,427	—	1,283,548	—
The Core Focus Fixed Income Portfolio	10,170,303	7,240,634	9,582,447	6,613,660
The High-Yield Bond Portfolio	27,127,124	—	17,175,723	—
The Core Plus Fixed Income Portfolio	62,092,912	36,344,862	57,034,880	36,932,882
The International Equity Portfolio	48,710,194	—	68,084,949	—
The Labor Select International Equity Portfolio	50,940,408	—	81,221,719	—
The Emerging Markets Portfolio	105,705,432	—	235,661,658	—
The Emerging Markets Portfolio II	8,494,945	—	983,729	—
The Global Real Estate Securities Portfolio	20,747,256	—	24,876,297	—
The Global Fixed Income Portfolio	14,935,053	—	40,403,132	7,300,829

2012 Semiannual report • Delaware Pooled Trust

At April 30, 2012, the cost of investments has been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2012, the cost of investments and unrealized appreciation (depreciation) for each Portfolio were as follows:

		Aggregate	Aggregate	Net unrealized
	Cost of	unrealized	unrealized	appreciation
	investments	appreciation	depreciation	(depreciation)
The Large-Cap Value Equity Portfolio	$7,049,458	$681,604	$(251,721)	$429,883
The Select 20 Portfolio	77,964,805	12,827,092	(2,146,130)	10,680,962
The Large-Cap Growth Equity Portfolio	145,315,710	65,228,429	(9,219,411)	56,009,018
The Focus Smid-Cap Growth Equity Portfolio	13,886,641	3,880,710	(788,664)	3,092,046
The Real Estate Investment Trust Portfolio II	3,152,301	570,813	(197,680)	373,133
The Core Focus Fixed Income Portfolio	8,059,342	193,818	(55,038)	138,780
The High-Yield Bond Portfolio	69,126,984	2,392,529	(1,020,461)	1,372,068
The Core Plus Fixed Income Portfolio	62,627,468	2,387,382	(652,699)	1,734,683
The International Equity Portfolio	581,670,268	90,572,297	(111,324,945)	(20,752,648)
The Labor Select International Equity Portfolio	593,974,336	84,392,367	(122,684,206)	(38,291,839)
The Emerging Markets Portfolio	423,808,043	66,239,699	(33,150,161)	33,089,538
The Emerging Markets Portfolio II	25,102,173	1,470,133	(2,887,431)	(1,417,298)
The Global Real Estate Securities Portfolio	51,402,414	6,458,933	(4,318,639)	2,140,294
The Global Fixed Income Portfolio	45,594,076	2,570,070	(1,486,657)	1,083,413

U. S. GAAP defines fair value as the price that each Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs, which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Portfolios’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Portfolios may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of The Large-Cap Value Equity Portfolio’s investments by fair value hierarchy levels as of April 30, 2012:

	Level 1	Level 2	Total
Common Stock	$7,196,838	$—	$7,196,838
Short-Term Investments	—	282,503	282,503
Total	$7,196,838	$282,503	$7,479,341

There were no unobservable inputs used to value investments at the beginning or end of the period.

2012 Semiannual report • Delaware Pooled Trust

(continues)       91

Notes to financial statements

Delaware Pooled® Trust

3. Investments (continued)

The following table summarizes the valuation of The Select 20 Portfolio’s investments by fair value hierarchy levels as of April 30, 2012:

	Level 1	Level 2	Total
Common Stock	$80,336,069	$—	$80,336,069
Short-Term Investments	—	8,309,698	8,309,698
Total	$80,336,069	$8,309,068	$88,645,767

There were no unobservable inputs used to value investments at the beginning or end of the period.

The following table summarizes the valuation of The Large-Cap Growth Equity Portfolio’s investments by fair value hierarchy levels as of April 30, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock	$199,931,024	$—	$—	$199,931,024
Short-Term Investments	—	1,211,658	—	1,211,658
Securities Lending Collateral	—	182,046	—	182,046
Total	$199,931,024	$1,393,704	$—	$201,324,728

The value of Level 3 investments was zero at the beginning and end of the period and there was no change in unrealized appreciation (depreciation).

The following table summarizes the valuation of The Focus Smid-Cap Growth Equity Portfolio’s investments by fair value hierarchy levels as of April 30, 2012:

	Level 1	Level 2	Total
Common Stock	$16,320,976	$—	$16,320,976
Short-Term Investments	—	657,711	657,711
Total	$16,320,976	$657,711	$16,978,687

There were no unobservable inputs used to value investments at the beginning or end of the period.

The following table summarizes the valuation of The Real Estate Investment Trust Portfolio II’s investments by fair value hierarchy levels as of April 30, 2012:

	Level 1	Level 2	Total
Common Stock	$3,414,557	$—	$3,414,557
Short-Term Investments	—	110,877	110,877
Total	$3,414,557	$110,877	$3,525,434

There were no unobservable inputs used to value investments at the beginning or end of the period.

The following table summarizes the valuation of The Core Focus Fixed Income Portfolio’s investments by fair value hierarchy levels as of April 30, 2012:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed and Mortgage-Backed Securities	$—	$2,746,851	$—	$2,746,851
Corporate Debt	—	1,877,542	—	1,877,542
Foreign Debt	—	29,812	—	29,812
Municipal Bonds		198,944	—	198,944
U.S. Treasury Obligations		2,015,312	—	2,015,312
Short-Term Investments		1,292,604	—	1,292,604
Securities Lending Collateral	—	—	—	—
Preferred Stock	20,080	8,336	—	28,416
Option Purchased	8,641	—	—	8,641
Total	$28,721	$8,169,401	$—	$8,198,122

2012 Semiannual report • Delaware Pooled Trust

The value of Level 3 investments was zero at the beginning and end of the period and there was no change in unrealized appreciation (depriciation).

The following table summarizes the valuation of The High-Yield Bond Portfolio’s investments by fair value hierarchy levels as of April 30, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock	$101,283	$—	$—	$101,283
Corporate Debt	—	67,038,957	5,817	67,044,774
Other	279,650	339,525	—	619,175
Short-Term Investments	—	2,707,000	—	2,707,000
Securities Lending Collateral	—	26,820	—	26,820
Total	$380,933	$70,112,302	$5,817	$70,499,052

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	The High Yield Bond Portfolio
		Securities
	Corporate	Lending
	Debt	Collateral	Total
Balance as of 10/31/11	$5,451	$—	$5,451
Purchases	366	—	366
Sales
Net change in unrealized appreciation (depreciation)	—	—	—
Balance as of 4/30/12	$5,817	$—	$5,817

Net change in unrealized appreciation (depreciation)
from investments still held as of 4/30/12	$—	$—	$—

The following table summarizes the valuation of The Core Plus Fixed Income Portfolio’s investments by fair value hierarchy levels as of April 30, 2012:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed and Mortgage-Backed Securities	$—	$16,705,610	$103,265	$16,808,875
Corporate Debt	—	28,403,277	—	28,403,277
Foreign Debt	—	4,134,316	—	4,134,316
U.S. Treasury Obligations	—	6,620,516	—	6,620,516
Short-Term Investments	—	8,150,000	—	8,150,000
Securities Lending Collateral	—	41,894	—	41,894
Preferred Stock	88,649	114,624	—	203,273
Total	$88,649	$64,170,237	$103,265	$64,362,151

Foreign Currency Exchange Contracts	$—	$(16,610)	$—	$(16,610)
Options Written	(3,118)	—	—	(3,118)
Swap Contracts	—	93,932	—	93,932

2012 Semiannual report • Delaware Pooled Trust

(continues)       93

Notes to financial statements

Delaware Pooled® Trust

3. Investments (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	The Core Plus Fixed Income Portfolio
	Agency, Asset-
	Backed and
	Mortgage-	Securities
	Backed	Lending
	Securities	Collateral	Total
Balance as of 10/31/11	$102,180	$—	$102,180
Net change in unrealized appreciation (depreciation)	1,085		1,085
Balance as of 4/30/12	$103,265	$—	$103,265

Net change in unrealized appreciation (depreciation)
from investments still held as of 4/30/12	$1,085	$—	$1,085

The following table summarizes the valuation of The International Equity Portfolio’s investments by fair value hierarchy levels as of April 30, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock	$550,942,150	$—	$—	$550,942,150
Short-Term Investments	—	476,979	—	476,979
Securities Lending Collateral	—	9,498,491	—	9,498,491
Total	$550,942,150	$9,975,470	$—	$560,917,620

Foreign Currency Exchange Contracts	$—	$(192,461)	$—	$(192,461)

The value of Level 3 investments was zero at the beginning and end of the period and there was no change in unrealized appreciation (depreciation).

The following table summarizes the valuation of The Labor Select International Equity Portfolio’s investments by fair value hierarchy levels as of April 30, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock	$513,982,839	$—	$—	$513,982,839
Short-Term Investments	—	2,970,684	—	2,970,684
Securities Lending Collateral	—	38,728,974	—	38,728,974
Total	$513,982,839	$41,699,658	$—	$555,682,497

Foreign Currency Exchange Contracts	$—	$(202,668)	$—	$(202,668)

The value of Level 3 investments was zero at the beginning and end of the period and there was no change in unrealized appreciation (depreciation).

The following table summarizes the valuation of The Emerging Market Portfolio’s investments by fair value hierarchy levels as of April 30, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock	$406,829,066	$1,369,271	$2,843,425	$411,041,762
Other	23,554,081	3,956	—	23,558,037
Short-Term Investments	—	12,041,200	—	12,041,200
Securities Lending Collateral	—	10,256,582	—	10,256,582
Total	$430,383,147	$23,671,009	$2,843,425	$456,897,581

Foreign Currency Exchange Contracts	$—	$(3,590)	$—	$(3,590)

2012 Semiannual report • Delaware Pooled Trust

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

The Emerging Markets Portfolio
Common
Stock
Balance as of 10/31/11	$—
Purchases	1,497,414
Sales	(1,338,326)
Net realized loss	(497,687)
Transfer into Level 3	4,174,925
Net change in unrealized appreciation (depreciation)	(992,901)
Balance as of 4/30/12	$2,843,425

Net change in unrealized appreciation (depreciation)
from investments still held as of 4/30/12	$(992,901)

The following table summarizes the valuation of The Emerging Market Portfolio II’s investments by fair value hierarchy levels as of April 30, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock	$21,366,755	$557,460	$—	$21,924,215
Investment Company	602,600	—		602,600
Short-Term Investments	—	13,000	—	13,000
Securities Lending Collateral	—	1,145,060	—	1,145,060
Total	$21,969,355	$1,715,520	$—	$23,684,875

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

The Emerging Markets Portfolio II
Common
Stock
Balance as of 10/31/11	$23,606
Transfers out of Level 3	(33,600)
Net change in unrealized appreciation (depreciation)	9,994
Balance as of 4/30/12	$—

Net change in unrealized appreciation (depreciation)
from investments still held as of 4/30/12	$—

2012 Semiannual report • Delaware Pooled Trust

(continues)       95

Notes to financial statements

Delaware Pooled® Trust

3. Investments (continued)

The following table summarizes the valuation of The Global Real Estate Securities Portfolio’s investments by fair value hierarchy levels as of April 30, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock	$49,239,347	$—	$—	$49,239,347
Short-Term Investments	—	1,502,554	—	1,502,554
Securities Lending Collateral	—	2,800,807	—	2,800,807
Total	$49,239,347	$4,303,361	$—	$53,542,708

Foreign Currency Exchange Contracts	$—	$(187)	$—	$(187)

The value of Level 3 investments was zero at the beginning and end of the period and there was no change in unrealized appreciation (depreciation).

The following table summarizes the valuation of The Global Fixed Income Portfolio’s investments by fair value hierarchy levels as of April 30, 2012:

Level 2
Foreign Debt	$44,113,532
U.S. Treasury Obligations	2,523,768
Short-Term Investments	40,189
Total	$46,677,489

Foreign Currency Exchange Contracts	$2,758

There were no unobservable inputs used to value investments at the beginning or end of the period.

During the period ended April 30, 2012, there were no transfers between Level 1 investments and Level 2 investments that had a material impact to the Portfolios. This does not include transfers between Level 1 investments and Level 2 investments due to the Portfolios utilizing international fair value pricing during the period. International Fair Value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded in accordance with the Fair Valuation Procedures described in Note 1, causing a change in classification between levels.

During the period ended April 30, 2012, transfers into Level 3 investments from Level 2 investments were made in the amount of $4,174,925 for The Emerging Markets Portfolio. The transfer was due to halted trading of the security on April 25, 2012. During the period ended April 30, 2012, transfers out of Level 3 investments into Level 2 investments were made in the amount of $33,600 for The Emerging Markets Portfolio II. The transfer was due to the Portfolio using a price with observable inputs that had been using a price with unobservable inputs.

The Portfolios’ policy is to recognize transfers between levels at the beginning of the reporting period.

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, iii) quantitative information about significant unobservable inputs used, iv) a description of the valuation processes used by the reporting entity and v) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. Management is currently evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

2012 Semiannual report • Delaware Pooled Trust

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended April 30, 2012 and the year ended October 31, 2011 was as follows:

	Ordinary	Long-term
	income	capital gain
Six months ended April 30, 2012*:
The Large-Cap Value Equity Portfolio	$149,500	$—
The Select 20 Portfolio	15,848
The Large-Cap Growth Equity Portfolio	450,961	—
The Focus Smid-Cap Growth Equity Portfolio	11,997	—
The Real Estate Investment Trust Portfolio II	20,364	—
The Core Focus Fixed Income Portfolio	201,820	—
The High-Yield Bond Portfolio	4,332,406	—
The Core Plus Fixed Income Portfolio	1,548,743	—
The International Equity Portfolio	23,845,189	—
The Labor Select International Equity Portfolio	22,684,826	—
The Emerging Markets Portfolio	11,672,380	42,338,904
The Emerging Markets Portfolio II	761,490	—
The Global Real Estate Securities Portfolio	2,051,396	—
The Global Fixed Income Portfolio	9,857,283	—

	Ordinary
	income
Year ended October 31, 2011:
The Large-Cap Value Equity Portfolio	$211,314
The Large-Cap Growth Equity Portfolio	826,516
The Focus Smid-Cap Growth Equity Portfolio	41,867
The Real Estate Investment Trust Portfolio II	40,124
The Core Focus Fixed Income Portfolio	567,674
The High-Yield Bond Portfolio	2,250,664
The Core Plus Fixed Income Portfolio	2,534,908
The International Equity Portfolio	25,012,020
The Labor Select International Equity Portfolio	22,010,265
The Emerging Markets Portfolio	16,918,513
The Emerging Markets Portfolio II	117,647
The Global Real Estate Securities Portfolio	5,064,501
The Global Fixed Income Portfolio	5,618,617

*Tax information for the six months ended April 30, 2012 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

2012 Semiannual report • Delaware Pooled Trust

(continues)      97

Notes to financial statements

Delaware Pooled® Trust

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of April 30, 2012, the estimated components of net assets on a tax basis were as follows:

	The		The	The
	Large-Cap	The	Large-Cap	Focus Smid-Cap
	Value Equity	Select 20	Growth Equity	Growth Equity
	Portfolio	Portfolio	Portfolio	Portfolio
Shares of beneficial interest	$8,009,767	$78,434,123	$188,194,767	$14,852,535
Undistributed ordinary income	45,676	46,392	230,732	—
Realized gains (losses) 11/1/11 – 4/30/12	37,197	2,368,143	7,552,601	(89,541)
Capital loss carryforwards as of 10/31/11	(1,032,032)	(2,813,454)	(51,376,671)	(815,919)
Unrealized appreciation	429,883	10,680,962	56,009,018	3,092,046
Net assets	$7,490,491	$88,716,166	$200,610,447	$17,039,121

	The	The	The	The
	Real Estate	Core Focus	High-Yield	Core Plus
	Investment Trust	Fixed Income	Bond	Fixed Income
	Portfolio II*	Portfolio	Portfolio	Portfolio
Shares of beneficial interest	$5,591,635	$6,832,181	$72,224,796	$58,615,442
Undistributed ordinary income	6,193	45,132	1,693,926	911,974
Realized gains (losses) 11/1/11 – 4/30/12	139,136	75,251	(635,695)	343,199
Capital loss carryforwards as of 10/31/11	(2,557,434)	(16,340)	(2,817,600)	(3,093,943)
Other temporary differences	—	—	—	(122,696)
Unrealized appreciation	378,385	138,290	1,371,962	1,843,756
Net assets	$3,557,915	$7,074,514	$71,837,389	$58,497,732

		The
	The	Labor Select	The
	International	International	Emerging
	Equity	Equity	Markets
	Portfolio	Portfolio	Portfolio
Shares of beneficial interest	$729,873,925	$637,482,679	$384,637,396
Undistributed ordinary income	7,451,400	7,545,987	2,105,767
Undistributed long-term capital gain	—	—	19,664,518
Realized gains (losses) 11/1/11 – 4/30/12	4,475,704	4,546,352	—
Capital loss carryforwards as of 10/31/11	(169,891,479)	(90,062,151)	—
Unrealized appreciation (depreciation)	(20,722,852)	(38,386,085)	32,488,513
Net assets	$551,186,698	$521,126,782	$438,896,194

2012 Semiannual report • Delaware Pooled Trust

		The	The
	The	Global	Global
	Emerging	Real Estate	Fixed
	Markets	Securities	Income
	Portfolio II	Portfolio*	Portfolio
Shares of beneficial interest	$24,130,563	$156,391,684	$43,702,189
Undistributed ordinary income	13,861	528,554	2,010,787
Undistributed long-term capital gain	34,459	—	214,304
Realized gains (losses) 11/1/11 – 4/30/12	—	(32,803)	—
Capital loss carryforwards as of 10/31/11	—	(107,663,239)	—
Other temporary differences	—	—	(22,316)
Unrealized appreciation (depreciation)	(1,414,883)	2,141,740	1,089,106
Net assets	$22,764,000	$51,365,936	$46,994,070

*The undistributed earnings for The Real Estate Investment Trust Portfolio II and The Global Real Estate Securities Portfolio are estimated pending final notification of the tax character of distributions received from investments in Real Estate Investment Trusts.

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market on futures contracts, mark-to- market on forward foreign currency contracts, straddle loss deferrals, tax recognition of unrealized gain on passive foreign investment companies, contingent payment debt instruments, the tax treatment of market discount and premium on debt instruments, and CDS contracts.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses, gain (loss) on foreign currency transactions, dividends and distributions, market discount and premium on certain debt instruments, passive foreign investment companies, CDS and interest rate swaps, tax treatment of Brazilian taxes and paydown gains (losses) on mortgage- and asset-backed securities. Results of operations and net assets were not affected by these reclassifications. For the six months ended April 30, 2012, the Portfolios recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

	Undistributed	Accumulated
	(distributions in excess of)	net realized	Paid-in
	net investment income (loss)	gain (loss)	Capital
The Large-Cap Growth Equity Portfolio	$(1,621)	$1,621	$—
The Focus Smid-Cap Growth Portfolio	14,494	—	(14,494)
The Core Focus Fixed Income Portfolio	5,977	(5,977)	—
The High-Yield Bond Portfolio	50,937	(50,937)
The Core Plus Fixed Income Portfolio	(19,344)	19,344	—
The International Equity Portfolio	793,582	(793,582)	—
The Labor Select International Equity Portfolio	830,076	(830,076)	—
The Emerging Markets Portfolio	(304,194)	304,194	—
The Emerging Markets Portfolio II	(11,932)	11,932	—
The Global Real Estate Securities Portfolio	(52,175)	52,175	—
The Global Fixed Income Portfolio	1,631,925	(1,631,925)	—

2012 Semiannual report • Delaware Pooled Trust

(continues)       99

Notes to financial statements

Delaware Pooled® Trust

5. Components of Net Assets on a Tax Basis (continued)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future gains.

Capital loss carryforwards remaining at October 31, 2011 will expire as follows:

	Year of expiration
	2014	2016	2017	2018	Total
The Large-Cap Value Equity Portfolio	$—	$280,822	$751,210	$—	$1,032,032
The Select 20 Portfolio	76,954	106,744	2,629,756	—	2,813,454
The Large-Cap Growth Equity Portfolio	—	—	49,183,718	2,192,953	51,376,671
The Focus Smid-Cap Growth Equity Portfolio	—	—	815,919	—	815,919
The Real Estate Investment Trust Portfolio II	—	1,013,634	1,521,902	21,898	2,557,434
The Core Focus Fixed Income Portfolio	—	—	16,340	—	16,340
The High-Yield Bond Portfolio	—	602,259	2,215,341	—	2,817,600
The Core Plus Fixed Income Portfolio	—	812,564	2,281,379	—	3,093,943
The International Equity Portfolio	—	—	156,031,998	13,859,481	169,891,479
The Labor Select International Equity Portfolio	—	—	71,586,349	18,475,802	90,062,151
The Global Real Estate Securities Portfolio	—	53,477,898	50,784,384	3,400,957	107,663,239

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Series will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

For the six months ended April 30, 2012, the Portfolios had capital gains (losses), which may reduce (increase) the capital loss carryforwards as follows:

The Large-Cap Value Equity Portfolio	$37,197
The Select 20 Portfolio	2,368,143
The Large-Cap Growth Equity Portfolio	7,552,601
The Focus Smid-Cap Growth Equity Portfolio	(89,541)
The Real Estate Investment Trust Portfolio II	139,136
The Core Focus Fixed Income Portfolio	75,251
The High-Yield Bond Portfolio	(635,695)
The Core Plus Fixed Income Portfolio	343,199
The International Equity Portfolio	4,475,704
The Labor Select International Equity Portfolio	4,546,352
The Global Real Estate Securities Portfolio	(32,803)

2012 Semiannual report • Delaware Pooled Trust

6. Capital Shares

Transactions in capital shares were as follows:

		Shares issued
		upon reinvestment		Net
	Shares	of dividends	Shares	increase
	sold	and distributions	repurchased	(decrease)
Six months ended April 30, 2012:
The Large-Cap Value Equity Portfolio	—	9,116	—	9,116
The Select 20 Portfolio	5,926,025	1,679	(1,620,863)	4,306,841
The Large-Cap Growth Equity Portfolio	1,750,085	39,201	(1,606,991)	182,295
The Focus Smid-Cap Growth Equity Portfolio	—	749	(107,793)	(107,044)
The Real Estate Investment Trust Portfolio II	—	3,295	—	3,295
The Core Focus Fixed Income Portfolio	119,075	21,222	(52,854)	87,443
The High-Yield Bond Portfolio	1,948,899	604,241	(782,005)	1,771,135
The Core Plus Fixed Income Portfolio	434,435	156,438	(178,165)	412,708
The International Equity Portfolio	2,590,808	1,240,044	(4,754,148)	(923,296)
The Labor Select International Equity Portfolio	449,577	1,945,525	(4,706,956)	(2,311,854)
The Emerging Markets Portfolio	5,116,283	5,754,992	(17,870,793)	(6,999,518)
The Emerging Markets Portfolio II	841,925	100,160	—	942,085
The Global Real Estate Securities Portfolio — Original Class	1,233,185	384,662	(1,766,145)	(148,298)
The Global Real Estate Securities Portfolio — Class P	—	63	—	63
The Global Fixed Income Portfolio	621,651	815,188	(4,063,645)	(2,626,806)

Year ended October 31, 2011:
The Large-Cap Value Equity Portfolio	456,892	13,757	(505,546)	(34,897)
The Select 20 Portfolio	5,104,499	—	(399,742)	4,704,757
The Large-Cap Growth Equity Portfolio	557,240	76,367	(10,795,913)	(10,162,306)
The Focus Smid-Cap Growth Equity Portfolio	769,111	2,648	(18,535)	753,224
The Real Estate Investment Trust Portfolio II	—	7,178	—	7,178
The Core Focus Fixed Income Portfolio	61,040	63,215	(1,520,258)	(1,396,003)
The High-Yield Bond Portfolio	4,099,938	300,088	(645,896)	3,754,130
The Core Plus Fixed Income Portfolio	625,535	269,671	(505,487)	389,719
The International Equity Portfolio	2,513,236	1,072,995	(17,810,194)	(14,223,963)
The Labor Select International Equity Portfolio	1,109,058	1,706,222	(13,111,471)	(10,296,191)
The Emerging Markets Portfolio	4,894,763	1,497,535	(21,496,933)	(15,104,635)
The Emerging Markets Portfolio II	709,618	12,091	(104,478)	617,231
The Global Real Estate Securities Portfolio — Original Class	1,295,717	890,197	(3,439,667)	(1,253,753)
The Global Real Estate Securities Portfolio — Class P	—	125	—	125
The Global Fixed Income Portfolio	597,597	454,718	(5,784,410)	(4,732,095)

7. Line of Credit

The Portfolios, along with certain other funds in the Delaware Investments® Family of Funds (Participants), were participants in a $100,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The line of credit under the agreement expired on November 15, 2011.

On November 15, 2011, the Portfolios, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The agreement expires on November 13, 2012. The Portfolios had no amounts outstanding as of April 30, 2012, or at any time during the period then ended.

2012 Semiannual report • Delaware Pooled Trust

(continues)       101

Notes to financial statements

Delaware Pooled® Trust

8. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Select 20, The Large-Cap Growth Equity, The Focus Smid-Cap Growth Equity, The Real Estate Investment Trust II, The Core Focus Fixed Income, The High-Yield Bond, The Core Plus Fixed Income, The International Equity, The Labor Select International Equity, The Emerging Markets, The Emerging Markets II, The Global Real Estate Securities, and The Global Fixed Income Portfolios may enter into foreign currency exchange contracts and foreign cross-currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolios may enter into these contracts to fix the U.S. dollar value of a security that they have agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolios may also use these contracts to hedge the U.S. dollar value of securities they already own that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross-currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Portfolios could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Portfolios’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between a Portfolio and the counterparty and by the posting of collateral by the counterparty to a Portfolio to cover a Portfolio’s exposure to the counterparty.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Select 20, The Large-Cap Growth Equity, The Focus Smid-Cap Growth Equity, The Real Estate Investment Trust II, The Core Focus Fixed Income, The Core Plus Fixed Income, The Emerging Markets, The Emerging Markets II, and The Global Real Estate Securities Portfolios may use futures in the normal course of pursuing their investment objectives. Each Portfolio may invest in financial futures contracts to hedge their existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, a Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Portfolio because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts — The Portfolios may buy or write options contracts for any number of reasons, including without limitation: to manage a Portfolio’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting a Portfolio’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. A Portfolio may buy or write call or put options on securities, financial indices, and foreign currencies. When a Portfolio buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When a Portfolio writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by a Portfolio on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Portfolio has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. A Portfolio, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, a Portfolio is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

2012 Semiannual report • Delaware Pooled Trust

Transactions in options written during the six months ended April 30, 2012 for The Core Plus Fixed Income Portfolio was as follows:

	Number of
	Contracts	Premium
Options outstanding at October 31, 2011	—	$—
Options written	60	63,461
Options terminated in closing purchase transactions	(28)	(25,270)
Options expired	(29)	(34,293)
Options outstanding at April 30, 2012	3	$3,898

Swap Contracts — The Core Focus Fixed Income Portfolio and The Core Plus Fixed Income Portfolio may enter into interest rate swap contracts, index swap contracts, inflation swap contracts and credit default swap (CDS) contracts in accordance with their investment objectives. The High-Yield Bond Portfolio may enter into CDS contracts in accordance with its investment objective. The Portfolios may use interest rate swaps to adjust the Portfolios’ sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Portfolios invest in, such as the corporate bond market. The Portfolios may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Portfolios on favorable terms. The Portfolios may use inflation swaps to hedge the inflation risk in nominal bonds, thereby creating synthetic inflation-indexed bonds. The Portfolios may enter into CDS contracts in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by a Portfolio from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with a Portfolio receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust a Portfolio’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between a Portfolio and the counterparty and by the posting of collateral by the counterparty to a Portfolio to cover a Portfolio’s exposure to the counterparty.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, a Portfolio will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, a Portfolio will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between a Portfolio and the counterparty and by the posting of collateral by the counterparty to a Portfolio to cover a Portfolio’s exposure to the counterparty.

Inflation Swaps. Inflation swap agreements involve commitments to pay a regular stream of inflation-indexed cash payments in exchange for receiving a stream of nominal interest payments (or vice versa), where both payment streams are based on notional amounts. The nominal interest payments may be based on either a fixed interest rate or variable interest rate such as London Interbank Offered Rate (LIBOR). The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by a Portfolio in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

2012 Semiannual report • Delaware Pooled Trust

(continues)       103

Notes to financial statements

Delaware Pooled® Trust

8. Derivatives (continued)

During the period ended April 30, 2012, the Portfolios entered into CDS contracts as purchasers and sellers of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

At April 30, 2012, the net unrealized appreciation of credit default swaps for The Core Plus Fixed Income Portfolio was $93,932. The Core Plus Fixed Income Portfolio had posted $ 110,000 as collateral for certain open derivatives. If a credit event had occurred for all swap transactions where collateral posting was required as of April 30, 2012, The Core Plus Fixed Income Portfolio would have received EUR 1,785,000 and $1,516,000 less the value of the contracts’ related reference obligations.

As disclosed in the footnotes to the statement of net assets, at April 30, 2012, the notional value of the protection sold for The Core Plus Fixed Income Portfolio was $135,000, which reflects the maximum potential amount the Portfolio would have been required to make as a seller of credit protection if a credit event had occurred. The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At April 30, 2012, the net unrealized appreciation of the protection sold was $3,583.

CDS contracts may involve greater risks than if a Portfolio had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. A Portfolio’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between a Portfolio and the counterparty and by the posting of collateral by the counterparty to a Portfolio to cover a Portfolio’s exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event a Portfolio terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statements of net assets.

Fair values of derivative instruments as of April 30, 2012 were as follows:

	The Core Plus Fixed Income Portfolio
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Forward currency exchange contracts	Other liabilities net of receivables		Other liabilities net of receivables
(Foreign currency exchange contracts)	and other assets	$—	and other assets	$(16,610)
Credit and inflation contracts	Other liabilities net of receivables		Other liabilities net of receivables
(Swap contracts)	and other assets	93,932	and other assets	—
Total		$93,932		$(16,610)

2012 Semiannual report • Delaware Pooled Trust

The effect of derivative instruments on the statement of operations for the six months ended April 30, 2012 was as follows:

The Core Plus Fixed Income Portfolio
Change in Unrealized
Appreciation
		Realized Gain or	or Depreciation
		Loss on Derivatives	on Derivatives
	Location of Gain or Loss on Derivatives Recognized in Income	Recognized in Income	Recognized in Income
Forward currency exchange contracts	Net realized loss on foreign currencies and net
(Foreign currency exchange contracts)	change in unrealized appreciation (depreciation)
	of foreign currency exchange contracts	$(4,217)	$(70,948)
Interest rate contracts	Net realized gain on futures contracts and
(Futures contracts)	net change in unrealized appreciation (depreciation)
	of futures contracts	57,208	(83,452)
Equity Contracts	Net realized gain on written options and net change
(Written Options)	in unrealized appreciation (depreciation) of written
	options	52,758	(3,118)
Credit contracts	Net realized loss on swap contracts and net change
(Swap and Inflation contracts)	in unrealized appreciation (depreciation) of swap
	contracts	(416,054)	246,741
Total		$(310,305)	$89,223

Derivatives Generally. The table below summarizes the average balance of derivative holdings by each Portfolio during the six months ended April 30, 2012. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended April 30, 2012.

	Asset Derivative Volume
	Forward Foreign	Futures	Option	Swap
	Currency	Contracts	Contracts	Contracts
	Contracts	(Average	(Average	(Average
	(Average Cost)	Notional Value)	Notional Value)	Notional Value)
The Core Plus Fixed Income Portfolio	USD 806,493	USD 1,908,255	USD 47	USD 140,484
The International Equity Portfolio	250,036	—	—	—
The Labor Select International Equity Portfolio	260,734	—	—	—
The Emerging Markets Portfolio	345,358	—	—	—
The Emerging Markets Portfolio II	34,903	—	—	—
The Global Real Estate Securities Portfolio	—	—	—	—
The Global Fixed Income Portfolio	4,209,801	—	—	—

2012 Semiannual report • Delaware Pooled Trust

(continues)       105

Notes to financial statements

Delaware Pooled® Trust

8. Derivatives (continued)

	Liability Derivative Volume
	Forward Foreign		Futures		Option		Swap
	Currency		Contracts		Contracts		Contracts
	Contracts		(Average		(Average		(Average
	(Average Cost)		Notional Value)		Notional Value)		Notional Value)
The Core Plus Fixed Income Portfolio	USD	3,374,887	USD	1,073,098	USD	9,397	USD	3,096,147
		—		—		—	EUR	1,593,387
The International Equity Portfolio		32,203,864		—		—	USD	—
The Labor Select International Equity Portfolio		34,836,482		—		—		—
The Emerging Markets Portfolio		456,216		—		—		—
The Emerging Markets Portfolio II		4,419		—		—		—
The Global Real Estate Securities Portfolio		343,182		—		—		—
The Global Fixed Income Portfolio		5,015,339		—		—		—

The option purchased outstanding at April 30, 2012 was the only derivative activity for The Core Focus Fixed Income Portfolio for the period ended April 30, 2012.

9. Securities Lending

The Portfolios, along with other funds in the Delaware Investments® Family of Funds, may lend their securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. Effective April 20, 2009, BNY Mellon transferred the assets of the Portfolios’ previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Portfolios’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Portfolios can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolios or, at the discretion of the lending agent, replace the loaned securities. The Portfolios continue to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. The Portfolios have the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolios receive loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolios, the security lending agent and the borrower. The Portfolios record security lending income net of allocations to the security lending agent and the borrower.

2012 Semiannual report • Delaware Pooled Trust

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolios may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolios may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Portfolios would be required to make up for this shortfall.

At April 30, 2012, the value of securities on loan and the value of invested collateral are presented below, for which the Portfolios received collateral, comprised of non-cash collateral and cash collateral. Investments purchased with cash collateral are presented on the statements of net assets under the caption “Securities Lending Collateral.”

	Value	Cash	Value of
	of securities	collateral	invested
	on loan	received	collateral
The Large-Cap Growth Equity Portfolio	$388,944	$397,703	$182,046
The Core Focus Fixed Income Portfolio	40,760	41,609	—
The High-Yield Bond Portfolio	55,321	58,399	26,820
The Core Plus Fixed Income Portfolio	85,169	91,578	41,894
The International Equity Portfolio	10,358,527	10,941,232	9,498,491
The Labor Select International Equity Portfolio	37,182,047	39,230,587	38,728,974
The Emerging Markets Portfolio	9,877,742	10,810,384	10,256,582
The Emerging Markets Portfolio II	1,116,554	1,145,060	1,145,060
The Global Real Estate Securities Portfolio	3,053,226	3,197,525	2,800,807

10. Credit and Market Risk

Some countries in which The International Equity, The Labor Select International Equity, The Emerging Markets, The Emerging Markets II, The Global Real Estate Securities, and The Global Fixed Income Portfolios invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolios.

The High Yield Bond Portfolio invests a portion of its assets in high yield fixed income securities which are securities rated lower than BBB- by Standard & Poor’s (S&P) and Baa3 by Moody’s Investor Services (Moody’s), or similarly rated by another nationally recognized statistical rating organization. The Core Plus Fixed Income Portfolio invests a portion of its assets in high yield fixed income securities which are securities rated BB or lower by S&P and Ba or lower by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Core Focus Fixed Income, The Core Plus Fixed Income, The Global Real Estate Securities, and The Global Fixed Income Portfolios invest in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Portfolios’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolios may fail to fully recoup their initial investments in these securities even if the securities are rated in the highest rating categories.

2012 Semiannual report • Delaware Pooled Trust

(continues)       107

Notes to financial statements

Delaware Pooled® Trust

10. Credit and Market Risk (continued)

The International Equity and The Global Fixed Income Portfolios may invest up to 10% of each Portfolio’s net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities, which may not be readily marketable. The Large-Cap Value Equity, The Select 20, The Large-Cap Growth Equity, The Focus Smid-Cap Growth Equity, The Real Estate Investment Trust II, The Core Focus Fixed Income, The High-Yield Bond, The Core Plus Fixed Income, The Labor Select International Equity, The Emerging Markets, The Emerging Markets II, and The Global Real Estate Securities Portfolios may invest up to 15% of each Portfolio’s net assets in such securities. The relative illiquidity of these securities may impair each Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolios’ Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolios’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolios’ limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statements of net assets.

The Select 20, The Focus Smid-Cap Growth Equity, and The Global Real Estate Securities Portfolios invest a significant portion of their assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Real Estate Investment Trust Portfolio II and The Global Real Estate Securities Portfolio concentrate their investments in the real estate industry and are subject to the risks associated with that industry. If a Portfolio holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. These Portfolios are also affected by interest rate changes, particularly if the real estate investment trusts they hold use floating rate debt to finance their ongoing operations. Each Portfolio’s investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

11. Contractual Obligations

The Portfolios enter into contracts in the normal course of business that contain a variety of indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these contracts. Management has reviewed the Portfolios’ existing contracts and expects the risk of loss to be remote.

12. In-Kind Redemptions

During the six months ended April 30, 2012, the following portfolio satisfied withdrawal requests with transfers of securities and cash, resulting in net realized gain.

	Securities and cash	Net realized gain
The Emerging Markets Portfolio	$167,920,122	$20,521,676

The Large Cap Growth Equity Portfolio received securities valued at $13,469,252.

13. Subsequent Events

On May 23, 2012, the Board of Trustees of the Trust unanimously voted and approved a proposal to liquidate and dissolve The Global Fixed Income Portfolio. The liquidation and dissolution is expected to take effect on or about July 13, 2012 (the “Liquidation Date”). The Global Fixed Income Portfolio will continue to accept purchases from existing shareholders (including reinvested dividends and capital gains) until the last business day before the Liquidation Date.

Mondrian Investment Partners Limited will continue to serve as sub-advisor to The Global Fixed Income Portfolio until the Liquidation Date.

On May 23, 2012, the Board of Trustees responsible for The Global Real Estate Securities Portfolio (the “Reorganizing Fund”) approved a proposal to reorganize the Reorganizing Fund with and into a newly organized fund, Delaware Global Real Estate Opportunities Fund (the “Acquiring Fund”), a series of Delaware Group® Adviser Funds, subject to shareholder approval. The Acquiring Fund will not commence operations until following the reorganization.

The Reorganizing Fund’s investment objective and policies are substantially similar to those of the Acquiring Fund. Both the Reorganizing Fund and the Acquiring Fund seek maximum long-term total return through a combination of current income and capital appreciation.

The Board of Trustees believes that the reorganization will benefit shareholders of the Reorganizing Fund.

2012 Semiannual report • Delaware Pooled Trust

Effective as of the close of business on July 27, 2012, the Reorganizing Fund will be closed to new investors. Reorganizing Fund shareholders will receive a proxy statement/prospectus providing them with information about the Acquiring Fund and requesting their votes on the proposed reorganization of the Reorganizing Fund at a special meeting of shareholders to be held in the third quarter of 2012. The reorganization will take place on or about September 28, 2012. Additionally, the Reorganizing Fund will continue to accept purchases from existing shareholders (including reinvested dividends or capital gains) until the last business day before the proposed reorganization.

Management has determined that no additional material events or transactions occurred subsequent to April 30, 2012 that would require recognition or disclosure in the Portfolios’ financial statements.

2012 Semiannual report • Delaware Pooled Trust

(continues)       109

Other Portfolio information
(Unaudited)
Delaware Pooled® Trust

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware Pooled Trust (the Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2010. During the fiscal years ended October 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Trust’s financial statements.

2012 Semiannual report • Delaware Pooled Trust

Portfolio managers

Robert Akester	Elizabeth A. Desmond	Kevin P. Loome
Senior Portfolio Manager	Director and Chief Investment Officer —	Senior Vice President, Senior Portfolio
Mondrian Investment Partners Limited	Developed Equity Markets	Manager, and Head of High Yield
	Mondrian Investment Partners Limited	Investments
Damon J. Andres
Vice President and Senior Portfolio	Chuck M. Devereux	Nigel G. May
Manager	Senior Vice President and Director of	Director and Chief Investment Officer —
	Credit Research	Developed Equity Markets
Kristen E. Bartholdson		Mondrian Investment Partners Limited
Vice President and Senior Portfolio	Roger A. Early
Manager	Senior Vice President and	Andrew Miller
	Co-Chief Investment Officer —	Senior Portfolio Manager
Joanna Bates	Total Return Fixed Income Strategy	Mondrian Investment Partners Limited
Senior Portfolio Manager
Mondrian Investment Partners Limited	Christopher M. Ericksen	Christopher A. Moth
	Vice President, Portfolio Manager, and	Director and Chief Investment Officer —
Nigel Bliss	Equity Analyst	Global Fixed Income and Currency
Senior Portfolio Manager		Mondrian Investment Partners Limited
Mondrian Investment Partners Limited	Clive A. Gillmore
	Chief Executive Officer	D. Tysen Nutt Jr.
Christopher J. Bonavico	Mondrian Investment Partners Limited	Senior Vice President, Senior Portfolio
Vice President, Senior Portfolio Manager,		Manager, and Team Leader — Large-Cap
and Equity Analyst	Paul Grillo	Value Focus Equity
Senior Vice President and
Kenneth F. Broad	Co-Chief Investment Officer —	Melissa J.A. Platt
Vice President, Senior Portfolio Manager,	Total Return Fixed Income Strategy	Portfolio Manager
and Equity Analyst		Mondrian Investment Partners Limited
John Kirk
Liu-Er Chen	Deputy Chief Executive Officer	Daniel J. Prislin
Senior Vice President,	Mondrian Investment Partners Limited	Vice President, Senior Portfolio Manager,
Chief Investment Officer — Emerging		and Equity Analyst
Markets and Healthcare	Nikhil G. Lalvani
	Vice President and Senior Portfolio	Bilgin Soylu
Ginny Chong	Manager	Portfolio Manager
Senior Portfolio Manager		Mondrian Investment Partners Limited
Mondrian Investment Partners Limited	Anthony A. Lombardi
	Vice President and Senior Portfolio	Jeffrey S. Van Harte
Thomas H. Chow	Manager	Senior Vice President and Chief
Senior Vice President and Senior Portfolio		Investment Officer — Focus Growth Equity
Manager
Robert A. Vogel Jr.
Vice President and Senior Portfolio
Manager

Babak “Bob” Zenouzi
Senior Vice President, Chief Investment
Officer — Real Estate Securities and
Income Solutions (RESIS)

2012 Semiannual report • Delaware Pooled Trust

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Independent registered public accounting firm
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1700
2001 Market Street
Philadelphia, PA 19103-7042

Investment advisor
Delaware Management Company, a series of Delaware Management Business Trust
2005 Market Street
Philadelphia, PA 19103

Investment sub-advisor for certain Portfolios
Mondrian Investment Partners Limited
Fifth Floor
10 Gresham Street
London EC2V 7JD
United Kingdom

Delaware Investments, a member of Macquarie Group, refers to DMHI and its subsidiaries. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

The Portfolios are distributed by Delaware Distributors, L.P., an affiliate of DMBT, DMHI, and Macquarie Group Limited.

Each Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Portfolio’s Forms N-Q, as well as a description of the policies and procedures that each Portfolio uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 231-8002; (ii) on the Portfolios’ website at www.delawareinvestments.com; and (iii) on the SEC’s website at www.sec.gov. Each Portfolio’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Portfolio voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Portfolios’ website at www.delawareinvestments.com; and (ii) on the SEC’s website at www.sec.gov.

This report was prepared for investors in the Delaware Pooled® Trust Portfolios. It may be distributed to others only if preceded or accompanied by a current Delaware Pooled Trust prospectus, which contains details about charges, expenses, investment objectives, and operating policies of the Portfolios. All Delaware Pooled Trust Portfolios are offered by prospectus only. The return and principal value of an investment in a Portfolio will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Carefully consider the Portfolios’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Portfolios’ prospectus and, if available, their summary prospectuses, which may be obtained by visiting www.delawareinvestments.com or calling 800 231-8002. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

2005 Market Street Philadelphia, PA 19103 Telephone 800 231-8002 Fax 215 255-1162

(8975) SA-DPT [4/12] DG3 6/12	Printed in the USA MF1205080 PO17854

Semiannual report Delaware REIT Fund April 30, 2012 Alternative / specialty mutual fund
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting www.delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware REIT Fund at www.delawareinvestments.com.

Manage your investments online
24-hour access to your account information Obtain share prices Check your account balance and recent transactions Request statements or literature Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware REIT Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Table of contents
Disclosure of Fund expenses	1
Security type/sector allocation
and top 10 equity holdings	3
Statement of net assets	5
Statement of operations	10
Statements of changes in net assets	12
Financial highlights	14
Notes to financial statements	24
Other Fund information	35
About the organization	36

Unless otherwise noted, views expressed herein are current as of April 30, 2012, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2012 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period from November 1, 2011 to April 30, 2012

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from November 1, 2011 to April 30, 2012.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect for Class A and Class R shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

Delaware REIT Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	11/1/11	4/30/12	Expense Ratio	11/1/11 to 4/30/12*
Actual Fund return
Class A	$1,000.00	$1,143.40	1.30%	$6.93
Class B	1,000.00	1,138.80	2.05%	10.90
Class C	1,000.00	1,139.70	2.05%	10.91
Class R	1,000.00	1,141.20	1.55%	8.25
Institutional Class	1,000.00	1,144.60	1.05%	5.60
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.40	1.30%	$6.52
Class B	1,000.00	1,014.67	2.05%	10.27
Class C	1,000.00	1,014.67	2.05%	10.27
Class R	1,000.00	1,017.16	1.55%	7.77
Institutional Class	1,000.00	1,019.64	1.05%	5.27

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2

Security type/sector allocation and top 10 equity holdings Delaware REIT Fund	As of April 30, 2012

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/sector	Percentage of net assets
Common Stock	96.23%
Diversified REITs	3.45%
Healthcare REITs	11.66%
Hotel REITs	6.09%
Industrial REITs	4.42%
Mall REITs	19.47%
Manufactured Housing REIT	0.97%
Multifamily REITs	18.13%
Office REITs	12.01%
Office/Industrial REITs	5.25%
Self-Storage REITs	5.06%
Shopping Center REITs	7.92%
Single Tenant REIT	1.25%
Specialty REIT	0.55%
Short-Term Investments	2.88%
Securities Lending Collateral	1.75%
Total Value of Securities	100.86%
Obligation to Return Securities Lending Collateral	(2.01%)
Receivables and Other Assets Net of Other Liabilities	1.15%
Total Net Assets	100.00%

3

Security type/sector allocation and
top 10 equity holdings
Delaware REIT Fund

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Simon Property Group	12.90%
Equity Residential	4.88%
Boston Properties	4.74%
Ventas	4.50%
Public Storage	4.21%
Host Hotels & Resorts	4.08%
HCP	3.73%
ProLogis	3.67%
Macerich	3.59%
AvalonBay Communities	3.49%

4

Statement of net assets Delaware REIT Fund	April 30, 2012 (Unaudited)

	Number of shares	Value
Common Stock – 96.23%
Diversified REITs – 3.45%
Lexington Realty Trust	135,880	$1,209,332
Vornado Realty Trust	73,832	6,337,739
		7,547,071
Healthcare REITs – 11.66%
HCP	196,730	8,154,459
Health Care REIT	112,271	6,361,275
Healthcare Realty Trust	51,900	1,114,812
Ventas	167,377	9,840,093
		25,470,639
Hotel REITs – 6.09%
Host Hotels & Resorts	536,124	8,921,104
LaSalle Hotel Properties	61,261	1,801,686
† Strategic Hotels & Resorts	243,300	1,656,873
† Sunstone Hotel Investors	90,907	927,251
		13,306,914
Industrial REITs – 4.42%
EastGroup Properties	32,500	1,634,750
ProLogis	224,006	8,014,935
		9,649,685
Mall REITs – 19.47%
CBL & Associates Properties	52,456	977,255
General Growth Properties	169,511	3,017,296
Macerich	127,351	7,841,001
Simon Property Group	181,058	28,172,624
Taubman Centers	32,600	2,516,068
		42,524,244
Manufactured Housing REIT – 0.97%
Equity Lifestyle Properties	30,318	2,120,441
		2,120,441
Multifamily REITs – 18.13%
Apartment Investment & Management	76,300	2,071,545
AvalonBay Communities	52,451	7,626,375
BRE Properties	61,329	3,219,773
Camden Property Trust	59,586	4,032,185
Colonial Properties Trust	82,472	1,844,899
Education Realty Trust	171,400	1,931,678

5

Statement of net assets
Delaware REIT Fund

	Number of shares	Value
Common Stock (continued)
Multifamily REITs (continued)
Equity Residential	173,523	$10,661,252
Essex Property Trust	22,927	3,621,778
UDR	174,648	4,598,482
		39,607,967
Office REITs – 12.01%
Alexandria Real Estate Equities	28,479	2,133,647
BioMed Realty Trust	97,400	1,930,468
Boston Properties	95,674	10,356,710
Douglas Emmett	42,800	994,672
Highwoods Properties	76,700	2,663,791
Kilroy Realty	56,960	2,702,752
SL Green Realty	66,062	5,446,151
		26,228,191
Office/Industrial REITs – 5.25%
* Digital Realty Trust	35,423	2,659,913
Duke Realty	195,600	2,896,836
Liberty Property Trust	109,150	3,978,518
PS Business Parks	28,229	1,926,629
		11,461,896
Self-Storage REITs – 5.06%
Extra Space Storage	61,294	1,860,273
Public Storage	64,166	9,192,421
		11,052,694
Shopping Center REITs – 7.92%
Acadia Realty Trust	64,140	1,486,765
DDR	322,175	4,768,191
Federal Realty Investment Trust	34,376	3,460,288
Kimco Realty	204,679	3,972,819
Ramco-Gershenson Properties Trust	55,300	665,812
Regency Centers	65,631	2,950,770
		17,304,645
Single Tenant REIT – 1.25%
* National Retail Properties	99,775	2,731,840
		2,731,840

6

	Number of shares	Value
Common Stock (continued)
Specialty REIT – 0.55%
Rayonier	26,657	$1,208,895
		1,208,895
Total Common Stock (cost $174,197,836)		210,215,122

	Principal amount
Short-Term Investments – 2.88%
≠Discount Notes – 0.80%
Federal Home Loan Bank
0.11% 5/25/12	$1,283,537	1,283,511
0.115% 6/29/12	469,775	469,729
		1,753,240
Repurchase Agreements – 2.08%
Bank of America 0.17%, dated 4/30/12, to be
repurchased on 5/1/12, repurchase price
$1,120,752 (collateralized by U.S. government
obligations 2.25%-4.125% 1/31/15–5/15/15;
market value $1,143,162)	1,120,747	1,120,747
BNP Paribas 0.17%, dated 4/30/12, to be repurchased on
5/1/12, repurchase price $3,429,269 (collateralized
by U.S. government obligations 0.00%-2.375%
7/26/12–10/31/16; market value $3,497,838)	3,429,253	3,429,253
		4,550,000
Total Short-Term Investments (cost $6,303,129)		6,303,240

Total Value of Securities Before Securities Lending
Collateral – 99.11% (cost $180,500,965)		216,518,362

	Number of shares
**Securities Lending Collateral – 1.75%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	149,050	145,279
Delaware Investments Collateral Fund No. 1	3,668,317	3,668,317
†@ Mellon GSL Reinvestment Trust II	580,111	0
Total Securities Lending Collateral
(cost $4,397,478)		3,813,596

7

Statement of net assets
Delaware REIT Fund

Total Value of Securities – 100.86%
(cost $184,898,443)	$220,331,958 ©
**Obligation to Return Securities
Lending Collateral – (2.01%)	(4,397,478)
Receivables and Other Assets
Net of Other Liabilities – 1.15%	2,518,919
Net Assets Applicable to 16,693,881
Shares Outstanding – 100.00%	$218,453,399

Net Asset Value – Delaware REIT Fund
Class A ($84,415,154 / 6,456,329 Shares)	$13.07
Net Asset Value – Delaware REIT Fund
Class B ($2,868,406 / 219,742 Shares)	$13.05
Net Asset Value – Delaware REIT Fund
Class C ($20,209,192 / 1,547,658 Shares)	$13.06
Net Asset Value – Delaware REIT Fund
Class R ($8,380,440 / 641,013 Shares)	$13.07
Net Asset Value – Delaware REIT Fund
Institutional Class ($102,580,207 / 7,829,139 Shares)	$13.10

Components of Net Assets at April 30, 2012:
Shares of beneficial interest (unlimited authorization – no par)	$215,053,873
Undistributed net investment income	317,530
Accumulated net realized loss on investments	(32,351,519)
Net unrealized appreciation of investments	35,433,515
Total net assets	$218,453,399

†	Non income producing security.
*	Fully or partially on loan.
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 8 in ”Notes to financial statements” for additional information on securities lending collateral.
@	Illiquid security. At April 30, 2012, the aggregate value of illiquid securities was $0, which represented 0.00% of the Fund’s net assets. See Note 9 in ”Notes to financial statements.”
©	Includes $3,961,612 of securities loaned.

8

Net Asset Value and Offering Price Per Share –
Delaware REIT Fund
Net asset value Class A (A)	$13.07
Sales charge (5.75% of offering price) (B)	0.80
Offering price	$13.87

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchase of $50,000 or more.

REIT — Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

9

Statement of operations Delaware REIT Fund	Six Months Ended April 30, 2012 (Unaudited)

Investment Income:
Dividends	$3,209,775
Securities lending income	17,499
Interest	2,998	$3,230,272

Expenses:
Management fees	754,604
Distribution expenses – Class A	114,402
Distribution expenses – Class B	16,642
Distribution expenses – Class C	92,981
Distribution expenses – Class R	20,985
Dividend disbursing and transfer agent fees and expenses	124,848
Reports and statements to shareholders	56,042
Registration fees	45,859
Accounting and administration expenses	39,420
Legal fees	8,022
Audit and tax	5,964
Dues and services	5,924
Trustees’ fees	5,193
Custodian fees	2,575
Insurance fees	1,621
Pricing fees	1,402
Consulting fees	820
Trustees’ expenses	341	1,297,645
Less waived distribution expenses – Class A		(19,067)
Less waived distribution expenses – Class R		(3,497)
Less expense paid indirectly		(360)
Total operating expenses		1,274,721
Net Investment Income		1,955,551

Net Realized and Unrealized Gain:
Net realized gain on investments		8,734,170
Net change in unrealized appreciation of investments		17,030,013
Net Realized and Unrealized Gain		25,764,183

Net Increase in Net Assets Resulting from Operations		$27,719,734

See accompanying notes, which are an integral part of the financial statements.

10

Statements of changes in net assets
Delaware REIT Fund

	Six Months	Year
	Ended	Ended
	4/30/12	10/31/11
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,955,551	$1,922,930
Net realized gain	8,734,170	29,456,388
Net change in unrealized appreciation (depreciation)	17,030,013	(7,594,181)
Net increase in net assets resulting from operations	27,719,734	23,785,137

Dividends and Distributions to shareholders from:
Net investment income:
Class A	(613,283)	(1,196,436)
Class B	(13,274)	(39,797)
Class C	(82,993)	(155,030)
Class R	(48,194)	(80,792)
Institutional Class	(880,277)	(1,838,764)
	(1,638,021)	(3,310,819)

Capital Share Transactions:
Proceeds from shares sold:
Class A	7,253,026	14,141,867
Class B	1,624	27,380
Class C	1,202,468	2,174,858
Class R	2,491,475	2,194,345
Institutional Class	10,339,960	26,944,199

Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	562,259	1,089,522
Class B	12,099	36,674
Class C	78,576	144,152
Class R	48,169	80,705
Institutional Class	874,132	1,790,713
	22,863,788	48,624,415

12

	Six Months	Year
	Ended	Ended
	4/30/12	10/31/11
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(8,499,483)	$(30,207,746)
Class B	(1,398,411)	(4,132,128)
Class C	(1,821,038)	(4,520,039)
Class R	(1,457,433)	(2,170,126)
Institutional Class	(19,043,239)	(37,016,402)
	(32,219,604)	(78,046,441)
Decrease in net assets derived from capital
share transactions	(9,355,816)	(29,422,026)
Net Increase (Decrease) in Net Assets	16,725,897	(8,947,708)

Net Assets:
Beginning of period	201,727,502	210,675,210
End of period (including undistributed net investment
income of $317,530 and $—, respectively)	$218,453,399	$201,727,502

See accompanying notes, which are an integral part of the financial statements.

13

Financial highlights
Delaware REIT Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

14

Six Months Ended	Year Ended
4/30/12[1]	10/31/11	10/31/10	10/31/09	10/31/08	10/31/07
(Unaudited)
$11.530	$10.460	$7.630	$8.200	$17.690	$24.180

0.113	0.098	0.131	0.221	0.225	0.149
1.522	1.145	2.886	(0.509)	(5.793)	0.372
1.635	1.243	3.017	(0.288)	(5.568)	0.521

(0.095)	(0.173)	(0.187)	(0.224)	(0.339)	(0.380)
—	—	—	—	(3.583)	(6.631)
—	—	—	(0.058)	—	—
(0.095)	(0.173)	(0.187)	(0.282)	(3.922)	(7.011)

$13.070	$11.530	$10.460	$7.630	$8.200	$17.690

14.34%	12.01%	39.84%	(2.97% )	(37.85% )	2.33%

$84,415	$75,149	$82,646	$64,237	$73,445	$153,051
1.30%	1.51%	1.53%	1.48%	1.48%	1.36%

1.35%	1.57%	1.62%	1.88%	1.59%	1.41%
1.91%	0.89%	1.42%	3.38%	1.82%	0.79%

1.86%	0.83%	1.33%	2.98%	1.71%	0.74%
38%	129%	175%	174%	115%	82%

15

Financial highlights
Delaware REIT Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

16

Six Months Ended	Year Ended
4/30/12[1]	10/31/11	10/31/10	10/31/09	10/31/08	10/31/07
(Unaudited)
$11.510	$10.450	$7.620	$8.190	$17.680	$24.150

0.068	0.015	0.061	0.173	0.138	0.006
1.525	1.136	2.888	(0.511)	(5.793)	0.373
1.593	1.151	2.949	(0.338)	(5.655)	0.379

(0.053)	(0.091)	(0.119)	(0.174)	(0.252)	(0.218)
—	—	—	—	(3.583)	(6.631)
—	—	—	(0.058)	—	—
(0.053)	(0.091)	(0.119)	(0.232)	(3.835)	(6.849)

$13.050	$11.510	$10.450	$7.620	$8.190	$17.680

13.88%	11.08%	38.88%	(3.73% )	(38.28% )	1.52%

$2,868	$3,863	$7,393	$10,985	$17,831	$48,300
2.05%	2.26%	2.28%	2.23%	2.23%	2.11%

2.05%	2.27%	2.32%	2.58%	2.29%	2.11%
1.16%	0.14%	0.67%	2.63%	1.07%	0.04%

1.16%	0.13%	0.63%	2.28%	1.01%	0.04%
38%	129%	175%	174%	115%	82%

17

Financial highlights
Delaware REIT Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

18

Six Months Ended	Year Ended
4/30/12[1]	10/31/11	10/31/10	10/31/09	10/31/08	10/31/07
(Unaudited)
$11.510	$10.450	$7.620	$8.190	$17.680	$24.150

0.069	0.015	0.062	0.173	0.136	0.006
1.534	1.136	2.887	(0.511)	(5.791)	0.373
1.603	1.151	2.949	(0.338)	(5.655)	0.379

(0.053)	(0.091)	(0.119)	(0.174)	(0.252)	(0.218)
—	—	—	—	(3.583)	(6.631)
—	—	—	(0.058)	—	—
(0.053)	(0.091)	(0.119)	(0.232)	(3.835)	(6.849)

$13.060	$11.510	$10.450	$7.620	$8.190	$17.680

13.97%	11.08%	38.88%	(3.73% )	(38.33% )	1.58%

$20,209	$18,345	$18,713	$16,314	$22,695	$50,819
2.05%	2.26%	2.28%	2.23%	2.23%	2.11%

2.05%	2.27%	2.32%	2.58%	2.29%	2.11%
1.16%	0.14%	0.67%	2.63%	1.07%	0.04%

1.16%	0.13%	0.63%	2.28%	1.01%	0.04%
38%	129%	175%	174%	115%	82%

19

Financial highlights
Delaware REIT Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

20

Six Months Ended	Year Ended
4/30/12[1]	10/31/11	10/31/10	10/31/09	10/31/08	10/31/07
(Unaudited)
$11.530	$10.460	$7.630	$8.200	$17.690	$24.180

0.099	0.071	0.109	0.205	0.191	0.102
1.522	1.145	2.885	(0.509)	(5.789)	0.363
1.621	1.216	2.994	(0.304)	(5.598)	0.465

(0.081)	(0.146)	(0.164)	(0.208)	(0.309)	(0.324)
—	—	—	—	(3.583)	(6.631)
—	—	—	(0.058)	—	—
(0.081)	(0.146)	(0.164)	(0.266)	(3.892)	(6.955)

$13.070	$11.530	$10.460	$7.630	$8.200	$17.690

14.12%	11.73%	39.50%	(3.21% )	(38.00% )	2.03%

$8,381	$6,368	$5,680	$3,596	$3,395	$5,734
1.55%	1.76%	1.78%	1.73%	1.73%	1.61%

1.65%	1.87%	1.92%	2.18%	1.89%	1.71%
1.66%	0.64%	1.17%	3.13%	1.57%	0.54%

1.56%	0.53%	1.03%	2.68%	1.41%	0.44%
38%	129%	175%	174%	115%	82%
21

Financial highlights
Delaware REIT Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

22

Six Months Ended	Year Ended
4/30/12[1]	10/31/11	10/31/10	10/31/09	10/31/08	10/31/07
(Unaudited)
$11.550	$10.480	$7.640	$8.220	$17.710	$24.210

0.128	0.127	0.155	0.238	0.247	0.196
1.532	1.144	2.893	(0.520)	(5.784)	0.366
1.660	1.271	3.048	(0.282)	(5.537)	0.562

(0.110)	(0.201)	(0.208)	(0.240)	(0.370)	(0.431)
—	—	—	—	(3.583)	(6.631)
—	—	—	(0.058)	—	—
(0.110)	(0.201)	(0.208)	(0.298)	(3.953)	(7.062)

$13.100	$11.550	$10.480	$7.640	$8.220	$17.710

14.46%	12.27%	40.23%	(2.72% )	(37.66% )	2.56%

$102,580	$98,003	$96,243	$99,334	$87,430	$106,145
1.05%	1.26%	1.28%	1.23%	1.23%	1.11%

1.05%	1.27%	1.32%	1.58%	1.29%	1.11%
2.16%	1.14%	1.67%	3.63%	2.07%	1.04%

2.16%	1.13%	1.63%	3.28%	2.01%	1.04%
38%	129%	175%	174%	115%	82%

23

Notes to financial statements Delaware REIT Fund	April 30, 2012 (Unaudited)

The Real Estate Investment Trust Portfolio (Delaware REIT Fund or Fund) is a series of Delaware Pooled® Trust (Trust), which is organized as a Delaware statutory trust. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. This report contains information relating only to the Delaware REIT Fund. All other Delaware Pooled Trust portfolios are included in a separate report.

The investment objectives of the Fund are to seek maximum long-term total return, with capital appreciation as a secondary objective. It seeks to achieve its objectives by investing primarily in securities of companies principally engaged in the real estate industry.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Short-term debt securities are valued using the evaluated mean. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or

24

news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (October 31, 2008–October 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into April 30, 2012.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification

25

Notes to financial statements
Delaware REIT Fund

1. Significant Accounting Policies (continued)

upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended April 30, 2012.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended April 30, 2012.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended April 30, 2012, the Fund earned $360 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion and 0.60% on average daily net assets in excess of $2.5 billion.

Effective February 28, 2012, DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan and certain other expenses) do not exceed 1.25% of average daily net assets of the Fund through February 28, 2013. Prior to February 28, 2012, DMC had contractually agreed to waive expenses to the extent necessary to ensure that total annual operating expenses did not exceed 1.30% of average daily net assets of the Fund. This waiver and reimbursement may be terminated only by agreement of the Fund. This waiver and reimbursement applies only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the

26

following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended April 30, 2012, the Fund was charged $4,950 for these services.

DSC also provides dividend disbursing and transfer agent services. The Fund pays DSC a monthly asset-based fee for these services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and Class C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to limit the Fund’s Class A and Class R shares’ 12b-1 fees through February 28, 2013 to no more than 0.25% and 0.50%, of the average daily net assets, respectively.

At April 30, 2012, the Fund had liabilities payable to affiliates as follows:

Investment management fees payable to DMC	$130,532
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	4,848
Distribution fees payable to DDLP	38,573
Other expenses payable to DMC and affiliates*	7,355

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended April 30, 2012, the Fund was charged $2,853 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended April 30, 2012, DDLP earned $9,621 for commissions on sales of the Fund’s Class A shares. For the six months ended April 30, 2012, DDLP received gross CDSC commissions of $0, $645 and $41 on redemptions of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

27

Notes to financial statements
Delaware REIT Fund

3. Investments

For the six months ended April 30, 2012, the Fund made purchases of $75,436,439 and sales of $84,733,266 of investment securities other than short-term investments.

At April 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2012, the cost of investments was $196,319,781. At April 30, 2012, net unrealized appreciation was $24,012,177, of which $36,017,397 related to unrealized appreciation of investments and $12,005,220 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2	–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the

28

nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30,2012:

	Level 1	Level 2	Total
Common Stock	$210,215,122	$—	$210,215,122
Short-Term Investments	—	6,303,240	6,303,240
Securities Lending Collateral	—	3,813,596	3,813,596
Total	$210,215,122	$10,116,836	$220,331,958

The value of Level 3 investments was zero at the beginning and end of the period and there was no change in unrealized appreciation (depreciation).

During the six months ended April 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, iii) quantitative information about significant unobservable inputs used, iv) a description of the valuation processes used by the reporting entity and v) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. Management is currently evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

29

Notes to financial statements
Delaware REIT Fund

4. Dividends and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended April 30, 2012 and the year ended October 31, 2011 was as follows:

	Six Months	Year
	Ended	Ended
	4/30/12*	10/31/11
Ordinary income	$1,638,021	$3,310,819

*Tax information for the six months ended April 30, 2012 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of April 30, 2012, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$215,053,873
Undistributed ordinary income	317,530
Realized gains 11/1/11 – 4/30/12	8,405,687
Capital loss carryforwards as of 10/31/11	(29,335,868)
Unrealized appreciation	24,012,177
Net assets	$218,453,399

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at October 31, 2011 will expire as follows: $29,335,868 expires in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

30

For the six months ended April 30, 2012, the Fund had capital gains of $8,405,687, which may reduce the capital loss carryforwards.

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	4/30/12	10/31/11
Shares sold:
Class A	602,797	1,285,369
Class B	133	2,476
Class C	99,667	199,439
Class R	206,534	198,344
Institutional Class	866,519	2,456,013

Shares issued upon reinvestment of dividends and distributions:
Class A	46,872	100,989
Class B	1,012	3,390
Class C	6,531	13,353
Class R	4,004	7,472
Institutional Class	72,810	165,325
	1,906,879	4,432,170
Shares repurchased:
Class A	(713,307)	(2,766,428)
Class B	(117,022)	(377,998)
Class C	(151,867)	(410,170)
Class R	(122,069)	(196,257)
Institutional Class	(1,595,134)	(3,316,116)
	(2,699,399)	(7,066,969)
Net decrease	(792,520)	(2,634,799)

For the six months ended April 30, 2012 and the year ended October 31, 2011, 70,420 Class B shares were converted to 70,242 Class A shares valued at $838,757 and 199,570 Class B shares were converted to 199,021 Class A shares valued at $2,174,143, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

31

Notes to financial statements
Delaware REIT Fund

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $100,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The line of credit under the agreement expired on November 15, 2011.

On November 15, 2011, the Fund, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The agreement expires on November 13, 2012. The Fund had no amounts outstanding as of April 30, 2012, or at any time during the period then ended.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and assets with a maturity of one business day

32

or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At April 30, 2012, the value of securities on loan was $3,961,612, for which cash collateral was received and invested in accordance with the Lending Agreement. At April 30, 2012, the value of invested collateral was $3,813,596. These investments are presented on the statement of net assets under the caption “Securities Lending Collateral.”

9. Credit and Market Risk

The Fund concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

33

Notes to financial statements
Delaware REIT Fund

9. Credit and Market Risk (continued)

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of April 30, 2012, there were no Rule 144A securities. Illiquid securities have been identified on the statement of net assets.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to April 30, 2012 that would require recognition or disclosure in the Fund’s financial statements.

34

Other Fund information
(Unaudited)
Delaware REIT Fund

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware Pooled® Trust (the Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2010. During the fiscal years ended October 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Trust’s financial statements.

35

About the organization

Board of trustees
Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Drexel University
Philadelphia, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú Europa International Miami, FL	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware REIT Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at www.delawareinvestments.com; and (ii) on the SEC’s website at www.sec.gov.

36

Item 2. Code of Ethics

       Not applicable.

Item 3. Audit Committee Financial Expert

       Not applicable.

Item 4. Principal Accountant Fees and Services

       Not applicable.

Item 5. Audit Committee of Listed Registrants

       Not applicable.

Item 6. Investments

       (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

       (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

       Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

       Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

       Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

       Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

       Not applicable.

Item 11. Controls and Procedures

       The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

            Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

            Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: DELAWARE POOLED® TRUST

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	July 2, 2012

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	July 2, 2012

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	July 2, 2012